UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number File No. 811-08961

TIAA-CREF LIFE FUNDS

(Exact name of Registrant as specified in charter)

730 Third Avenue, New York, New York 10017-3206

(Address of Principal Executive Offices) (Zip code)

Terry H. Lin, Esq.

TIAA-CREF Life Funds

730 Third Avenue

New York, New York 10017-3206

(Name and address of agent for service)

Registrant’s telephone number, including area code: 212-490-9000

Date of fiscal year end: December 31

Date of reporting period: September 30, 2017

Item 1. Schedule of Investments.

TIAA-CREF LIFE FUNDS - Growth Equity Fund

TIAA-CREF LIFE FUNDS

GROWTH EQUITY FUND

SCHEDULE OF INVESTMENTS (unaudited)

September 30, 2017

SHARES		COMPANY	VALUE

COMMON STOCKS - 98.9%

AUTOMOBILES & COMPONENTS - 1.0%
2,722	*	Tesla, Inc	$928,474

		TOTAL AUTOMOBILES & COMPONENTS	928,474

BANKS - 1.2%
41,985		Bank of America Corp	1,063,900

		TOTAL BANKS	1,063,900

CAPITAL GOODS - 6.1%
3,911		Boeing Co	994,215
2,533		General Dynamics Corp	520,734
3,072		Northrop Grumman Corp	883,876
8,390		Parker-Hannifin Corp	1,468,418
3,755		Raytheon Co	700,608
1,359		Rockwell Automation, Inc	242,187
3,470		Roper Industries, Inc	844,598

		TOTAL CAPITAL GOODS	5,654,636

CONSUMER DURABLES & APPAREL - 1.2%
8,976	*	Lululemon Athletica, Inc	558,756
10,382		Nike, Inc (Class B)	538,307

		TOTAL CONSUMER DURABLES & APPAREL	1,097,063

CONSUMER SERVICES - 4.2%
15,229		Marriott International, Inc (Class A)	1,679,150
11,534		MGM Resorts International	375,893
33,390		Starbucks Corp	1,793,377

		TOTAL CONSUMER SERVICES	3,848,420

DIVERSIFIED FINANCIALS - 0.5%
6,870		Intercontinental Exchange Group, Inc	471,969

		TOTAL DIVERSIFIED FINANCIALS	471,969

ENERGY - 1.0%
6,930	*	Concho Resources, Inc	912,820

		TOTAL ENERGY	912,820

FOOD, BEVERAGE & TOBACCO - 2.5%
8,634		Costco Wholesale Corp	1,418,480
10,870	*	Monster Beverage Corp	600,567
5,221		Pinnacle Foods, Inc	298,485

		TOTAL FOOD, BEVERAGE & TOBACCO	2,317,532

TIAA-CREF LIFE FUNDS - Growth Equity Fund

SHARES		COMPANY	VALUE

HEALTH CARE EQUIPMENT & SERVICES - 5.8%
14,075	*	Cerner Corp	$1,003,829
1,950	*	Intuitive Surgical, Inc	2,039,466
1,884	*	NuVasive, Inc	104,487
11,386		UnitedHealth Group, Inc	2,229,948

		TOTAL HEALTH CARE EQUIPMENT & SERVICES	5,377,730

HOUSEHOLD & PERSONAL PRODUCTS - 1.5%
13,410		Estee Lauder Cos (Class A)	1,446,134

		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	1,446,134

MATERIALS - 3.5%
7,378		Albemarle Corp	1,005,695
7,688		Monsanto Co	921,176
3,604		Sherwin-Williams Co	1,290,376

		TOTAL MATERIALS	3,217,247

MEDIA - 0.4%
10,309		Comcast Corp (Class A)	396,690

		TOTAL MEDIA	396,690

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 11.2%
8,746		AbbVie, Inc	777,169
6,359	*	Alexion Pharmaceuticals, Inc	892,104
5,155	*	BioMarin Pharmaceutical, Inc	479,776
4,091		Bristol-Myers Squibb Co	260,760
12,963	*	Celgene Corp	1,890,265
3,465		Eli Lilly & Co	296,396
5,143	*	Illumina, Inc	1,024,486
3,299		Ipsen	438,943
5,806	*	Jazz Pharmaceuticals plc	849,127
3,480		Lonza Group AG.	914,421
5,229		Novo Nordisk AS	251,404
1,515	*	Regeneron Pharmaceuticals, Inc	677,387
6,200	*	Vertex Pharmaceuticals, Inc	942,648
12,011		Zoetis, Inc	765,821

		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	10,460,707

RETAILING - 9.8%
3,132	*	Amazon.com, Inc	3,010,948
6,844	*	Ctrip.com International Ltd (ADR)	360,953
4,778		Expedia, Inc	687,745
29,143		Gap, Inc	860,593
11,483	n	Home Depot, Inc	1,878,160
1,434		Kering	571,259
7,143		Lowe’s Companies, Inc	571,011
6,734	*	NetFlix, Inc	1,221,211

		TOTAL RETAILING	9,161,880

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 5.6%
18,622	*	Advanced Micro Devices, Inc	237,431
24,663		Applied Materials, Inc	1,284,696
9,452		Broadcom Ltd	2,292,488

TIAA-CREF LIFE FUNDS - Growth Equity Fund

SHARES		COMPANY	VALUE

2,535		Lam Research Corp	$469,076
5,704		NVIDIA Corp	1,019,704

		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	5,303,395

SOFTWARE & SERVICES - 37.2%
14,946		Activision Blizzard, Inc	964,166
17,492	*	Adobe Systems, Inc	2,609,457
5,228	*	Alibaba Group Holding Ltd (ADR)	902,928
2,065	*	Alphabet, Inc (Class A)	2,010,732
3,382	*	Alphabet, Inc (Class C)	3,243,710
24,567	*	eBay, Inc	944,847
23,259	*	Facebook, Inc	3,974,265
6,976	*	Gartner, Inc	867,884
7,970	*	IAC/InterActiveCorp	937,113
19,354		Intuit, Inc	2,750,978
17,358		MasterCard, Inc (Class A)	2,450,950
66,964		Microsoft Corp	4,988,148
16,378	*	PayPal Holdings, Inc	1,048,683
6,690	*	Red Hat, Inc	741,653
20,317	*	salesforce.com, Inc	1,898,014
4,409	g	Scout24 AG.	180,407
37,800		Tencent Holdings Ltd	1,652,642
24,339		Visa, Inc (Class A)	2,561,436

		TOTAL SOFTWARE & SERVICES	34,728,013

TECHNOLOGY HARDWARE & EQUIPMENT - 3.7%
21,918		Apple, Inc	3,378,002
487	*	Arista Networks, Inc	92,340

		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	3,470,342

TELECOMMUNICATION SERVICES - 0.9%
13,732	*	T-Mobile US, Inc	846,715

		TOTAL TELECOMMUNICATION SERVICES	846,715

TRANSPORTATION - 1.6%
10,488		Delta Air Lines, Inc	505,731
4,400		FedEx Corp	992,552

		TOTAL TRANSPORTATION	1,498,283

		TOTAL COMMON STOCKS	92,201,950

		(Cost $59,804,815)

PURCHASED OPTIONS - 0.0%

RETAILING - 0.0%
1,000		Home Depot, Inc	8,000

		TOTAL RETAILING	8,000

		TOTAL PURCHASED OPTIONS	8,000

		(Cost $6,470)

TIAA-CREF LIFE FUNDS - Growth Equity Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE

SHORT-TERM INVESTMENTS - 1.1%

GOVERNMENT AGENCY DEBT - 1.1%
$1,050,000	Federal Home Loan Bank (FHLB)	0.700%	10/02/17	$1,050,000

				1,050,000

	TOTAL SHORT-TERM INVESTMENTS			1,050,000

	(Cost $1,049,980)
	TOTAL INVESTMENTS - 100.0%			93,259,950
	(Cost $60,861,265)
	OTHER ASSETS & LIABILITIES, NET - 0.0%			7,453

	NET ASSETS - 100.0%			$93,267,403

Abbreviations(s):

ADR	American Depositary Receipt

*	Non-income producing

g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At 9/30/17, the aggregate value of these securities was $180,407 or 0.2% of net assets.

n	All or a portion of these securities have been segregated by the custodian to cover requirements on open written options contracts.

Purchased options outstanding as of September 30, 2017 were as follows (See Note 3):

Description/underlying investment	Number of contracts	Notional amount	Exercise price	Expiration date	Value
Home Depot, Inc, Call	10	$6,470	$160	1/19/18	$8,000
Total	10	$6,470			$8,000

Written options outstanding as of September 30, 2017 were as follows (See Note 3):

Description/underlying investment	Number of contracts	Notional amount	Exercise price	Expiration date	Value
Home Depot, Inc, Call	10	($3,080)	$170	1/19/18	$(3,200)
Home Depot, Inc, Put	10	(3,530)	135	1/19/18	(600)
Total	20	($6,610)			$(3,800)

TIAA-CREF LIFE FUNDS - Growth & Income Fund

TIAA-CREF LIFE FUNDS

GROWTH & INCOME FUND

SCHEDULE OF INVESTMENTS (unaudited)

September 30, 2017

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.8%

AUTOMOBILES & COMPONENTS - 0.4%
5,144		Delphi Automotive plc	$506,170

		TOTAL AUTOMOBILES & COMPONENTS	506,170

BANKS - 8.4%
69,176		Banca Intesa S.p.A.	244,904
97,547		Bank of America Corp	2,471,841
24,870		Citigroup, Inc	1,809,044
14,539		Citizens Financial Group, Inc	550,592
7,558		Comerica, Inc	576,373
2,029		First Republic Bank	211,949
33,328		Huntington Bancshares, Inc	465,259
46,584		ING Groep NV	858,653
30,806		JPMorgan Chase & Co	2,942,281
5,594		PNC Financial Services Group, Inc	753,904
16,049		Wells Fargo & Co	885,102

		TOTAL BANKS	11,769,902

CAPITAL GOODS - 8.5%
6,520	n	AGCO Corp	480,980
6,263		Assa Abloy AB	143,394
1,130		Boeing Co	287,257
10,597		Caterpillar, Inc	1,321,552
30,231		CNH Industrial NV (NYSE)	363,074
5,462		Fortive Corp	386,655
13,030	*	Gardner Denver Holdings, Inc	358,586
3,110		General Dynamics Corp	639,354
36,413	n	General Electric Co	880,466
12,139	n	Honeywell International, Inc	1,720,582
13,332		Kennametal, Inc	537,813
2,905		Northrop Grumman Corp	835,827
8,214		PACCAR, Inc	594,201
5,810		Parker-Hannifin Corp	1,016,866
6,378		Raytheon Co	1,190,007
3,317		Rockwell Automation, Inc	591,122
1,663		Schneider Electric S.A.	144,816
2,406	*,n	WABCO Holdings, Inc	356,088

		TOTAL CAPITAL GOODS	11,848,640

COMMERCIAL & PROFESSIONAL SERVICES - 0.7%
12,353	n	Waste Management, Inc	966,869

		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	966,869

TIAA-CREF LIFE FUNDS - Growth & Income Fund

SHARES		COMPANY	VALUE

CONSUMER DURABLES & APPAREL - 3.2%
16,633	n	Coach, Inc	$669,977
11,850		DR Horton, Inc	473,171
4,923	n	Hasbro, Inc	480,829
2,785	*,n	Mohawk Industries, Inc	689,315
15,201	n	Newell Rubbermaid, Inc	648,627
5,298	n	PVH Corp	667,866
9,808		Sony Corp	365,923
14,493	*,g	Spin Master Corp	559,626

		TOTAL CONSUMER DURABLES & APPAREL	4,555,334

CONSUMER SERVICES - 1.0%
11,988	n	Carnival Corp	774,065
4,234	n	Wynn Resorts Ltd	630,527

		TOTAL CONSUMER SERVICES	1,404,592

DIVERSIFIED FINANCIALS - 2.5%
10,992		American Express Co	994,336
14,473		Blackstone Group LP	482,964
5,701		CME Group, Inc	773,512
25,197		Morgan Stanley	1,213,740

		TOTAL DIVERSIFIED FINANCIALS	3,464,552

ENERGY - 5.8%
18,010		Chevron Corp	2,116,175
7,497	*	Concho Resources, Inc	987,505
23,264	*	Continental Resources, Inc	898,223
6,233		Delek US Holdings, Inc	166,608
7,356	*	Diamondback Energy, Inc	720,594
14,065		EOG Resources, Inc	1,360,648
20,182	*	Parsley Energy, Inc	531,594
13,645	*	RSP Permian, Inc	471,980
11,614		Williams Cos, Inc	348,536
42,398	*	WPX Energy, Inc	487,577

		TOTAL ENERGY	8,089,440

FOOD & STAPLES RETAILING - 0.4%
7,506		Wal-Mart Stores, Inc	586,519

		TOTAL FOOD & STAPLES RETAILING	586,519

FOOD, BEVERAGE & TOBACCO - 6.3%
21,218		Coca-Cola Co	955,022
17,314		Coca-Cola European Partners plc (Class A)	720,609
15,935	n	ConAgra Foods, Inc	537,647
2,348		Constellation Brands, Inc (Class A)	468,308
5,335		Costco Wholesale Corp	876,487
4,733		Fresh Del Monte Produce, Inc	215,162
2,254		Heineken NV	223,039
3,505		Hershey Co	382,641
8,855		Kraft Heinz Co	686,705
18,024	*	Monster Beverage Corp	995,826
7,771		PepsiCo, Inc	865,923
12,651		Philip Morris International, Inc	1,404,388
7,277	n	Pinnacle Foods, Inc	416,026

		TOTAL FOOD, BEVERAGE & TOBACCO	8,747,783

TIAA-CREF LIFE FUNDS - Growth & Income Fund

SHARES		COMPANY	VALUE

HEALTH CARE EQUIPMENT & SERVICES - 6.2%
4,165	n	Anthem, Inc	$790,850
13,244		Baxter International, Inc	831,061
40,016	*	Boston Scientific Corp	1,167,267
5,977		Cigna Corp	1,117,340
4,754	*	Edwards Lifesciences Corp	519,660
3,260	n	Humana, Inc	794,234
3,147	*	Idexx Laboratories, Inc	489,327
565	*	Intuitive Surgical, Inc	590,922
5,290	*,n	NuVasive, Inc	293,383
4,651		STERIS plc	411,149
3,270		Stryker Corp	464,405
5,698	n	Universal Health Services, Inc (Class B)	632,136
3,050	*,n	WellCare Health Plans, Inc	523,807

		TOTAL HEALTH CARE EQUIPMENT & SERVICES	8,625,541

HOUSEHOLD & PERSONAL PRODUCTS - 2.2%
5,142	*	Central Garden & Pet Co	199,716
12,085		Colgate-Palmolive Co	880,392
2,712		Estee Lauder Cos (Class A)	292,462
2,293		L’Oreal S.A.	486,216
13,353		Procter & Gamble Co	1,214,856

		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	3,073,642

INSURANCE - 2.3%
13,550		American International Group, Inc	831,835
8,535		Chubb Ltd	1,216,664
15,137		Lincoln National Corp	1,112,267

		TOTAL INSURANCE	3,160,766

MATERIALS - 3.8%
6,134		Chemours Co	310,442
24,476		DowDuPont, Inc	1,694,473
9,247		FMC Corp	825,850
10,705		International Paper Co	608,258
4,995	n	Praxair, Inc	698,001
1,981		Sherwin-Williams Co	709,277
5,977		WR Grace & Co	431,241

		TOTAL MATERIALS	5,277,542

MEDIA - 2.1%
7,590	n	CBS Corp (Class B)	440,220
26,664		Comcast Corp (Class A)	1,026,031
3,986	*,n	DISH Network Corp (Class A)	216,161
10,033	n	Viacom, Inc (Class B)	279,318
9,443	n	Walt Disney Co	930,797

		TOTAL MEDIA	2,892,527

TIAA-CREF LIFE FUNDS - Growth & Income Fund

SHARES		COMPANY	VALUE

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 9.0%
14,655	n	AbbVie, Inc	$1,302,243
5,678	*	Acadia Pharmaceuticals, Inc	213,890
3,911	n	Allergan plc	801,560
13,454		AstraZeneca plc (ADR)	455,822
4,396		Bayer AG.	600,508
4,805	*,n	BioMarin Pharmaceutical, Inc	447,201
2,830	*,n	Bluebird Bio, Inc	388,701
11,318		Bristol-Myers Squibb Co	721,409
7,745	*,n	Celgene Corp	1,129,376
4,843	*,n	Clovis Oncology, Inc	399,063
6,151		Eli Lilly & Co	526,157
2,791	*	Incyte Corp	325,821
4,457		Ipsen	593,019
3,033	*,n	Jazz Pharmaceuticals plc	443,576
1,124		Lonza Group AG.	295,347
20,304		Merck & Co, Inc	1,300,065
8,881		Novo Nordisk AS	426,987
22,069		Pfizer, Inc	787,863
4,213	*	Quintiles Transnational Holdings, Inc	400,530
995	*,n	Regeneron Pharmaceuticals, Inc	444,884
5,148	*	Seattle Genetics, Inc	280,103
2,487	*	TESARO, Inc	321,072

		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	12,605,197

REAL ESTATE - 0.2%
1,965	*	SBA Communications Corp	283,058

		TOTAL REAL ESTATE	283,058

RETAILING - 5.5%
2,768	*	Amazon.com, Inc	2,661,017
4,679	n	Expedia, Inc	673,495
13,516		Home Depot, Inc	2,210,677
709		Kering	282,443
5,025		L Brands, Inc	209,090
5,816	*,n	NetFlix, Inc	1,054,731
2,733	*,n	Ulta Beauty, Inc	617,822

		TOTAL RETAILING	7,709,275

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 4.4%
22,143		Applied Materials, Inc	1,153,429
5,208	n	Broadcom Ltd	1,263,148
3,218	*,n	Cavium, Inc	212,195
18,659		Intel Corp	710,534
7,724		Microchip Technology, Inc	693,461
7,208	*	Microsemi Corp	371,068
2,789		Monolithic Power Systems, Inc	297,168
6,873	n	NVIDIA Corp	1,228,686
3,254		Xilinx, Inc	230,481

		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	6,160,170

TIAA-CREF LIFE FUNDS - Growth & Income Fund

SHARES		COMPANY	VALUE

SOFTWARE & SERVICES - 15.8%
7,347		Activision Blizzard, Inc	$473,955
1,956	*	Adobe Systems, Inc	291,796
3,792	*	Alphabet, Inc (Class C)	3,636,945
2,200		Dassault Systemes S.A.	222,580
7,242		DXC Technology Co	621,943
15,975	*	Facebook, Inc	2,729,648
5,873	*	IAC/InterActiveCorp	690,547
10,090		MasterCard, Inc (Class A)	1,424,708
51,023		Microsoft Corp	3,800,704
10,447	*,e,n	Nutanix, Inc	233,908
28,630		Oracle Corp	1,384,261
12,850	*	PayPal Holdings, Inc	822,785
5,485	*,n	Proofpoint, Inc	478,402
13,072	*	salesforce.com, Inc	1,221,186
3,074	*	ServiceNow, Inc	361,287
18,801		Symantec Corp	616,861
7,943	*,n	Take-Two Interactive Software, Inc	812,013
17,913		Tencent Holdings Ltd	783,168
8,811	*	Twitter, Inc	148,642
6,105	*	Ubisoft Entertainment	420,181
5,316	*,e	VMware, Inc (Class A)	580,454
7,575	*	Yelp, Inc	327,998

		TOTAL SOFTWARE & SERVICES	22,083,972

TECHNOLOGY HARDWARE & EQUIPMENT - 6.2%
32,682	n	Apple, Inc	5,036,950
31,099		Cisco Systems, Inc	1,045,859
2,682		Cognex Corp	295,771
20,394	*	Flex Ltd	337,929
6,008		Flir Systems, Inc	233,771
4,933	*	Itron, Inc	382,061
2,763	*,n	Lumentum Holdings, Inc	150,169
3,902		National Instruments Corp	164,547
18,849	*	Pure Storage, Inc	301,396
2,911	n	Universal Display Corp	375,082
38,078	*	Viavi Solutions, Inc	360,218

		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	8,683,753

TELECOMMUNICATION SERVICES - 1.7%
45,889		AT&T, Inc	1,797,472
9,742	*	T-Mobile US, Inc	600,692

		TOTAL TELECOMMUNICATION SERVICES	2,398,164

TRANSPORTATION - 1.7%
14,191		CSX Corp	770,003
8,295		DSV AS	628,396
3,379	n	FedEx Corp	762,235
2,347		J.B. Hunt Transport Services, Inc	260,705

		TOTAL TRANSPORTATION	2,421,339

UTILITIES - 1.5%
6,949		American Water Works Co, Inc	562,244
6,913		NextEra Energy, Inc	1,013,100
4,538	n	Sempra Energy	517,922

		TOTAL UTILITIES	2,093,266

		TOTAL COMMON STOCKS	139,408,013

		(Cost $96,865,526)

TIAA-CREF LIFE FUNDS - Growth & Income Fund

SHARES	COMPANY	VALUE

PURCHASED OPTIONS - 0.0%

CONSUMER DURABLES & APPAREL - 0.0%
1,400	Mattel, Inc	$42

	TOTAL CONSUMER DURABLES & APPAREL	42

HEALTH CARE EQUIPMENT & SERVICES - 0.0%
400	Humana, Inc	900

	TOTAL HEALTH CARE EQUIPMENT & SERVICES	900

HOUSEHOLD & PERSONAL PRODUCTS - 0.0%
500	Church & Dwight Co, Inc	25

	TOTAL HOUSEHOLD & PERSONAL PRODUCTS	25

MATERIALS - 0.0%
500	Huntsman Corp	600

	TOTAL MATERIALS	600

MEDIA- 0.0%
1,400	DISH Network Corp	1,414

	TOTAL MEDIA	1,414

RETAILING - 0.0%
600	Macy’s, Inc	624

	TOTAL RETAILING	624

	TOTAL PURCHASED OPTIONS	3,605

	(Cost $11,450)

PRINCIPAL		ISSUER	RATE	MATURITY DATE

SHORT-TERM INVESTMENTS - 1.3%

GOVERNMENT AGENCY DEBT - 0.7%
$950,000		Federal Home Loan Bank (FHLB)	0.700%	10/02/17	950,000

		TOTAL GOVERNMENT AGENCY DEBT			950,000

SHARES		COMPANY

INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 0.6%
824,185	c	State Street Navigator Securities Lending Government Money Market Portfolio			824,185

		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES			824,185

		TOTAL SHORT-TERM INVESTMENTS			1,774,185

		(Cost $1,774,167)

TIAA-CREF LIFE FUNDS - Growth & Income Fund

VALUE
TOTAL INVESTMENTS - 101.1%	$141,185,803
(Cost $98,651,143)
OTHER ASSETS & LIABILITIES, NET - (1.1)%	(1,527,396)

NET ASSETS - 100.0%	$139,658,407

Abbreviation(s):

ADR	American Depositary Receipt

*	Non-income producing

c	Investments made with cash collateral received from securities on loan.

e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $805,023.

g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At 9/30/17, the aggregate value of these securities was $559,626 or 0.4% of net assets.

n	All or a portion of these securities have been segregated by the custodian to cover requirements on open written options contracts.

Purchased options outstanding as of September 30, 2017 were as follows (See Note 3):

Description/underlying investment	Number of contracts	Notional amount	Exercise price	Expiration date	Value
Church & Dwight Co, Inc, Call	5	$660	$55.00	10/20/17	$25
DISH Network Corp, Call	14	5,958	65.00	1/19/18	1,414
Humana, Inc, Call	4	1,967	280.00	2/16/18	900
Huntsman Corp, Call	5	1,085	28.00	1/19/18	600
Macy’s, Inc, Call	6	534	23.00	11/17/17	624
Mattel, Inc, Call	14	1,246	25.00	10/20/17	42
Total	48	$11,450			$3,605

Written options outstanding as of September 30, 2017 were as follows (See Note 3):

Description/underlying investment	Number of contracts	Notional amount	Exercise price	Expiration date	Value
AbbVie, Inc, Call	7	$(238)	$100.00	11/17/17	$(238)
AGCO Corp, Put	5	(195)	55.00	11/17/17	(50)
AGCO Corp, Put	5	(690)	60.00	11/17/17	(75)
Allergan plc, Put	5	(3,865)	220.00	1/19/18	(10,725)
Alliance Data Systems Corp, Put	2	(441)	195.00	10/20/17	(78)
Altria Group, Inc, Put	7	(420)	61.50	10/13/17	(147)
AMC Networks, Inc, Put	12	(852)	50.00	12/15/17	(870)
American Tower Corp, Put	9	(441)	130.00	10/20/17	(522)
Analog Devices, Inc, Put	4	(2,632)	80.00	12/15/17	(570)
Anthem, Inc, Put	4	(256)	175.00	10/20/17	(148)
Apple, Inc, Put	7	(633)	145.00	10/27/17	(497)
BioMarin Pharmaceutical, Inc, Put	7	(1,609)	80.00	10/20/17	(175)
Bluebird Bio, Inc, Put	5	(295)	105.00	10/20/17	(300)
Broadcom Ltd, Put	5	(1,209)	222.50	10/20/17	(450)
Carnival Corp, Put	10	(470)	60.00	10/20/17	(200)
Cavium, Inc, Put	11	(429)	60.00	10/20/17	(330)
CBS Corp, Put	10	(660)	55.00	10/20/17	(400)
Celgene Corp, Call	11	(5,150)	145.00	1/19/18	(9,163)
Clovis Oncology, Inc, Put	2	(216)	60.00	11/17/17	(140)
Clovis Oncology, Inc, Put	5	(2,340)	60.00	1/19/18	(1,000)
Clovis Oncology, Inc, Put	2	(986)	60.00	4/20/18	(790)
Coach, Inc, Put	14	(2,492)	40.00	11/17/17	(2,100)
ConAgra Brands, Inc, Put	18	(2,160)	32.00	12/15/17	(1,215)

TIAA-CREF LIFE FUNDS - Growth & Income Fund

Description/underlying investment	Number of contracts	Notional amount	Exercise price	Expiration date	Value
CyberArk Software Ltd, Put	10	$(4,205)	$40.00	4/20/18	$(3,550)
Delta Air Lines, Inc, Put	11	(1,254)	44.00	12/15/17	(902)
Diageo plc, Put	8	(337)	125.00	10/20/17	(240)
DISH Network Corp, Put	14	(5,325)	52.50	1/19/18	(4,095)
Expedia, Inc, Put	5	(370)	128.00	10/20/17	(100)
FedEx Corp, Put	7	(183)	210.00	9/29/17	(7)
Hasbro, Inc, Put	3	(1,329)	97.50	1/19/18	(1,560)
Hasbro, Inc, Put	4	(1,932)	90.00	4/20/18	(1,680)
HD Supply Holdings, Inc, Put	17	(1,844)	27.50	12/15/17	(170)
Humana, Inc, Call	4	(413)	310.00	2/16/18	(70)
Humana, Inc, Put	4	(1,133)	220.00	11/17/17	(560)
Humana, Inc, Put	4	(2,233)	220.00	2/16/18	(2,100)
Huntsman Corp, Put	11	(1,043)	22.00	1/19/18	(275)
Interpublic Group of Cos, Inc, Put	21	(2,688)	20.00	1/19/18	(1,890)
Jazz Pharmaceuticals plc, Put	7	(756)	130.00	11/17/17	(910)
Lumentum Holdings, Inc, Put	9	(316)	48.00	10/13/17	(315)
Lumentum Holdings, Inc, Put	4	(760)	35.00	12/15/17	(270)
Lumentum Holdings, Inc, Put	8	(2,065)	40.00	12/15/17	(1,020)
Mattel, Inc, Put	22	(1,243)	17.00	1/19/18	(5,170)
Mattel, Inc, Put	44	(12,672)	18.00	4/20/18	(15,400)
MicroStrategy, Inc, Put	3	(1,054)	115.00	1/19/18	(967)
Mohawk Industries, Inc, Put	3	(129)	230.00	10/20/17	(135)
Monsanto Co, Put	13	(8,687)	97.50	1/19/18	(806)
Monsanto Co, Put	6	(1,248)	100.00	4/20/18	(1,068)
NASDAQ, Inc, Put	9	(733)	72.50	10/20/17	(90)
NetFlix, Inc, Put	3	(417)	162.50	10/13/17	(57)
Newell Brands, Inc, Put	15	(2,070)	45.00	12/15/17	(5,265)
Northern Trust Corp, Put	11	(2,398)	82.50	1/19/18	(1,320)
Nutanix, Inc, Put	14	(616)	17.50	10/20/17	(140)
NuVasive, Inc, Put	10	(3,541)	65.00	12/15/17	(10,650)
NVIDIA Corp, Put	5	(861)	167.50	10/13/17	(460)
Pinnacle Foods, Inc, Put	10	(940)	55.00	10/20/17	(500)
Pioneer Natural Resources Co, Put	11	(12,848)	140.00	3/16/18	(8,998)
Praxair, Inc, Put	7	(1,351)	125.00	10/20/17	(70)
Proofpoint, Inc, Put	4	(472)	80.00	10/20/17	(328)
Proofpoint, Inc, Put	4	(892)	85.00	10/20/17	(888)
PVH Corp, Put	3	(600)	115.00	12/15/17	(623)
Regeneron Pharmaceuticals, Inc, Put	3	(4,621)	400.00	1/19/18	(3,450)
Schlumberger Ltd, Put	7	(3,661)	70.00	1/19/18	(2,205)
Sempra Energy, Put	7	(553)	100.00	10/20/17	(70)
Starbucks Corp, Put	11	(580)	50.00	10/20/17	(44)
Take-Two Interactive Software, Inc, Put	3	(669)	65.00	12/15/17	(45)
Take-Two Interactive Software, Inc, Put	3	(1,526)	90.00	3/16/18	(1,275)
TransDigm Group, Inc, Put	3	(420)	238.00	10/20/17	(398)
TripAdvisor, Inc, Put	22	(3,360)	38.00	12/15/17	(4,290)
Ulta Beauty, Inc, Call	3	(1,449)	255.00	3/16/18	(2,730)
Ulta Beauty, Inc, Put	3	(11,604)	240.00	3/16/18	(8,070)
United States Steel Corp, Put	10	(690)	18.00	4/20/18	(640)
Universal Display Corp, Put	3	(969)	105.00	12/15/17	(765)
Universal Display Corp, Put	4	(3,312)	110.00	12/15/17	(1,420)
Universal Display Corp, Put	2	(626)	100.00	1/19/18	(540)
Universal Health Services, Inc, Call	7	(826)	115.00	10/20/17	(490)
Universal Health Services, Inc, Put	8	(984)	105.00	10/20/17	(400)
Viacom, Inc, Put	14	(7,742)	35.00	1/19/18	(10,430)
WABCO Holdings, Inc, Call	7	(2,401)	150.00	12/15/17	(3,710)
Walt Disney Co, Put	9	(283)	90.00	10/20/17	(36)
Walt Disney Co, Put	4	(228)	90.00	11/17/17	(168)
Waste Management, Inc, Put	10	(420)	70.00	10/20/17	(50)
WellCare Health Plans, Inc, Put	5	(540)	155.00	10/20/17	(375)
Wynn Resorts Ltd, Put	4	(280)	137.00	10/6/17	(60)
Zimmer Biomet Holdings, Inc, Put	9	(3,694)	110.00	12/15/17	(1,845)
Total	676	($161,075)			$(146,338)

TIAA-CREF LIFE FUNDS - Large-Cap Value Fund

TIAA-CREF LIFE FUNDS

LARGE-CAP VALUE FUND

SCHEDULE OF INVESTMENTS (unaudited)

September 30, 2017

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.7%

AUTOMOBILES & COMPONENTS - 1.2%
14,524		General Motors Co	$586,479
14,262		Peugeot S.A.	339,510

		TOTAL AUTOMOBILES & COMPONENTS	925,989

BANKS - 12.1%
100,171		Banca Intesa S.p.A.	354,636
91,839		Bank of America Corp	2,327,200
24,300		Citigroup, Inc	1,767,582
6,637		Citizens Financial Group, Inc	251,343
6,777		Comerica, Inc	516,814
4,224		Huntington Bancshares, Inc	58,967
11,987		JPMorgan Chase & Co	1,144,878
29,060		Regions Financial Corp	442,584
4,476		SunTrust Banks, Inc	267,531
8,482		TCF Financial Corp	144,533
24,965		Wells Fargo & Co	1,376,820
11,471		Zions Bancorporation	541,202

		TOTAL BANKS	9,194,090

CAPITAL GOODS - 7.4%
12,566	*	Colfax Corp	523,248
8,603		Fortive Corp	609,006
8,800	*	Gardner Denver Holdings, Inc	242,176
53,128		General Electric Co	1,284,635
4,988	*	HD Supply Holdings, Inc	179,917
1,989	*	Herc Holdings, Inc	97,720
2,565		L3 Technologies, Inc	483,323
4,946		Masco Corp	192,944
4,099	*	Navistar International Corp	180,643
5,113	*	SPX Corp	150,015
8,090	*	SPX FLOW, Inc	311,950
11,829		Terex Corp	532,542
16,197		Triumph Group, Inc	481,861
2,716		United Technologies Corp	315,273

		TOTAL CAPITAL GOODS	5,585,253

CONSUMER DURABLES & APPAREL - 1.6%
40,103		Cyrela Brazil Realty S.A.	174,738
11,246		Mattel, Inc	174,088
8,793		Pulte Homes, Inc	240,313
10,865	*	Skechers U.S.A., Inc (Class A)	272,603
2,101		Sony Corp	78,385
6,405		Sony Corp (ADR)	239,163

		TOTAL CONSUMER DURABLES & APPAREL	1,179,290

TIAA-CREF LIFE FUNDS - Large-Cap Value Fund

SHARES		COMPANY	VALUE

CONSUMER SERVICES - 3.0%
4,567	*	Arcos Dorados Holdings, Inc	$45,898
5,987		Carnival Corp	386,581
13,310		Extended Stay America, Inc	266,200
19,535		Melco Crown Entertainment Ltd (ADR)	471,184
10,914		MGM Resorts International	355,687
7,836		Red Rock Resorts, Inc	181,482
8,995		Restaurant Brands International, Inc	574,601

		TOTAL CONSUMER SERVICES	2,281,633

DIVERSIFIED FINANCIALS - 5.3%
3,991		American Express Co	361,026
2,116		Bank of New York Mellon Corp	112,190
3,547		Capital One Financial Corp	300,289
5,777		Goldman Sachs Group, Inc	1,370,246
4,355		Legg Mason, Inc	171,195
13,439		Morgan Stanley	647,357
7,776		State Street Corp	742,919
11,469		Synchrony Financial	356,113

		TOTAL DIVERSIFIED FINANCIALS	4,061,335

ENERGY - 11.9%
2,546		Anadarko Petroleum Corp	124,372
2,764		Arch Coal, Inc	198,289
36	*,e	California Resources Corp	377
60,361		Cenovus Energy, Inc	604,817
10,690		Chevron Corp	1,256,075
2,526	*	Continental Resources, Inc	97,529
148	*	Diamondback Energy, Inc	14,498
12,413		EOG Resources, Inc	1,200,834
11,673		Exxon Mobil Corp	956,952
10,438	*	Jagged Peak Energy, Inc	142,583
24,946	*	Matador Resources Co	677,284
40,802	*,e	MEG Energy Corp	179,526
21,592		Nabors Industries Ltd	174,248
4,019	*	Newfield Exploration Co	119,244
24,458	*	Parsley Energy, Inc	644,224
17,421		Plains All American Pipeline LP	369,151
5,903		Plains GP Holdings LP	129,099
3,727	e	RPC, Inc	92,392
11,187	*	RSP Permian, Inc	386,958
17,707	*,e	Transocean Ltd (NYSE)	190,527
112,561	*	Weatherford International Ltd	515,529
27,278		Williams Cos, Inc	818,613
8,268	*	WPX Energy, Inc	95,082

		TOTAL ENERGY	8,988,203

FOOD & STAPLES RETAILING - 1.7%
8,337	*	US Foods Holding Corp	222,598
8,228		Walgreens Boots Alliance, Inc	635,366
5,802		Wal-Mart Stores, Inc	453,368

		TOTAL FOOD & STAPLES RETAILING	1,311,332

TIAA-CREF LIFE FUNDS - Large-Cap Value Fund

SHARES		COMPANY	VALUE

FOOD, BEVERAGE & TOBACCO - 5.0%
9,131		ConAgra Foods, Inc	$308,080
11,896		Kraft Heinz Co	922,535
4,359		Lamb Weston Holdings, Inc	204,393
712		Molson Coors Brewing Co (Class B)	58,128
21,845		Mondelez International, Inc	888,218
8,201		Philip Morris International, Inc	910,393
8,024		Pinnacle Foods, Inc	458,732
166		Snyder’s-Lance, Inc	6,331

		TOTAL FOOD, BEVERAGE & TOBACCO	3,756,810

HEALTH CARE EQUIPMENT & SERVICES - 3.8%
21,798		Abbott Laboratories	1,163,141
610		Anthem, Inc	115,827
1,058		Baxter International, Inc	66,390
9,894	*	Boston Scientific Corp	288,608
9,299		Cardinal Health, Inc	622,289
728		Cigna Corp	136,092
2,872		Medtronic plc	223,356
4,086	*	Molina Healthcare, Inc	280,953

		TOTAL HEALTH CARE EQUIPMENT & SERVICES	2,896,656

HOUSEHOLD & PERSONAL PRODUCTS - 1.3%
10,880		Procter & Gamble Co	989,862

		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	989,862

INSURANCE - 6.2%
4,230		Allstate Corp	388,779
16,083		American International Group, Inc	987,336
3,713	*	Berkshire Hathaway, Inc (Class B)	680,667
1,131	*	Brighthouse Financial, Inc	68,765
4,340		Chubb Ltd	618,667
6,070		Hartford Financial Services Group, Inc	336,460
12,489	e	Manulife Financial Corp	253,402
19,253		Metlife, Inc	1,000,193
2,060		Travelers Cos, Inc	252,391
1,991		W.R. Berkley Corp	132,880

		TOTAL INSURANCE	4,719,540

MATERIALS - 6.2%
410		Acerinox S.A.	5,919
44,652	*	AK Steel Holding Corp	249,605
3,396		Ashland Global Holdings, Inc	222,064
2,185	*	Berry Plastics Group, Inc	123,780
14,181		DowDuPont, Inc	981,751
23,287		First Quantum Minerals Ltd	261,471
28,628	*	Freeport-McMoRan Copper & Gold, Inc (Class B)	401,937
5,646	*	GCP Applied Technologies, Inc	173,332
29,648	*	Louisiana-Pacific Corp	802,868
13,043		Olin Corp	446,723
5,922	*,e	Ramaco Resources, Inc	39,263
9,237		Valvoline, Inc	216,608
10,575		WR Grace & Co	762,986

		TOTAL MATERIALS	4,688,307

TIAA-CREF LIFE FUNDS - Large-Cap Value Fund

SHARES		COMPANY	VALUE

MEDIA - 0.9%
3,437		CBS Corp (Class B)	$199,346
2,765	*	DISH Network Corp (Class A)	149,946
1,500		Time Warner, Inc	153,675
1,358		Walt Disney Co	133,858

		TOTAL MEDIA	636,825

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 9.8%
2,277		Agilent Technologies, Inc	146,183
4,116		Allergan plc	843,574
3,052		Amgen, Inc	569,045
6,733		Bristol-Myers Squibb Co	429,161
5,962	*	Endo International plc	51,065
9,335		Gilead Sciences, Inc	756,322
8,007		Johnson & Johnson	1,040,990
10,333		Merck & Co, Inc	661,622
18,366	*	Mylan NV	576,142
57,987		Pfizer, Inc	2,070,136
12,880		Teva Pharmaceutical Industries Ltd (ADR)	226,688

		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	7,370,928

REAL ESTATE - 0.8%
627		AvalonBay Communities, Inc	111,870
3,810		HCP, Inc	106,032
13,366		MGM Growth Properties LLC	403,787
796	*	Quality Care Properties, Inc	12,338

		TOTAL REAL ESTATE	634,027

RETAILING - 1.2%
22		Advance Auto Parts, Inc	2,182
34,818	*	Groupon, Inc	181,054
200,000		Hengdeli Holdings Ltd	10,881
51,602	*	JC Penney Co, Inc	196,604
73,661		Via Varejo S.A.	537,488

		TOTAL RETAILING	928,209

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 2.3%
35,460	*	Advanced Micro Devices, Inc	452,115
27,374		Advanced Semiconductor Engineering, Inc (ADR)	169,171
13,198		Intel Corp	502,580
5,735	*	Mellanox Technologies Ltd	270,405
3,151		Qualcomm, Inc	163,348
4,402		Silicon Motion Technology Corp (ADR)	211,428

		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	1,769,047

TIAA-CREF LIFE FUNDS - Large-Cap Value Fund

SHARES		COMPANY	VALUE

SOFTWARE & SERVICES - 5.9%
5,777	*	Conduent, Inc	$90,525
5,115	*	Dell Technologies, Inc-VMware Inc	394,929
12,567	*	eBay, Inc	483,327
1,847	*	IAC/InterActiveCorp	217,170
1,029	*	Micro Focus International plc (ADR)	32,825
1,453	*	MicroStrategy, Inc (Class A)	185,563
638		Nintendo Co Ltd	235,252
27,002		Oracle Corp	1,305,547
54,816	*	Pandora Media, Inc	422,083
13,526		Symantec Corp	443,788
18,111	*	Teradata Corp	611,971

		TOTAL SOFTWARE & SERVICES	4,422,980

TECHNOLOGY HARDWARE & EQUIPMENT - 4.4%
14,711	*	Ciena Corp	323,201
36,267		Cisco Systems, Inc	1,219,659
4,150		Corning, Inc	124,168
7,497		Hewlett Packard Enterprise Co	110,281
12,347	*	Infinera Corp	109,518
11,188		Juniper Networks, Inc	311,362
4,818	*	Lumentum Holdings, Inc	261,858
63,492		Nokia Corp	379,682
14,256		Xerox Corp	474,582

		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	3,314,311

TELECOMMUNICATION SERVICES - 3.7%
48,775		AT&T, Inc	1,910,517
18,195		Telephone & Data Systems, Inc	507,459
7,827		Verizon Communications, Inc	387,358

		TOTAL TELECOMMUNICATION SERVICES	2,805,334

TRANSPORTATION - 1.4%
15,994	*,†,b,m	AMR Corp (Escrow)	160
6,387	*	Kirby Corp	421,222
14,936	*	Knight-Swift Transportation Holdings, Inc	620,591

		TOTAL TRANSPORTATION	1,041,973

UTILITIES - 2.6%
2,895		American Electric Power Co, Inc	203,345
2,688		Duke Energy Corp	225,577
2,078		Edison International	160,359
18,827		Exelon Corp	709,213
17,854		FirstEnergy Corp	550,439
1,146		Sempra Energy	130,793

		TOTAL UTILITIES	1,979,726

		TOTAL COMMON STOCKS	75,481,660

		(Cost $60,524,549)

TIAA-CREF LIFE FUNDS - Large-Cap Value Fund

SHARES		COMPANY	VALUE

PURCHASED OPTIONS - 0.0%

DIVERSIFIED FINANCIALS - 0.0%
36,100		Chicago Board Options Exchange SPX Volatility Index	$7,220
6,100		S&P 500 Index	10,370

		TOTAL DIVERSIFIED FINANCIALS	17,590

		TOTAL PURCHASED OPTIONS	17,590

		(Cost $250,241)

SHORT-TERM INVESTMENTS - 0.8%

INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 0.8%
584,711	c	State Street Navigator Securities Lending Government Money Market Portfolio	584,711

		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES	584,711

		TOTAL SHORT-TERM INVESTMENTS	584,711

		(Cost $584,711)
		TOTAL INVESTMENTS - 100.5%	76,083,961
		(Cost $61,359,501)
		OTHER ASSETS & LIABILITIES, NET - (0.5)%	(396,307)

		NET ASSETS - 100.0%	$75,687,654

Abbreviation(s):

ADR American Depositary Receipt

*	Non-income producing

†	Security is categorized as Level 3 in the fair value hierarchy.

b	In bankruptcy

c	Investments made with cash collateral received from securities on loan.

e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $570,163.

m	Indicates a security that has been deemed illiquid.

Purchased options outstanding as of September 30, 2017 were as follows (See Note 3):

Description/underlying investment	Number of contracts	Notional amount	Exercise price	Expiration date	Value
Chicago Board Options Exchange SPX Volatility Index, Call	361	$53,699	$20	10/18/17	$7,220
S&P 500 Index, Put	61	196,542	2,300	10/31/17	10,370
Total	422	$250,241			$17,590

Written options outstanding as of September 30, 2017 were as follows (See Note 3):

Description/underlying investment	Number of contracts	Notional amount	Exercise price	Expiration date	Value
Chicago Board Options Exchange SPX Volatility Index, Call	361	$(18,501)	$30	10/18/17	$(3,610)
S&P 500 Index, Put	61	(76,128)	2,100	10/31/17	(3,355)
Total	422	$(94,629)			$(6,965)

TIAA-CREF LIFE FUNDS - Real Estate Securities Fund

TIAA-CREF LIFE FUNDS

REAL ESTATE SECURITIES FUND

SCHEDULE OF INVESTMENTS (unaudited)

September 30, 2017

SHARES		COMPANY	VALUE

COMMON STOCKS - 97.8%

DIVERSIFIED REITS - 4.0%
25,000		iShares Dow Jones US Real Estate Index Fund	$1,997,000
120,000		Spirit Realty Capital, Inc	1,028,400

		TOTAL DIVERSIFIED REITS	3,025,400

HEALTH CARE REITS - 6.1%
20,000		HCP, Inc	556,600
45,000		Healthcare Trust of America, Inc	1,341,000
15,000		Ventas, Inc	976,950
25,000		Welltower, Inc	1,757,000

		TOTAL HEALTH CARE REITS	4,631,550

HOMEBUILDING - 0.5%
25,000	*	TRI Pointe Homes, Inc	345,250

		TOTAL HOMEBUILDING	345,250

HOTEL & RESORT REITS - 4.5%
45,000		DiamondRock Hospitality Co	492,750
35,000		Host Marriott Corp	647,150
20,000		MGM Growth Properties LLC	604,200
22,000		Park Hotels & Resorts, Inc	606,320
65,000		Sunstone Hotel Investors, Inc	1,044,550

		TOTAL HOTEL & RESORT REITS	3,394,970

INDUSTRIAL REITS - 9.2%
25,000		Duke Realty Corp	720,500
48,000		Prologis, Inc	3,046,080
80,000		Rexford Industrial Realty, Inc	2,289,600
24,000		Terreno Realty Corp	868,320

		TOTAL INDUSTRIAL REITS	6,924,500

IT CONSULTING & OTHER SERVICES - 0.7%
10,000	*	InterXion Holding NV	509,300

		TOTAL IT CONSULTING & OTHER SERVICES	509,300

MORTGAGE REITS - 0.7%
25,000		Starwood Property Trust, Inc	543,000

		TOTAL MORTGAGE REITS	543,000

OFFICE REITS - 12.0%
9,500		Alexandria Real Estate Equities, Inc	1,130,215
21,000		Boston Properties, Inc	2,580,480
35,000		Hudson Pacific Properties	1,173,550
24,000		Kilroy Realty Corp	1,706,880
16,000		SL Green Realty Corp	1,621,120
10,500		Vornado Realty Trust	807,240

		TOTAL OFFICE REITS	9,019,485

TIAA-CREF LIFE FUNDS - Real Estate Securities Fund

SHARES		COMPANY	VALUE

REAL ESTATE DEVELOPMENT - 0.4%
18,000	*,m	Forestar Group, Inc	$319,500

		TOTAL REAL ESTATE DEVELOPMENT	319,500

REAL ESTATE SERVICES - 0.7%
30,000		Kennedy-Wilson Holdings, Inc	556,500

		TOTAL REAL ESTATE SERVICES	556,500

RESIDENTIAL REITS - 18.1%
20,000		American Homes 4 Rent	434,200
28,000		Apartment Investment & Management Co (Class A)	1,228,080
5,000		AvalonBay Communities, Inc	892,100
11,000		Camden Property Trust	1,005,950
22,000		Equity Lifestyle Properties, Inc	1,871,760
30,000		Equity Residential	1,977,900
7,000		Essex Property Trust, Inc	1,778,210
20,000		Invitation Homes, Inc	453,000
12,000		Mid-America Apartment Communities, Inc	1,282,560
30,000		Starwood Waypoint Homes	1,091,100
19,000		Sun Communities, Inc	1,627,920

		TOTAL RESIDENTIAL REITS	13,642,780

RETAIL REITS - 14.8%
15,000		Agree Realty Corp	736,200
30,000		DDR Corp	274,800
15,000		Federal Realty Investment Trust	1,863,150
70,000		GGP, Inc	1,453,900
7,000		Realty Income Corp	400,330
23,000		Regency Centers Corp	1,426,920
50,000		Retail Opportunities Investment Corp	950,500
25,000		Simon Property Group, Inc	4,025,250

		TOTAL RETAIL REITS	11,131,050

SPECIALIZED REITS - 26.1%
24,000		American Tower Corp	3,280,320
33,000		Crown Castle International Corp	3,299,340
20,000		CyrusOne, Inc	1,178,600
7,000		Digital Realty Trust, Inc	828,310
7,000		Equinix, Inc	3,124,100
13,000		Extra Space Storage, Inc	1,038,960
38,000		Four Corners Property Trust, Inc	946,960
8,000		Gaming and Leisure Properties, Inc	295,120
12,000		Iron Mountain, Inc	466,800
35,000		National Storage Affiliates Trust	848,400
8,000		Public Storage, Inc	1,711,920
25,000		QTS Realty Trust, Inc	1,309,000
40,000		Weyerhaeuser Co	1,361,200

		TOTAL SPECIALIZED REITS	19,689,030

		TOTAL COMMON STOCKS	73,732,315

		(Cost $56,064,100)

TIAA-CREF LIFE FUNDS - Real Estate Securities Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE

SHORT-TERM INVESTMENTS - 1.8%

GOVERNMENT AGENCY DEBT - 1.8%
$1,350,000	Federal Home Loan Bank (FHLB)	0.700%	10/02/17	$1,350,000

				1,350,000

	TOTAL SHORT-TERM INVESTMENTS			1,350,000

	(Cost $1,349,974)
	TOTAL INVESTMENTS - 99.6%			75,082,315
	(Cost $57,414,074)
	OTHER ASSETS & LIABILITIES, NET - 0.4%			342,438

	NET ASSETS - 100.0%			$75,424,753

Abbreviation(s):

REIT     Real Estate Investment Trust

*	Non-income producing

m	Indicates a security that has been deemed illiquid.

TIAA-CREF LIFE FUNDS - Small-Cap Equity Fund

TIAA-CREF LIFE FUNDS

SMALL-CAP EQUITY FUND

SCHEDULE OF INVESTMENTS (unaudited)

September 30, 2017

SHARES		COMPANY	VALUE

COMMON STOCKS - 98.6%

AUTOMOBILES & COMPONENTS - 1.0%
1,000		LCI Industries, Inc	$115,850
3,909		Tenneco, Inc	237,159
1,570	*	Visteon Corp	194,319

		TOTAL AUTOMOBILES & COMPONENTS	547,328

BANKS - 12.1%
6,400		Bank of NT Butterfield & Son Ltd	234,496
1,590		Banner Corp	97,435
3,708		Berkshire Hills Bancorp, Inc	143,685
9,480	l	Cathay General Bancorp	381,096
6,300	*	Customers Bancorp, Inc	205,506
3,700	*	Eagle Bancorp, Inc	248,085
10,320	*	Essent Group Ltd	417,960
3,860	*	FCB Financial Holdings, Inc	186,438
627		Federal Agricultural Mortgage Corp (Class C)	45,608
26,400	*	First Bancorp (Puerto Rico)	135,168
10,300		First Commonwealth Financial Corp	145,539
6,300	*	Flagstar Bancorp, Inc	223,524
19,700		FNB Corp	276,391
8,000		Hancock Holding Co	387,600
4,300		IBERIABANK Corp	353,245
32,420	*	MGIC Investment Corp	406,223
8,263		Oritani Financial Corp	138,818
3,071		Popular, Inc	110,372
12,530		Provident Financial Services, Inc	334,175
23,020		Radian Group, Inc	430,244
7,721		Sterling Bancorp/DE	190,323
15,810		Umpqua Holdings Corp	308,453
10,437		United Community Banks, Inc	297,872
6,700	*	Walker & Dunlop, Inc	350,611
8,380		Washington Federal, Inc	281,987
4,200		WesBanco, Inc	172,284
4,400		Wintrust Financial Corp	344,564

		TOTAL BANKS	6,847,702

CAPITAL GOODS - 10.4%
7,277	*	Aerojet Rocketdyne Holdings, Inc	254,768
6,400		Allison Transmission Holdings, Inc	240,192
6,400	*	Atkore International Group, Inc	124,864
4,450	*	Beacon Roofing Supply, Inc	228,062
3,400		BWX Technologies, Inc	190,468
5,030	*	Colfax Corp	209,449
6,759		Comfort Systems USA, Inc	241,296
3,300		Curtiss-Wright Corp	344,982

TIAA-CREF LIFE FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE

6,287		EMCOR Group, Inc	$436,192
3,088		Encore Wire Corp	138,265
3,904		EnerSys	270,040
4,700	*	Generac Holdings, Inc	215,871
5,800	*	GMS, Inc	205,320
6,400		Hillenbrand, Inc	248,640
1,800		Kadant, Inc	177,390
6,100	*	Mastec, Inc	283,040
11,900	*	Meritor, Inc	309,519
2,580	*	Moog, Inc (Class A)	215,249
9,530	*	MRC Global, Inc	166,680
6,024		Mueller Industries, Inc	210,539
2,975	*	Patrick Industries, Inc	250,198
1,200	*	Teledyne Technologies, Inc	191,016
3,100	*	Trex Co, Inc	279,217
7,100	*	Univar, Inc	205,403
3,100		Woodward Governor Co	240,591

		TOTAL CAPITAL GOODS	5,877,251

COMMERCIAL & PROFESSIONAL SERVICES - 2.8%
6,200		ABM Industries, Inc	258,602
14,300	*	ACCO Brands Corp	170,170
5,600	*	Advanced Disposal Services, Inc	141,064
2,600		Exponent, Inc	192,140
2,300		Insperity, Inc	202,400
4,300	*	TriNet Group, Inc	144,566
5,128		Viad Corp	312,295
2,612	*	WageWorks, Inc	158,549

		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	1,579,786

CONSUMER DURABLES & APPAREL - 3.1%
12,910		Callaway Golf Co	186,291
2,860		Columbia Sportswear Co	176,119
1,800	*	Deckers Outdoor Corp	123,138
2,690	*	Helen of Troy Ltd	260,661
3,000	*	Installed Building Products Inc	194,400
4,000	*	M/I Homes, Inc	106,920
2,023	*	Malibu Boats Inc	64,008
5,200	*	Steven Madden Ltd	225,160
4,456	*	TopBuild Corp	290,397
2,200		Tupperware Corp	136,004

		TOTAL CONSUMER DURABLES & APPAREL	1,763,098

CONSUMER SERVICES - 3.6%
2,200	*	Bright Horizons Family Solutions	189,662
1,100	*	Buffalo Wild Wings, Inc	116,270
4,100		Choice Hotels International, Inc	261,990
1,350		Churchill Downs, Inc	278,370
3,580	*	Dave & Buster’s Entertainment, Inc	187,878
10,530	*	Denny’s Corp	131,099
4,815	*	Grand Canyon Education, Inc	437,298
7,030		ILG, Inc	187,912
5,100		Texas Roadhouse, Inc (Class A)	250,614

		TOTAL CONSUMER SERVICES	2,041,093

TIAA-CREF LIFE FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE

DIVERSIFIED FINANCIALS - 3.1%
5,300		Artisan Partners Asset Management, Inc	$172,780
13,200		BGC Partners, Inc (Class A)	191,004
4,535		Evercore Partners, Inc (Class A)	363,934
4,000		Houlihan Lokey, Inc	156,520
1,420		iShares Russell 2000 Index Fund	210,415
12,010		New Residential Investment Corp	200,927
17,900	*	SLM Corp	205,313
4,784		Stifel Financial Corp	255,753

		TOTAL DIVERSIFIED FINANCIALS	1,756,646

ENERGY - 4.4%
5,100	*	C&J Energy Services, Inc	152,847
7,847		Delek US Holdings, Inc	209,750
4,509	*	Exterran Corp	142,530
8,160		Green Plains Renewable Energy, Inc	164,424
7,400	*	Gulfport Energy Corp	106,116
16,700	*	Helix Energy Solutions Group, Inc	123,413
19,100	*	Newpark Resources, Inc	191,000
21,350	*	Oasis Petroleum, Inc	194,712
6,700	*	Par Pacific Holdings, Inc	139,360
6,100	*	PDC Energy, Inc	299,083
5,600	*	Peabody Energy Corp	162,456
10,300	*	Rowan Cos plc	132,355
6,930	*	RSP Permian, Inc	239,709
4,644	*	SandRidge Energy, Inc	93,298
15,200	*	Ultra Petroleum Corp	131,784

		TOTAL ENERGY	2,482,837

FOOD, BEVERAGE & TOBACCO - 2.4%
3,200		Calavo Growers, Inc	234,240
11,850	*	Darling International, Inc	207,612
2,570		Fresh Del Monte Produce, Inc	116,832
2,124		Lancaster Colony Corp	255,135
1,900		Sanderson Farms, Inc	306,888
10,466		Vector Group Ltd	214,247

		TOTAL FOOD, BEVERAGE & TOBACCO	1,334,954

HEALTH CARE EQUIPMENT & SERVICES - 5.2%
14,300	*	Allscripts Healthcare Solutions, Inc	203,489
2,288	*	Anika Therapeutics, Inc	132,704
3,800	*	Halyard Health, Inc	171,114
3,850		Hill-Rom Holdings, Inc	284,900
10,490	*	HMS Holdings Corp	208,331
1,075	*	ICU Medical, Inc	199,789
6,700	*	Lantheus Holdings, Inc	119,260
3,430	*	Magellan Health Services, Inc	296,009
4,070	*	Masimo Corp	352,299
700	*	Medidata Solutions, Inc	54,642
7,660	*	Merit Medical Systems, Inc	324,401
11,154	*	OraSure Technologies, Inc	250,965

TIAA-CREF LIFE FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE

3,800	*	Orthofix International NV	$179,550
5,573	*	Premier, Inc	181,513

		TOTAL HEALTH CARE EQUIPMENT & SERVICES	2,958,966

HOUSEHOLD & PERSONAL PRODUCTS - 0.5%
4,100	*	Central Garden and Pet Co (Class A)	152,479
2,480	*	USANA Health Sciences, Inc	143,096

		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	295,575

INSURANCE - 1.9%
13,236		American Equity Investment Life Holding Co	384,903
12,200		Amtrust Financial Services, Inc	164,212
2,900		Employers Holdings, Inc	131,805
3,172		HCI Group, Inc	121,329
9,900	*	Third Point Reinsurance Ltd	154,440
6,492		Universal Insurance Holdings, Inc	149,316

		TOTAL INSURANCE	1,106,005

MATERIALS - 5.0%
4,000	*	AdvanSix, Inc	159,000
5,100		Alcoa Corp	237,762
2,800		Ashland Global Holdings, Inc	183,092
4,700		Carpenter Technology Corp	225,741
13,300	*	Coeur Mining, Inc	122,227
9,551	*	Ferro Corp	212,987
10,700	*,m	Ferroglobe plc	0
2,470		Innospec, Inc	152,275
1,800		Kaiser Aluminum Corp	185,652
4,557	*	Koppers Holdings, Inc	210,306
5,070	*	Louisiana-Pacific Corp	137,296
3,738		Minerals Technologies, Inc	264,090
8,339		Schnitzer Steel Industries, Inc (Class A)	234,743
1,600		Stepan Co	133,856
2,400	*	Summit Materials, Inc	76,872
7,720	*	TimkenSteel Corp	127,380
2,300	*,e	US Concrete, Inc	175,490

		TOTAL MATERIALS	2,838,769

MEDIA - 1.1%
4,580	*	Live Nation, Inc	199,459
900	*	Madison Square Garden Co	192,690
12,700		New York Times Co (Class A)	248,920

		TOTAL MEDIA	641,069

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 9.7%
18,500	*	Achillion Pharmaceuticals, Inc	83,065
1,800	*	Aerie Pharmaceuticals, Inc	87,480
5,200	*	Amicus Therapeutics, Inc	78,416
7,460	*	Amphastar Pharmaceuticals, Inc	133,310
3,800	*	Ardelyx, Inc	21,280
3,963	*	Arena Pharmaceuticals, Inc	101,056
15,072	*	Array Biopharma, Inc	185,386

TIAA-CREF LIFE FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE

700	*	Avexis, Inc	$67,711
800	*	Bluebird Bio, Inc	109,880
2,600	*	Blueprint Medicines Corp	181,142
4,463	*	Cambrex Corp	245,465
7,200	*	Catalent, Inc	287,424
2,500	*	Clovis Oncology, Inc	206,000
9,500	*	Corcept Therapeutics, Inc	183,350
1,800	*	Esperion Thereapeutics, Inc	90,216
5,346	*	FibroGen, Inc	287,615
3,210	*	Five Prime Therapeutics, Inc	131,321
3,100	*	Global Blood Therapeutics, Inc	96,255
12,100	*	Horizon Pharma plc	153,428
4,533	*	Immunogen, Inc	34,677
4,094	*	INC Research Holdings, Inc	214,116
1,390	*	Insmed, Inc	43,382
5,800	*	Karyopharm Therapeutics, Inc	63,684
626	*	Kite Pharma, Inc	112,561
4,210	*	MacroGenics, Inc	77,801
6,346	*	Momenta Pharmaceuticals, Inc	117,401
5,400	*	Nektar Therapeutics	129,600
13,200	*	Pacific Biosciences of California, Inc	69,300
2,300	*	Pacira Pharmaceuticals, Inc	86,365
4,530		Phibro Animal Health Corp	167,837
2,700	*	Portola Pharmaceuticals, Inc	145,881
3,719	*	PRA Health Sciences, Inc	283,276
2,000	*	Puma Biotechnology, Inc	239,500
4,500	*	Retrophin, Inc	112,005
1,000	*	Sage Therapeutics, Inc	62,300
8,200	*	Sangamo Biosciences, Inc	123,000
2,400	*	Sarepta Therapeutics, Inc	108,864
16,180	*	Spectrum Pharmaceuticals, Inc	227,653
467	*	Supernus Pharmaceuticals, Inc	18,680
6,100	*,e	TherapeuticsMD, Inc	32,269
1,538	*	Ultragenyx Pharmaceutical, Inc	81,914
7,300	*	Vanda Pharmaceuticals, Inc	130,670
4,220	*	Xencor Inc	96,722

		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	5,509,258

REAL ESTATE - 6.6%
4,630		American Assets Trust,Inc	184,135
9,900		CareTrust REIT, Inc	188,496
4,400		Chatham Lodging Trust	93,808
34,900		Cousins Properties, Inc	325,966
3,600		Entertainment Properties Trust	251,064
10,760		First Industrial Realty Trust, Inc	323,768
8,900		Hersha Hospitality Trust	166,163
4,500		HFF, Inc (Class A)	178,020
9,980		Medical Properties Trust, Inc	131,037
8,700		Preferred Apartment Communities, Inc	164,256
2,409		PS Business Parks, Inc	321,602
7,430		Ramco-Gershenson Properties	96,664
2,000		Re/Max Holdings, Inc	127,100
11,156		RLJ Lodging Trust	245,432

TIAA-CREF LIFE FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE

14,100		Sabra Healthcare REIT, Inc	$309,354
2,015		Saul Centers, Inc	124,749
5,600		Tier REIT, Inc	108,080
6,400		Urban Edge Properties	154,368
11,320		Xenia Hotels & Resorts, Inc	238,286

		TOTAL REAL ESTATE	3,732,348

RETAILING - 2.5%
4,000		Aaron’s, Inc	174,520
5,100		Caleres, Inc	155,652
1,620		Children’s Place Retail Stores, Inc	191,403
6,400		DSW, Inc (Class A)	137,472
5,080	*	Francesca’s Holdings Corp	37,389
6,840	*	Liberty TripAdvisor Holdings, Inc	84,474
5,390		Nutri/System, Inc	301,301
30,700		Office Depot, Inc	139,378
7,900		Pier 1 Imports, Inc	33,101
5,700	*	Select Comfort Corp	176,985

		TOTAL RETAILING	1,431,675

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 3.8%
472	*	Advanced Energy Industries, Inc	38,119
5,600		Brooks Automation, Inc	170,016
3,275		Cabot Microelectronics Corp	261,771
2,500	*	Cavium, Inc	164,850
5,190	*	Ceva, Inc	222,132
1,700	*	Cirrus Logic, Inc	90,644
10,000	*	Formfactor, Inc	168,500
1,500	*	Integrated Device Technology, Inc	39,870
4,228	*	MaxLinear, Inc	100,415
1,300		MKS Instruments, Inc	122,785
5,500	*	Nanometrics, Inc	158,400
12,300	*	Rambus, Inc	164,205
3,970	*	Semtech Corp	149,073
2,762	*	Silicon Laboratories, Inc	220,684
3,600		Xperi Corp	91,080

		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	2,162,544

SOFTWARE & SERVICES - 8.8%
5,700	*	Acxiom Corp	140,448
7,230	*	Barracuda Networks, Inc	175,183
2,550	*	CACI International, Inc (Class A)	355,342
4,460	*	Commvault Systems, Inc	271,168
4,100		CSG Systems International, Inc	164,410
3,556	*	EPAM Systems, Inc	312,679
8,200	*	Etsy, Inc	138,416
1,720	*	Euronet Worldwide, Inc	163,039
10,700		EVERTEC, Inc	169,595
4,350	*	ExlService Holdings, Inc	253,692
2,300		Fair Isaac Corp	323,150
1,800	*	HubSpot, Inc	151,290
860	*	MicroStrategy, Inc (Class A)	109,831
12,950	*	Nuance Communications, Inc	203,574

TIAA-CREF LIFE FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE

7,311		Progress Software Corp	$279,061
2,450	*	Proofpoint, Inc	213,689
8,000	*	Quotient Technology, Inc	125,200
5,500	*	RingCentral, Inc	229,625
14,100		TiVo Corp	279,885
2,300	*	Trade Desk, Inc	141,473
12,440		Travelport Worldwide Ltd	195,308
6,510	*	Verint Systems, Inc	272,443
6,237	*	Website Pros, Inc	155,925
4,100	*	Yelp, Inc	177,530

		TOTAL SOFTWARE & SERVICES	5,001,956

TECHNOLOGY HARDWARE & EQUIPMENT - 5.0%
2,750	*	Anixter International, Inc	233,750
8,460	*	ARRIS International plc	241,025
8,579	*	Ciena Corp	188,481
3,600	*	Fabrinet	133,416
4,110	*	Finisar Corp	91,119
3,627	*	II-VI, Inc	149,251
6,310	*	NCR Corp	236,751
10,200	*,e	Oclaro, Inc	88,026
2,100	*	Rogers Corp	279,888
7,177	*	Sanmina Corp	266,625
2,500		SYNNEX Corp	316,275
3,400	*	Tech Data Corp	302,090
12,567	*	TTM Technologies, Inc	193,155
17,400	*	Viavi Solutions, Inc	164,604

		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	2,884,456

TELECOMMUNICATION SERVICES - 0.9%
6,110		Telephone & Data Systems, Inc	170,408
33,352	*	Vonage Holdings Corp	271,485
22,700	e	Windstream Holdings, Inc	40,179

		TOTAL TELECOMMUNICATION SERVICES	482,072

TRANSPORTATION - 1.4%
5,330	*	Hawaiian Holdings, Inc	200,142
6,700		Heartland Express, Inc	168,036
3,800	*	Hertz Global Holdings, Inc	84,968
8,500	*	Knight-Swift Transportation Holdings, Inc	353,175

		TOTAL TRANSPORTATION	806,321

UTILITIES - 3.3%
6,033		Avista Corp	312,328
4,357		NorthWestern Corp	248,088
8,757		NRG Yield, Inc (Class A)	166,120
3,500		ONE Gas, Inc	257,740
3,679		Ormat Technologies, Inc	224,603
4,000		Otter Tail Corp	173,400
8,300		Pattern Energy Group, Inc	200,030
3,913		Southwest Gas Corp	303,727

		TOTAL UTILITIES	1,886,036

		TOTAL COMMON STOCKS (Cost $45,929,588)	55,967,745

TIAA-CREF LIFE FUNDS - Small-Cap Equity Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

SHORT-TERM INVESTMENTS - 1.8%

GOVERNMENT AGENCY DEBT - 1.3%
$750,000		Federal Home Loan Bank (FHLB)	0.700%	10/02/17	$750,000

		TOTAL GOVERNMENT AGENCY DEBT			750,000

SHARES		COMPANY

INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 0.5%
270,313	c	State Street Navigator Securities Lending Government Money Market Portfolio			270,313

		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES			270,313

		TOTAL SHORT-TERM INVESTMENTS (Cost $1,020,298)			1,020,313

		TOTAL INVESTMENTS - 100.4% (Cost $46,949,886)			56,988,058
		OTHER ASSETS & LIABILITIES, NET - (0.4)%			(227,676)

		NET ASSETS - 100.0%			$56,760,382

Abbreviation(s):

REIT	Real Estate Investment Trust

*	Non-income producing

c	Investments made with cash collateral received from securities on loan.

e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $262,278.

l	All or a portion of these securities have been segregated by the custodian to cover collateral requirements on swap agreements.

m	Indicates a security that has been deemed illiquid.

TIAA-CREF LIFE FUNDS - Small-Cap Equity Fund

Futures contracts outstanding as of September 30, 2017 were as follows (See Note 3):

Description	Number of long (short) contracts	Expiration date	Notional amount	Value	Unrealized appreciation (depreciation)
Russell 2000 E Mini Index	9	12/15/17	$647,661	$671,805	$24,144

Bilateral total return swap contracts outstanding as of September 30, 2017 were as follows (See Note 3):

Reference entity	Terms of payment to be paid	Terms of payment to be received	Counterparty	Maturity date	Notional amount	Value	Unrealized appreciation (depreciation)
GSCBTINY Index	0.050%	Total return of GSCBTINY as specified in contract	Goldman Sachs	11/3/17	$707,611	$707,611	$—
RU20INTR Index	Total return of RU20INTR as specified in contract	(0.250)%	Goldman Sachs	11/3/17	353,146	353,146	—
RU25INTR Index	Total return of RU25INNTR as specified in contract	(0.050)	Goldman Sachs	11/3/17	353,923	353,923	—

TIAA-CREF LIFE FUNDS - Social Choice Equity Fund

TIAA-CREF LIFE FUNDS

SOCIAL CHOICE EQUITY FUND

SCHEDULE OF INVESTMENTS (unaudited)

September 30, 2017

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.6%

AUTOMOBILES & COMPONENTS - 1.2%
229		BorgWarner, Inc	$11,732
23,312		Ford Motor Co	279,044
1,838		Harley-Davidson, Inc	88,610
292	*	Modine Manufacturing Co	5,621
117		Tenneco, Inc	7,098
898	*	Tesla, Inc	306,308

		TOTAL AUTOMOBILES & COMPONENTS	698,413

BANKS - 5.3%
312		Ameris Bancorp	14,976
470		Associated Banc-Corp	11,398
984		Bank Mutual Corp	9,988
196		Bank of Hawaii Corp	16,339
131		Bank of the Ozarks, Inc	6,295
7,393		BB&T Corp	347,027
310		Camden National Corp	13,528
2,642		CIT Group, Inc	129,590
7,034		Citizens Financial Group, Inc	266,378
2,317		Comerica, Inc	176,694
122		Commerce Bancshares, Inc	7,048
22		Community Bank System, Inc	1,216
69		Cullen/Frost Bankers, Inc	6,549
590	*	Customers Bancorp, Inc	19,246
486	*	FCB Financial Holdings, Inc	23,474
789		Federal Agricultural Mortgage Corp (Class C)	57,392
201		First Interstate Bancsystem, Inc	7,688
182		First Merchants Corp	7,813
244		Heritage Financial Corp	7,198
577	*	HomeStreet, Inc	15,579
1,569	*	HomeTrust Bancshares, Inc	40,245
118		Hope Bancorp, Inc	2,090
12,026		Keycorp	226,329
253		Lakeland Financial Corp	12,326
472		Live Oak Bancshares, Inc	11,068
1,942		M&T Bank Corp	312,740
528	*	MGIC Investment Corp	6,616
7,071		New York Community Bancorp, Inc	91,145
1,016		Northfield Bancorp, Inc	17,628
1,023		OFG Bancorp	9,360
145		Old National Bancorp	2,654
417		Opus Bank	10,008
199		PacWest Bancorp	10,051
189		People’s United Financial, Inc	3,428
126		Pinnacle Financial Partners, Inc	8,436

TIAA-CREF LIFE FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

3,244		PNC Financial Services Group, Inc	$437,194
6,085		Regions Financial Corp	92,675
130		Stock Yards Bancorp, Inc	4,940
141		Sun Bancorp, Inc	3,504
269	*	SVB Financial Group	50,327
952	*	The Bancorp, Inc	7,873
538	*	Tristate Capital Holdings, Inc	12,320
50		UMB Financial Corp	3,725
102		United Bankshares, Inc	3,789
3,694		United Financial Bancorp, Inc (New)	67,563
8,755		US Bancorp	469,180
279	*	Walker & Dunlop, Inc	14,600
107		Webster Financial Corp	5,623
49		Westamerica Bancorporation	2,917
110	*	Western Alliance Bancorp	5,839
290		Zions Bancorporation	13,682

		TOTAL BANKS	3,105,291

CAPITAL GOODS - 7.6%
2,600		3M Co	545,740
356		A.O. Smith Corp	21,157
200		Air Lease Corp	8,524
3,048		Ametek, Inc	201,290
17		Applied Industrial Technologies, Inc	1,119
599		Arconic, Inc	14,903
155		Argan, Inc	10,424
1,093		Barnes Group, Inc	76,991
200		Briggs & Stratton Corp	4,700
1,027	*	Builders FirstSource, Inc	18,476
2,105		Caterpillar, Inc	262,515
33	*	Chart Industries, Inc	1,295
464		Chicago Bridge & Iron Co NV	7,795
1,563		Cummins, Inc	262,631
1,749		Deere & Co	219,657
1,335	*	DigitalGlobe, Inc	47,059
377		Dover Corp	34,454
224	*	DXP Enterprises, Inc	7,054
2,685		Eaton Corp	206,181
72		EnerSys	4,980
389	*	Esterline Technologies Corp	35,068
1,324		Fastenal Co	60,348
164		Graco, Inc	20,285
372		Hexcel Corp	21,360
2,490		Illinois Tool Works, Inc	368,420
1,107		Ingersoll-Rand plc	98,711
5,067		Johnson Controls International plc	204,149
585	*	KEYW Holding Corp, The	4,452
1,018		L3 Technologies, Inc	191,822
166		Lincoln Electric Holdings, Inc	15,219
3,766		Masco Corp	146,912
400	*	Meritor, Inc	10,404
1,418		Owens Corning, Inc	109,682
2,211		PACCAR, Inc	159,944

TIAA-CREF LIFE FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

294		Parker-Hannifin Corp	$51,456
882		Pentair plc	59,941
6,055	*	Plug Power, Inc	15,804
1,029	*	Quanta Services, Inc	38,454
519		Rockwell Automation, Inc	92,491
2,454		Rockwell Collins, Inc	320,762
426		Roper Industries, Inc	103,688
82	*	Teledyne Technologies, Inc	13,053
131		Tennant Co	8,672
143		Timken Co	6,943
233	*	Titan Machinery, Inc	3,618
845		TransDigm Group, Inc	216,024
551		Triton International Ltd	18,337
259	*	United Rentals, Inc	35,934
26		W.W. Grainger, Inc	4,673
1,351	*	Wesco Aircraft Holdings, Inc	12,699
179		Woodward Governor Co	13,892
86		Xylem, Inc	5,386

		TOTAL CAPITAL GOODS	4,425,548

COMMERCIAL & PROFESSIONAL SERVICES - 0.7%
2,963	*	ACCO Brands Corp	35,260
2,764	*	Copart, Inc	94,999
245		Deluxe Corp	17,875
118		Exponent, Inc	8,720
366		Heidrick & Struggles International, Inc	7,741
168		HNI Corp	6,967
74		Insperity, Inc	6,512
190		Interface, Inc	4,161
291		Manpower, Inc	34,286
1,175		Robert Half International, Inc	59,149
160	*	RPX Corp	2,125
93		RR Donnelley & Sons Co	958
334	*	Team, Inc	4,459
282		Tetra Tech, Inc	13,127
1,367		Waste Management, Inc	106,995

		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	403,334

CONSUMER DURABLES & APPAREL - 1.0%
247		CalAtlantic Group, Inc	9,048
200		Callaway Golf Co	2,886
212	*	Century Communities, Inc	5,236
10		Columbia Sportswear Co	616
159		CSS Industries, Inc	4,582
14	*	Deckers Outdoor Corp	958
1,066	*	Fossil Group, Inc	9,946
306	*	Green Brick Partners, Inc	3,029
616		Hanesbrands, Inc	15,178
13		Hasbro, Inc	1,270
1,299		Mattel, Inc	20,108
72	*	Meritage Homes Corp	3,197
95	*	Mohawk Industries, Inc	23,513
200		Movado Group, Inc	5,600

TIAA-CREF LIFE FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

1,252		Newell Rubbermaid, Inc	$53,423
7,127		Nike, Inc (Class B)	369,535
71	*	Tempur Sealy International, Inc	4,581
2		Tupperware Corp	124
341	*	Under Armour, Inc (Class A)	5,620
965		VF Corp	61,345
126		Weyco Group, Inc	3,576
58		Whirlpool Corp	10,697

		TOTAL CONSUMER DURABLES & APPAREL	614,068

CONSUMER SERVICES - 2.6%
55		Bob Evans Farms, Inc	4,263
121		Brinker International, Inc	3,855
356		Carriage Services, Inc	9,113
666		Choice Hotels International, Inc	42,557
681		Darden Restaurants, Inc	53,649
13		DineEquity, Inc	559
60		Dunkin Brands Group, Inc	3,185
394		ILG, Inc	10,532
3,301		Marriott International, Inc (Class A)	363,968
3,529		McDonald’s Corp	552,924
333		Royal Caribbean Cruises Ltd	39,474
564	*	ServiceMaster Global Holdings, Inc	26,356
7,281		Starbucks Corp	391,063
92		Vail Resorts, Inc	20,987

		TOTAL CONSUMER SERVICES	1,522,485

DIVERSIFIED FINANCIALS - 6.6%
445		Ally Financial, Inc	10,796
4,713		American Express Co	426,338
10,301		Annaly Capital Management, Inc	125,569
7,513		Bank of New York Mellon Corp	398,339
923		BlackRock, Inc	412,664
8,890		Charles Schwab Corp	388,849
2,462		CME Group, Inc	334,044
4,489		Discover Financial Services	289,451
234	*	Encore Capital Group, Inc	10,366
49		Factset Research Systems, Inc	8,825
2,467		Franklin Resources, Inc	109,806
221	*	Green Dot Corp	10,957
5,110		IntercontinentalExchange Group, Inc	351,057
3,135		Invesco Ltd	109,850
566		Legg Mason, Inc	22,250
785		NASDAQ OMX Group, Inc	60,892
2,889		Northern Trust Corp	265,586
1,162	*	On Deck Capital, Inc	5,427
304		S&P Global, Inc	47,518
3,559		State Street Corp	340,027
1,143		T Rowe Price Group, Inc	103,613
131		Voya Financial, Inc	5,226

		TOTAL DIVERSIFIED FINANCIALS	3,837,450

TIAA-CREF LIFE FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

ENERGY - 6.0%
548	b	Andeavor	$56,526
693	*	Antero Resources Corp	13,791
951		Apache Corp	43,556
49		Archrock, Inc	615
1,643	*	Atwood Oceanics, Inc	15,428
2,002		Baker Hughes a GE Co	73,313
620		Bristow Group, Inc	5,797
609	*	CARBO Ceramics, Inc	5,256
1,813	*	Cheniere Energy, Inc	81,657
2,376	*	Clean Energy Fuels Corp	5,892
299	*	Concho Resources, Inc	39,384
2,944		ConocoPhillips	147,347
1,323	*	Continental Resources, Inc	51,081
170		Delek US Holdings, Inc	4,544
2,704		Devon Energy Corp	99,264
3,412		EOG Resources, Inc	330,077
571		EQT Corp	37,252
374	*	Exterran Corp	11,822
1,482	*	Fairmount Santrol Holdings, Inc	7,084
1,162	*	Forum Energy Technologies, Inc	18,476
484		Green Plains Renewable Energy, Inc	9,753
753	*	Helix Energy Solutions Group, Inc	5,565
1,422		Hess Corp	66,678
10,406		Kinder Morgan, Inc	199,587
3,719		Marathon Oil Corp	50,430
3,838		Marathon Petroleum Corp	215,235
22	*	Matrix Service Co	334
3,132	*	McDermott International, Inc	22,770
3,642		National Oilwell Varco, Inc	130,129
347	*	Natural Gas Services Group, Inc	9,855
555	*	Newpark Resources, Inc	5,550
2,245		Noble Energy, Inc	63,668
3,963		Occidental Petroleum Corp	254,464
4		Oceaneering International, Inc	105
2	*	Oil States International, Inc	51
904		Oneok, Inc	50,091
2,914	*	Parker Drilling Co	3,205
193	*	PDC Energy, Inc	9,463
3,400		Phillips 66	311,474
625		Pioneer Natural Resources Co	92,212
12		Range Resources Corp	235
679	*	Renewable Energy Group, Inc	8,250
2,145	*	Rowan Cos plc	27,563
5,213		Schlumberger Ltd	363,659
5	*	SEACOR Holdings, Inc	231
271		SM Energy Co	4,807
893	*	Superior Energy Services	9,537
1,242	*	Tetra Technologies, Inc	3,552
336	*	Unit Corp	6,915
170		US Silica Holdings Inc	5,282
4,793		Valero Energy Corp	368,725
9,698	*	Weatherford International Ltd	44,417
3,839		Williams Cos, Inc	115,208

		TOTAL ENERGY	3,507,162

TIAA-CREF LIFE FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

FOOD & STAPLES RETAILING - 0.5%
913		Casey’s General Stores, Inc	$99,928
467	*	Chefs’ Warehouse Holdings, Inc	9,013
219	*	Natural Grocers by Vitamin C	1,222
859	*	Performance Food Group Co	24,267
142		Pricesmart, Inc	12,674
304	*	Smart & Final Stores, Inc	2,386
128		Spartan Stores, Inc	3,375
2,327	*	Sprouts Farmers Market, Inc	43,678
954	*	United Natural Foods, Inc	39,677
2,972	*	US Foods Holding Corp	79,352

		TOTAL FOOD & STAPLES RETAILING	315,572

FOOD, BEVERAGE & TOBACCO - 4.5%
286		Bunge Ltd	19,866
1,524		Campbell Soup Co	71,354
14,546		Coca-Cola Co	654,715
151	*	Darling International, Inc	2,645
1,400		Dr Pepper Snapple Group, Inc	123,858
127		Flowers Foods, Inc	2,389
4,638		General Mills, Inc	240,063
1,613		Hormel Foods Corp	51,842
2,869		Kellogg Co	178,940
4,008		Kraft Heinz Co	310,820
97	*	Landec Corp	1,256
8,511		Mondelez International, Inc	346,057
5,544		PepsiCo, Inc	617,768
158	*	Seneca Foods Corp	5,451

		TOTAL FOOD, BEVERAGE & TOBACCO	2,627,024

HEALTH CARE EQUIPMENT & SERVICES - 4.7%
440	*	Acadia Healthcare Co, Inc	21,014
1,322	*	Alere, Inc	67,409
185	*	Align Technology, Inc	34,460
844	*	Amedisys, Inc	47,230
1,785		AmerisourceBergen Corp	147,709
389	*	AMN Healthcare Services, Inc	17,777
355	*	Angiodynamics, Inc	6,067
1,678		Anthem, Inc	318,619
784	*	athenahealth, Inc	97,498
702	*	AtriCure, Inc	15,704
1,865		Becton Dickinson & Co	365,447
386	*	Brookdale Senior Living, Inc	4,092
650	*	Capital Senior Living Corp	8,157
2,905		Cardinal Health, Inc	194,403
963	*	Centene Corp	93,189
2,506	*	Cerus Corp	6,841
41		Chemed Corp	8,284
1,939		Cigna Corp	362,477
270		Computer Programs & Systems, Inc	7,978
118		Dentsply Sirona, Inc	7,058

TIAA-CREF LIFE FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

1,973	*	Edwards Lifesciences Corp	$215,669
1,329	*	Envision Healthcare Corp	59,739
1,269	*	GenMark Diagnostics, Inc	12,220
294	*	Henry Schein, Inc	24,105
84	*	HMS Holdings Corp	1,668
501	*	Hologic, Inc	18,382
864		Humana, Inc	210,496
193	*	Idexx Laboratories, Inc	30,010
257	*	Integer Holding Corp	13,146
133	*	Laboratory Corp of America Holdings	20,079
389	*	LHC Group, Inc	27,588
548	*	LifePoint Hospitals, Inc	31,729
87	*	Merit Medical Systems, Inc	3,684
207	*	NxStage Medical, Inc	5,713
645	*	Omnicell, Inc	32,927
1,080	*	OraSure Technologies, Inc	24,300
61		Owens & Minor, Inc	1,781
634		Patterson Cos, Inc	24,504
580	*	PharMerica Corp	16,994
324	*	Premier, Inc	10,553
321	*	Providence Service Corp	17,360
180		Resmed, Inc	13,853
321	*	Teladoc, Inc	10,641
761	*	Tivity Health, Inc	31,049
111	*	Triple-S Management Corp (Class B)	2,628
340		US Physical Therapy, Inc	20,893
775	*	Vocera Communications, Inc	24,312

		TOTAL HEALTH CARE EQUIPMENT & SERVICES	2,737,436

HOUSEHOLD & PERSONAL PRODUCTS - 2.2%
5		Clorox Co	660
4,013		Colgate-Palmolive Co	292,347
712		Estee Lauder Cos (Class A)	76,782
950		Kimberly-Clark Corp	111,796
350		Medifast, Inc	20,779
330		Natural Health Trends Corp	7,887
8,630		Procter & Gamble Co	785,158

		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	1,295,409

INSURANCE - 4.0%
4,175		Aflac, Inc	339,803
1,915		American International Group, Inc	117,562
105		Arthur J. Gallagher & Co	6,463
959		Aspen Insurance Holdings Ltd	38,744
312		Axis Capital Holdings Ltd	17,881
2,854		Chubb Ltd	406,838
2,226		Hartford Financial Services Group, Inc	123,387
2,756		Marsh & McLennan Cos, Inc	230,980
2,170		Principal Financial Group	139,618
4,725		Progressive Corp	228,784
3,438		Prudential Financial, Inc	365,528
233		RenaissanceRe Holdings Ltd	31,488
124		Stewart Information Services Corp	4,682

TIAA-CREF LIFE FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

2,581		Travelers Cos, Inc	$316,224

		TOTAL INSURANCE	2,367,982

MATERIALS - 4.0%
1,832		Air Products & Chemicals, Inc	277,035
59		Albemarle Corp	8,042
47		Aptargroup, Inc	4,057
944		Avery Dennison Corp	92,833
1,098		Ball Corp	45,347
6		Bemis Co, Inc	273
64		Carpenter Technology Corp	3,074
456		Celanese Corp (Series A)	47,547
699	*	Century Aluminum Co	11,589
18	*	Clearwater Paper Corp	886
1,284		Commercial Metals Co	24,434
344		Eastman Chemical Co	31,129
2,527		Ecolab, Inc	324,997
265	*	Flotek Industries, Inc	1,232
695		H.B. Fuller Co	40,352
182		Innophos Holdings, Inc	8,953
72		International Flavors & Fragrances, Inc	10,290
1,738		International Paper Co	98,753
103	*	Kraton Polymers LLC	4,165
1,436	*	Louisiana-Pacific Corp	38,887
2,755		LyondellBasell Industries AF S.C.A	272,883
394		Minerals Technologies, Inc	27,836
752		Mosaic Co	16,236
3,778		Nucor Corp	211,719
121		PolyOne Corp	4,844
2,291		Praxair, Inc	320,144
102		Reliance Steel & Aluminum Co	7,769
1,242		Royal Gold, Inc	106,862
157		Sealed Air Corp	6,707
318		Sherwin-Williams Co	113,857
387	*	Summit Materials, Inc	12,396
69		Trinseo S.A.	4,630
48		United States Lime & Minerals, Inc	4,032
152	*	US Concrete, Inc	11,598
1,333		WestRock Co	75,621
876	*	Worthington Industries, Inc	40,296

		TOTAL MATERIALS	2,311,305

MEDIA - 2.9%
1,130	*	Charter Communications, Inc	410,665
156		Cinemark Holdings, Inc	5,649
1,162		Clear Channel Outdoor Holdings, Inc (Class A)	5,403
2,316	*	Discovery Communications, Inc (Class A)	49,308
3,954	*	Discovery Communications, Inc (Class C)	80,108
1,519		Entravision Communications Corp (Class A)	8,658
1,555	*	Gray Television, Inc	24,413
83		John Wiley & Sons, Inc (Class A)	4,441
2,180		New York Times Co (Class A)	42,728
149		Scripps Networks Interactive (Class A)	12,798

TIAA-CREF LIFE FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

610		Sinclair Broadcast Group, Inc (Class A)	$19,550
4,451		Time Warner, Inc	456,005
6,027		Walt Disney Co	594,081

		TOTAL MEDIA	1,713,807

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 8.8%
576	*	Acadia Pharmaceuticals, Inc	21,698
3,090		Agilent Technologies, Inc	198,378
1,264	*	Akorn, Inc	41,952
3,158		Amgen, Inc	588,809
441	*	Bellicum Pharmaceuticals, Inc	5,094
878	*	BioCryst Pharmaceuticals, Inc	4,601
777	*	Biogen Idec, Inc	243,294
494	*	BioMarin Pharmaceutical, Inc	45,977
24		Bio-Techne Corp	2,901
37	*	Bluebird Bio, Inc	5,082
8,242		Bristol-Myers Squibb Co	525,345
105	*	Cambrex Corp	5,775
3,687	*	Celgene Corp	537,638
629	*	Cempra, Inc	2,044
1,163	*	Depomed, Inc	6,734
6,238		Gilead Sciences, Inc	505,403
343	*	Inovio Pharmaceuticals, Inc	2,175
335	*	Intersect ENT, Inc	10,435
414	*	Intra-Cellular Therapies, Inc	6,533
715	*	Iovance Biotherapeutics, Inc	5,541
8,018		Johnson & Johnson	1,042,420
10,198		Merck & Co, Inc	652,978
23	*	Mettler-Toledo International, Inc	14,402
713	*	MiMedx Group, Inc	8,470
1,888	*	Nektar Therapeutics	45,312
1,079	*	Opko Health, Inc	7,402
557	*	Prestige Brands Holdings, Inc	27,900
1,132	*	Progenics Pharmaceuticals, Inc	8,332
557	*	Quintiles Transnational Holdings, Inc	52,954
1,256	*	Sangamo Biosciences, Inc	18,840
52	*	Sarepta Therapeutics, Inc	2,359
743	*	Sucampo Pharmaceuticals, Inc (Class A)	8,767
138	*	TESARO, Inc	17,816
527	*	Theravance Biopharma, Inc	18,044
1,094	*	Vertex Pharmaceuticals, Inc	166,332
75	*	Waters Corp	13,464
4,973		Zoetis, Inc	317,078

		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	5,188,279

REAL ESTATE - 4.1%
203	*	Altisource Portfolio Solutions S.A.	5,252
641		American Campus Communities, Inc	28,300
2,786		American Tower Corp	380,790
961		Boston Properties, Inc	118,088
511		CatchMark Timber Trust Inc	6,444
1,526	*	CBRE Group, Inc	57,805
339		Coresite Realty	37,934

TIAA-CREF LIFE FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

165		Douglas Emmett, Inc	$6,504
1,687		Duke Realty Corp	48,619
782		Easterly Government Properties, Inc	16,164
626		Equinix, Inc	279,384
1,212		First Industrial Realty Trust, Inc	36,469
494		Forest City Realty Trust, Inc	12,602
4,150		HCP, Inc	115,494
698		Healthcare Realty Trust, Inc	22,573
4,187		Host Marriott Corp	77,418
333	*	Howard Hughes Corp	39,271
625		Iron Mountain, Inc	24,312
903	*	iStar Financial, Inc	10,655
15		Jones Lang LaSalle, Inc	1,852
14		Kilroy Realty Corp	996
325		Liberty Property Trust	13,345
488		Macerich Co	26,825
642		NorthStar Realty Europe Corp	8,224
557		Parkway, Inc	12,828
3,895		Prologis, Inc	247,177
296		QTS Realty Trust, Inc	15,499
110		RMR Group, Inc	5,649
535		Ryman Hospitality Properties	33,432
1,115	*	SBA Communications Corp	160,616
2,687		Senior Housing Properties Trust	52,531
1,158		Tier REIT, Inc	22,349
3,397		UDR, Inc	129,188
798		Vornado Realty Trust	61,350
17		Washington REIT	557
3,996		Welltower, Inc	280,839
149		Weyerhaeuser Co	5,070

		TOTAL REAL ESTATE	2,402,405

RETAILING - 4.3%
1,681	*	1-800-FLOWERS.COM, Inc (Class A)	16,558
77		Aaron’s, Inc	3,359
1,224		American Eagle Outfitters, Inc	17,503
1,193		Best Buy Co, Inc	67,953
427		Big 5 Sporting Goods Corp	3,267
852	*	Carmax, Inc	64,590
8		Chico’s FAS, Inc	72
3,095		Dollar General Corp	250,850
461		Finish Line, Inc (Class A)	5,546
1,079	*	FTD Cos, Inc	14,070
2,759		Gap, Inc	81,473
259		GNC Holdings, Inc	2,290
6,781	*	Groupon, Inc	35,261
590		HSN, Inc	23,039
1,923		Kohl’s Corp	87,785
359	*	Lands’ End, Inc	4,739
202	*	LKQ Corp	7,270
4,908		Lowe’s Companies, Inc	392,345
2,434	*	NetFlix, Inc	441,406
573		Nordstrom, Inc	27,017

TIAA-CREF LIFE FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

626		Nutri/System, Inc	$34,993
3,067		Office Depot, Inc	13,924
542	*	Overstock.com, Inc	16,097
476		PetMed Express, Inc	15,779
278		Pier 1 Imports, Inc	1,165
247	*	Priceline.com, Inc	452,213
2,660		Ross Stores, Inc	171,756
149		Shoe Carnival, Inc	3,335
846	*	Shutterfly, Inc	41,014
135		Tiffany & Co	12,390
202		Tractor Supply Co	12,785
460	*	Ulta Beauty, Inc	103,988
800	*	Wayfair, Inc	53,920
7		Williams-Sonoma, Inc	349
117		Winmark Corp	15,415

		TOTAL RETAILING	2,495,516

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 3.9%
428		Analog Devices, Inc	36,881
8,245		Applied Materials, Inc	429,482
125	*	Cirrus Logic, Inc	6,665
17,426		Intel Corp	663,582
227		Lam Research Corp	42,004
111		Microchip Technology, Inc	9,965
2,845		NVIDIA Corp	508,601
2,778	*	ON Semiconductor Corp	51,310
977		Skyworks Solutions, Inc	99,556
1,068	*	SunPower Corp	7,786
5,420		Texas Instruments, Inc	485,849

		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	2,341,681

SOFTWARE & SERVICES - 13.1%
3,499		Accenture plc	472,610
756	*	Actua Corp	11,567
805	*	Alphabet, Inc (Class A)	783,845
836	*	Alphabet, Inc (Class C)	801,816
956	*	Autodesk, Inc	107,320
2,735		Automatic Data Processing, Inc	298,990
109	*	Black Knight Financial Services, Inc	4,692
438		Blackbaud, Inc	38,456
3,108		CA, Inc	103,745
171	*	Cimpress NV	16,700
179	*	Citrix Systems, Inc	13,751
4,889		Cognizant Technology Solutions Corp (Class A)	354,648
155		Convergys Corp	4,013
172		CSG Systems International, Inc	6,897
207	*	Dell Technologies, Inc-VMware Inc	15,982
532	*	Ellie Mae, Inc	43,693
897	*	Etsy, Inc	15,141
54		Fair Isaac Corp	7,587
3,661		International Business Machines Corp	531,138
1,728		Intuit, Inc	245,618
812		j2 Global, Inc	59,991

TIAA-CREF LIFE FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

899		LogMeIn, Inc	$98,935
359	*	Manhattan Associates, Inc	14,924
4,141		MasterCard, Inc (Class A)	584,709
19,428	d	Microsoft Corp	1,447,192
217	*	New Relic, Inc	10,807
11,795		Oracle Corp	570,288
1,429	*	Perficient, Inc	28,108
417	*	Qualys, Inc	21,601
1,110	*	Quotient Technology, Inc	17,371
498	*	RingCentral, Inc	20,791
4,357	*	salesforce.com, Inc	407,031
1,102	*	ServiceSource International LLC	3,813
92	*	SPS Commerce, Inc	5,217
685	*	Square, Inc	19,735
204	*	Sykes Enterprises, Inc	5,949
6,911		Symantec Corp	226,750
118		Syntel, Inc	2,319
214	*	Teradata Corp	7,231
880	*	Twilio, Inc	26,268
166	*	Ultimate Software Group, Inc	31,474
150	*	Unisys Corp	1,275
496	*	Vasco Data Security International	5,977
1,760	*	Website Pros, Inc	44,000
1,289	*	Workday, Inc	135,848

		TOTAL SOFTWARE & SERVICES	7,675,813

TECHNOLOGY HARDWARE & EQUIPMENT - 3.9%
130	*	Anixter International, Inc	11,050
41		Belden CDT, Inc	3,302
854	*	Benchmark Electronics, Inc	29,164
18,837		Cisco Systems, Inc	633,488
1,060		Cognex Corp	116,897
318	*	Coherent, Inc	74,784
3,180		Corning, Inc	95,146
800	*	Cray, Inc	15,560
413		CTS Corp	9,953
483		Daktronics, Inc	5,105
1,252		Dolby Laboratories, Inc (Class A)	72,015
737	*	Fabrinet	27,313
218	*	FARO Technologies, Inc	8,338
1,050	*	Finisar Corp	23,279
9,913		Hewlett Packard Enterprise Co	145,820
15,910		HP, Inc	317,564
169		InterDigital, Inc	12,464
481	*	IPG Photonics Corp	89,014
440	*	Itron, Inc	34,078
2,480		Jabil Circuit, Inc	70,804
689	*	Kimball Electronics, Inc	14,917
1,584		Motorola, Inc	134,434
333		National Instruments Corp	14,043
209	*	Netgear, Inc	9,948
18		Plantronics, Inc	796
282	*	Plexus Corp	15,815

TIAA-CREF LIFE FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

114	*	Rogers Corp	$15,194
179	*	Sanmina Corp	6,650
331	*	Scansource, Inc	14,448
509	*	Super Micro Computer, Inc	11,249
455	*	Tech Data Corp	40,427
755	*	TTM Technologies, Inc	11,604
545		Universal Display Corp	70,223
4,635		Xerox Corp	154,299

		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	2,309,185

TELECOMMUNICATION SERVICES - 1.9%
1,016	*	Boingo Wireless, Inc	21,712
6,621		CenturyLink, Inc	125,137
308	*	Cincinnati Bell, Inc	6,114
363	*	General Communication, Inc (Class A)	14,807
194		IDT Corp (Class B)	2,731
713	*	Iridium Communications, Inc	7,344
1,057	*	Level 3 Communications, Inc	56,327
459	*	Lumos Networks Corp	8,225
13,000	*	Sprint Corp	101,140
14,669		Verizon Communications, Inc	725,969
1,213	*	Vonage Holdings Corp	9,874
2,332		Windstream Holdings, Inc	4,128

		TOTAL TELECOMMUNICATION SERVICES	1,083,508

TRANSPORTATION - 2.8%
786	*	Avis Budget Group, Inc	29,915
6		CH Robinson Worldwide, Inc	457
3,738		CSX Corp	202,824
2,618		Delta Air Lines, Inc	126,240
176	*	Echo Global Logistics, Inc	3,318
1,333	*	Hertz Global Holdings, Inc	29,806
1,143		Norfolk Southern Corp	151,150
6		Ryder System, Inc	507
5,045		Southwest Airlines Co	282,419
15	*	Spirit Airlines, Inc	501
3,505		Union Pacific Corp	406,475
3,462		United Parcel Service, Inc (Class B)	415,751

		TOTAL TRANSPORTATION	1,649,363

UTILITIES - 3.0%
140		American Water Works Co, Inc	11,327
1,832		Centerpoint Energy, Inc	53,513
3,731		Consolidated Edison, Inc	301,017
2,581		Dominion Resources, Inc	198,556
220		Edison International	16,977
3,211		Eversource Energy	194,073
220		New Jersey Resources Corp	9,273
236		NRG Yield, Inc (Class C)	4,555
3		Pinnacle West Capital Corp	254
1,611		Public Service Enterprise Group, Inc	74,509
2,111		Sempra Energy	240,928
701		South Jersey Industries, Inc	24,206

TIAA-CREF LIFE FUNDS - Social Choice Equity Fund

SHARES	COMPANY			VALUE

6,923	Southern Co			$340,196
2,096	WEC Energy Group, Inc			131,587
280	WGL Holdings, Inc			23,576
2,293	Xcel Energy, Inc			108,505

	TOTAL UTILITIES			1,733,052

	TOTAL COMMON STOCKS (Cost $35,161,081)			58,361,088

PRINCIPAL	ISSUER	RATE	MATURITY DATE

SHORT-TERM INVESTMENTS - 0.9%

GOVERNMENT AGENCY DEBT - 0.9%
$500,000	Federal Home Loan Bank (FHLB)	0.700%	10/02/17	500,000

	TOTAL GOVERNMENT AGENCY DEBT			500,000

	TOTAL SHORT-TERM INVESTMENTS (Cost $499,990)			500,000

	TOTAL INVESTMENTS - 100.5% (Cost $35,661,071)			58,861,088
	OTHER ASSETS & LIABILITIES, NET - (0.5)%			(275,069)

	NET ASSETS - 100.0%			$58,586,019

Abbreviation(s):

REIT Real Estate Investment Trust

*	Non-income producing

b	In bankruptcy

d	All or a portion of these securities have been segregated to cover margin requirements on open futures contracts.

Futures contracts outstanding as of September 30, 2017 were as follows (See Note 3):

Description	Number of long (short) contracts	Expiration date	Notional amount	Value	Unrealized appreciation (depreciation)
S&P 500 E Mini Index	1	12/15/17	$124,765	$125,805	$1,040

TIAA-CREF LIFE FUNDS - Stock Index Fund

TIAA-CREF LIFE FUNDS

STOCK INDEX FUND

SCHEDULE OF INVESTMENTS (unaudited)

September 30, 2017

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.0%

AUTOMOBILES & COMPONENTS - 1.0%
1,452		Adient plc	$121,953
1,902	*	American Axle & Manufacturing Holdings, Inc	33,437
3,312		BorgWarner, Inc	169,674
828	e	Cooper Tire & Rubber Co	30,967
274	*	Cooper-Standard Holding, Inc	31,776
2,264		Dana Holding Corp	63,301
4,195		Delphi Automotive plc	412,788
407	*	Dorman Products, Inc	29,149
61,991		Ford Motor Co	742,032
545	*	Fox Factory Holding Corp	23,489
20,942		General Motors Co	845,638
4,430		Gentex Corp	87,714
573	*	Gentherm, Inc	21,287
3,947		Goodyear Tire & Rubber Co	131,238
2,737		Harley-Davidson, Inc	131,951
396	*	Horizon Global Corp	6,985
377		LCI Industries, Inc	43,675
1,077		Lear Corp	186,407
772	*	Modine Manufacturing Co	14,861
292	*	Motorcar Parts of America, Inc	8,602
1,287	*	Shiloh Industries, Inc	13,385
514		Spartan Motors, Inc	5,680
330		Standard Motor Products, Inc	15,923
449	*	Stoneridge, Inc	8,895
383		Superior Industries International, Inc	6,377
995		Tenneco, Inc	60,367
2,067	*	Tesla, Inc	705,054
764		Thor Industries, Inc	96,195
321		Tower International, Inc	8,731
496	*	Visteon Corp	61,390
321	*	VOXX International Corp (Class A)	2,745
486		Winnebago Industries, Inc	21,749

		TOTAL AUTOMOBILES & COMPONENTS	4,143,415

BANKS - 6.8%
254		1st Source Corp	12,903
233		Access National Corp	6,678
95		ACNB Corp	2,631
166	*	Allegiance Bancshares, Inc	6,109
127		American National Bankshares, Inc	5,232
563		Ameris Bancorp	27,024
129		Ames National Corp	3,851
174		Arrow Financial Corp	5,979
46	*	ASB Bancorp, Inc	2,075

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

2,366		Associated Banc-Corp	$57,375
1,440		Astoria Financial Corp	30,960
318	*	Atlantic Capital Bancshares, Inc	5,772
697	e	Banc of California, Inc	14,463
260		Bancfirst Corp	14,755
461		Banco Latinoamericano de Exportaciones S.A. (Class E)	13,572
1,326		Bancorpsouth, Inc	42,498
838		Bank Mutual Corp	8,506
156,112		Bank of America Corp	3,955,878
254		Bank of Commerce Holdings	2,921
677		Bank of Hawaii Corp	56,435
87		Bank of Marin Bancorp	5,959
838		Bank of NT Butterfield & Son Ltd	30,704
1,908		Bank of the Ozarks, Inc	91,679
238		BankFinancial Corp	3,782
1,535		BankUnited	54,600
81		Bankwell Financial Group, Inc	2,992
511		Banner Corp	31,314
219		Bar Harbor Bankshares	6,868
12,917		BB&T Corp	606,324
152		BCB Bancorp, Inc	2,120
276		Bear State Financial, Inc	2,832
1,199		Beneficial Bancorp, Inc	19,903
557		Berkshire Hills Bancorp, Inc	21,584
400		Blue Hills Bancorp, Inc	7,680
945	*,e	BofI Holding, Inc	26,904
421		BOK Financial Corp	37,503
1,073		Boston Private Financial Holdings, Inc	17,758
287		Bridge Bancorp, Inc	9,744
1,046		Brookline Bancorp, Inc	16,213
253		Bryn Mawr Bank Corp	11,081
124	*	BSB Bancorp, Inc	3,714
120	*	Byline Bancorp, Inc	2,551
49		C&F Financial Corp	2,695
142	*	Cadence BanCorp	3,255
238		Camden National Corp	10,386
452		Capital Bank Financial Corp	18,555
156		Capital City Bank Group, Inc	3,746
2,332		Capitol Federal Financial	34,280
128	*	Capstar Financial Holdings, Inc	2,506
222		Carolina Financial Corp	7,965
1,137		Cathay General Bancorp	45,707
840		Centerstate Banks of Florida, Inc	22,512
470		Central Pacific Financial Corp	15,125
161		Central Valley Community Bancorp	3,590
47		Century Bancorp, Inc	3,765
244		Charter Financial Corp	4,521
1,023		Chemical Financial Corp	53,462
46		Chemung Financial Corp	2,167
2,138		CIT Group, Inc	104,869
43,170		Citigroup, Inc	3,140,186
167		Citizens & Northern Corp	4,102
7,937		Citizens Financial Group, Inc	300,574

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

236		City Holding Co	$16,971
157	e	Civista Bancshares, Inc	3,507
565		Clifton Bancorp, Inc	9,447
226		CNB Financial Corp	6,174
587		CoBiz, Inc	11,529
121		Codorus Valley Bancorp, Inc	3,716
908		Columbia Banking System, Inc	38,236
2,897		Comerica, Inc	220,925
1,520		Commerce Bancshares, Inc	87,810
102		Commerce Union Bancshares, Inc	2,364
763		Community Bank System, Inc	42,156
338	*	Community Bankers Trust Corp	3,110
61		Community Financial Corp	2,158
238		Community Trust Bancorp, Inc	11,067
422		ConnectOne Bancorp, Inc	10,381
77		County Bancorp, Inc	2,314
246	*	CU Bancorp	9,539
938		Cullen/Frost Bankers, Inc	89,035
438	*	Customers Bancorp, Inc	14,288
1,534		CVB Financial Corp	37,077
500		Dime Community Bancshares	10,750
45		DNB Financial Corp	1,584
489	*	Eagle Bancorp, Inc	32,787
2,212		East West Bancorp, Inc	132,233
100	*	Entegra Financial Corp	2,495
147		Enterprise Bancorp, Inc	5,338
347		Enterprise Financial Services Corp	14,695
161	*	Equity Bancshares, Inc	5,728
127		ESSA Bancorp, Inc	1,994
1,241	*	Essent Group Ltd	50,260
68		Evans Bancorp, Inc	2,938
144		Farmers & Merchants Bancorp, Inc	5,249
111		Farmers Capital Bank Corp	4,668
378		Farmers National Banc Corp	5,689
98	*	FB Financial Corp	3,697
545	*	FCB Financial Holdings, Inc	26,323
139		Federal Agricultural Mortgage Corp (Class C)	10,111
321		Fidelity Southern Corp	7,588
12,152		Fifth Third Bancorp	340,013
202		Financial Institutions, Inc	5,818
374		First Bancorp (NC)	12,869
2,291	*	First Bancorp (Puerto Rico)	11,730
162		First Bancorp, Inc	4,910
130		First Bancshares, Inc	3,920
586		First Busey Corp	18,377
266		First Business Financial Services, Inc	6,052
136		First Citizens Bancshares, Inc (Class A)	50,849
1,371		First Commonwealth Financial Corp	19,372
242		First Community Bancshares, Inc	7,045
240		First Connecticut Bancorp	6,420
156		First Defiance Financial Corp	8,188
943		First Financial Bancorp	24,659
987	e	First Financial Bankshares, Inc	44,612

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

188		First Financial Corp	$8,949
130		First Financial Northwest, Inc	2,209
445	*	First Foundation, Inc	7,961
59	e	First Guaranty Bancshares, Inc	1,589
837		First Hawaiian, Inc	25,353
3,628		First Horizon National Corp	69,476
85		First Internet Bancorp	2,746
395		First Interstate Bancsystem, Inc	15,109
640		First Merchants Corp	27,475
93		First Mid-Illinois Bancshares, Inc	3,571
1,595		First Midwest Bancorp, Inc	37,355
158	*	First Northwest Bancorp	2,702
321		First of Long Island Corp	9,774
2,454		First Republic Bank	256,345
334	*	Flagstar Bancorp, Inc	11,850
358		Flushing Financial Corp	10,640
76		FNB Bancorp	2,578
5,725		FNB Corp	80,322
206	*	Franklin Financial Network, Inc	7,344
2,673		Fulton Financial Corp	50,119
325		German American Bancorp, Inc	12,360
1,201		Glacier Bancorp, Inc	45,350
161		Great Southern Bancorp, Inc	8,960
849		Great Western Bancorp, Inc	35,047
335	*	Green Bancorp, Inc	7,923
45		Greene County Bancorp, Inc	1,352
365		Guaranty Bancorp	10,147
26		Guaranty Bancshares, Inc	832
1,231		Hancock Holding Co	59,642
484		Hanmi Financial Corp	14,980
200	*	HarborOne Bancorp, Inc	3,762
429		Heartland Financial USA, Inc	21,193
553		Heritage Commerce Corp	7,869
460		Heritage Financial Corp	13,570
1,168		Hilltop Holdings, Inc	30,368
22		Hingham Institution for Savings	4,186
89		Home Bancorp, Inc	3,722
2,318		Home Bancshares, Inc	58,463
314	*	HomeStreet, Inc	8,478
265	*	HomeTrust Bancshares, Inc	6,797
1,956		Hope Bancorp, Inc	34,641
334		Horizon Bancorp	9,743
129	*	Howard Bancorp, Inc	2,696
16,717		Huntington Bancshares, Inc	233,369
909		IBERIABANK Corp	74,674
171	*,e	Impac Mortgage Holdings, Inc	2,233
399		Independent Bank Corp (MA)	29,785
308		Independent Bank Corp (MI)	6,976
221		Independent Bank Group, Inc	13,326
843		International Bancshares Corp	33,804
120		Investar Holding Corp	2,892
4,402		Investors Bancorp, Inc	60,043
56,024		JPMorgan Chase & Co	5,350,852

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

1,407		Kearny Financial Corp	$21,597
16,982		Keycorp	319,601
584		Lakeland Bancorp, Inc	11,914
525		Lakeland Financial Corp	25,578
141		LCNB Corp	2,954
693		LegacyTexas Financial Group, Inc	27,665
98	*	LendingTree, Inc	23,956
310	e	Live Oak Bancshares, Inc	7,270
2,326		M&T Bank Corp	374,579
400		Macatawa Bank Corp	4,104
318		MainSource Financial Group, Inc	11,403
101	*	Malvern Bancorp, Inc	2,702
1,317		MB Financial, Inc	59,291
283		MBT Financial Corp	3,099
226		Mercantile Bank Corp	7,887
856		Meridian Bancorp, Inc	15,964
123		Meta Financial Group, Inc	9,643
5,850		MGIC Investment Corp	73,301
38	*	Middlefield Banc Corp	1,752
125		Midland States Bancorp, Inc	3,960
134		Midsouth Bancorp, Inc	1,615
169		MidWestOne Financial Group, Inc	5,705
101		MutualFirst Financial, Inc	3,883
535		National Bank Holdings Corp	19,094
109	e	National Bankshares, Inc	4,900
164	*	National Commerce Corp	7,019
502	*	Nationstar Mortgage Holdings, Inc	9,322
669		NBT Bancorp, Inc	24,566
8,219		New York Community Bancorp, Inc	105,943
140	*	Nicolet Bankshares, Inc	8,054
875	*	NMI Holdings, Inc	10,850
115		Northeast Bancorp	3,007
643		Northfield Bancorp, Inc	11,156
104		Northrim BanCorp, Inc	3,635
1,478		Northwest Bancshares, Inc	25,525
64	e	Norwood Financial Corp	1,953
233		OceanFirst Financial Corp	6,405
596		OFG Bancorp	5,453
68	e	Ohio Valley Banc Corp	2,475
134		Old Line Bancshares, Inc	3,752
2,084		Old National Bancorp	38,137
51		Old Point Financial Corp	1,652
432		Old Second Bancorp, Inc	5,810
319		Opus Bank	7,656
610		Oritani Financial Corp	10,248
111		Orrstown Financial Services, Inc	2,764
344		Pacific Continental Corp	9,271
241	*	Pacific Mercantile Bancorp	2,205
609	*	Pacific Premier Bancorp, Inc	22,990
1,832		PacWest Bancorp	92,534
67	*	Paragon Commercial Corp	3,783
205		Park National Corp	22,138
802		Park Sterling Bank	9,961

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

24		Parke Bancorp, Inc	$533
290	*,e	PCSB Financial Corp	5,469
259		Peapack Gladstone Financial Corp	8,739
67		Penns Woods Bancorp, Inc	3,113
165	*	PennyMac Financial Services, Inc	2,937
64	e	Peoples Bancorp of North Carolina, Inc	2,280
261		Peoples Bancorp, Inc	8,767
101		Peoples Financial Services Corp	4,828
5,487		People’s United Financial, Inc	99,534
194		People’s Utah Bancorp	6,295
823	*	PHH Corp	11,464
1,105		Pinnacle Financial Partners, Inc	73,980
7,708		PNC Financial Services Group, Inc	1,038,807
1,571		Popular, Inc	56,462
188		Preferred Bank	11,346
140		Premier Financial Bancorp, Inc	3,051
1,035		Prosperity Bancshares, Inc	68,031
68	*	Provident Bancorp, Inc	1,574
94		Provident Financial Holdings, Inc	1,842
964		Provident Financial Services, Inc	25,710
132		Prudential Bancorp, Inc	2,446
190		QCR Holdings, Inc	8,645
3,376		Radian Group, Inc	63,097
19,461		Regions Financial Corp	296,391
670		Renasant Corp	28,743
146		Republic Bancorp, Inc (Class A)	5,678
750	*	Republic First Bancorp, Inc	6,938
292		Riverview Bancorp, Inc	2,453
540		S&T Bancorp, Inc	21,373
361		Sandy Spring Bancorp, Inc	14,960
617	*	Seacoast Banking Corp of Florida	14,740
726		ServisFirst Bancshares, Inc	28,205
185		Shore Bancshares, Inc	3,080
177		SI Financial Group, Inc	2,646
192		Sierra Bancorp	5,213
867	*	Signature Bank	111,011
473		Simmons First National Corp (Class A)	27,387
116	*	SmartFinancial, Inc	2,791
449		South State Corp	40,432
101	*	Southern First Bancshares, Inc	3,671
86		Southern Missouri Bancorp, Inc	3,138
169		Southern National Bancorp of Virginia, Inc	2,871
432		Southside Bancshares, Inc	15,708
265		Southwest Bancorp, Inc	7,301
584		State Bank & Trust Co	16,732
2,046		Sterling Bancorp/DE	50,434
339		Stock Yards Bancorp, Inc	12,882
164		Summit Financial Group, Inc	4,208
174		Sun Bancorp, Inc	4,324
109	*	Sunshine Bancorp, Inc	2,533
7,751		SunTrust Banks, Inc	463,277
820	*	SVB Financial Group	153,414
1,928		Synovus Financial Corp	88,804

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

2,235		TCF Financial Corp	$38,084
150		Territorial Bancorp, Inc	4,736
772	*	Texas Capital Bancshares, Inc	66,238
1,347		TFS Financial Corp	21,727
714	*	The Bancorp, Inc	5,905
100		Timberland Bancorp, Inc	3,134
229		Tompkins Trustco, Inc	19,726
881		TowneBank	29,514
330		Trico Bancshares	13,448
343	*	Tristate Capital Holdings, Inc	7,855
237	*	Triumph Bancorp, Inc	7,643
1,387		Trustco Bank Corp NY	12,344
1,035		Trustmark Corp	34,279
111	e	Two River Bancorp	2,200
685		UMB Financial Corp	51,026
3,528		Umpqua Holdings Corp	68,831
621		Union Bankshares Corp	21,921
60	e	Union Bankshares, Inc	2,904
1,552		United Bankshares, Inc	57,657
1,078		United Community Banks, Inc	30,766
740		United Community Financial Corp	7,104
770		United Financial Bancorp, Inc (New)	14,083
113		United Security Bancshares	1,074
119		Unity Bancorp, Inc	2,356
364		Univest Corp of Pennsylvania	11,648
25,102		US Bancorp	1,345,216
4,001		Valley National Bancorp	48,212
226	*	Veritex Holdings, Inc	6,093
422	*	Walker & Dunlop, Inc	22,083
1,396		Washington Federal, Inc	46,975
232		Washington Trust Bancorp, Inc	13,282
154		WashingtonFirst Bankshares, Inc	5,481
384		Waterstone Financial, Inc	7,488
1,420		Webster Financial Corp	74,621
71,233		Wells Fargo & Co	3,928,500
654		WesBanco, Inc	26,827
239		West Bancorporation, Inc	5,832
399	e	Westamerica Bancorporation	23,756
1,643	*	Western Alliance Bancorp	87,210
413		Western New England Bancorp, Inc	4,502
886		Wintrust Financial Corp	69,383
3,175	*	WMIH Corp	3,016
466		WSFS Financial Corp	22,718
76	*	Xenith Bankshares, Inc	2,470
3,172		Zions Bancorporation	149,655

		TOTAL BANKS	28,309,153

CAPITAL GOODS - 7.7%
9,171		3M Co	1,924,993
2,220		A.O. Smith Corp	131,935
644		Aaon, Inc	22,202
511		AAR Corp	19,306
917		Actuant Corp (Class A)	23,475

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

685		Acuity Brands, Inc	$117,327
553		Advanced Drainage Systems, Inc	11,198
2,370	*	Aecom Technology Corp	87,240
522	*	Aegion Corp	12,152
1,069	*	Aerojet Rocketdyne Holdings, Inc	37,426
318	*	Aerovironment, Inc	17,210
1,041		AGCO Corp	76,795
1,500		Air Lease Corp	63,930
726		Aircastle Ltd	16,183
148		Alamo Group, Inc	15,891
445		Albany International Corp (Class A)	25,543
1,475		Allegion plc	127,543
91		Allied Motion Technologies, Inc	2,306
2,350		Allison Transmission Holdings, Inc	88,195
449		Altra Holdings, Inc	21,597
317	*	Ameresco, Inc	2,473
127		American Railcar Industries, Inc	4,902
254	*	American Woodmark Corp	24,447
3,561		Ametek, Inc	235,168
438		Apogee Enterprises, Inc	21,138
567		Applied Industrial Technologies, Inc	37,309
6,112		Arconic, Inc	152,067
244		Argan, Inc	16,409
367	*	Armstrong Flooring, Inc	5,780
662	*	Armstrong World Industries, Inc	33,927
334		Astec Industries, Inc	18,707
340	*	Astronics Corp	10,115
491	*	Atkore International Group, Inc	9,579
785	*,e	Axon Enterprise, Inc	17,796
406		AZZ, Inc	19,772
782		Barnes Group, Inc	55,084
937	*	Beacon Roofing Supply, Inc	48,021
87	*	Blue Bird Corp	1,792
941	*	BMC Stock Holdings, Inc	20,090
8,817		Boeing Co	2,241,370
656		Briggs & Stratton Corp	15,416
2,096	*	Builders FirstSource, Inc	37,707
1,467		BWX Technologies, Inc	82,181
351	*	Caesarstone Sdot-Yam Ltd	10,460
250	*	CAI International, Inc	7,580
1,067		Carlisle Cos, Inc	107,009
9,050		Caterpillar, Inc	1,128,625
467	*	Chart Industries, Inc	18,320
1,542	e	Chicago Bridge & Iron Co NV	25,906
259		CIRCOR International, Inc	14,097
1,386	*	Colfax Corp	57,713
262		Columbus McKinnon Corp	9,922
575		Comfort Systems USA, Inc	20,527
388	*	Commercial Vehicle Group, Inc	2,852
601	*	Continental Building Products Inc	15,626
901		Crane Co	72,071
225	*	CSW Industrials, Inc	9,979
360		Cubic Corp	18,360

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

2,527		Cummins, Inc	$424,612
674		Curtiss-Wright Corp	70,460
5,068		Deere & Co	636,490
973	*	DigitalGlobe, Inc	34,298
199		DMC Global, Inc	3,363
2,065		Donaldson Co, Inc	94,866
347		Douglas Dynamics, Inc	13,672
2,490		Dover Corp	227,561
160	*	Ducommun, Inc	5,128
240	*	DXP Enterprises, Inc	7,558
486	*	Dycom Industries, Inc	41,738
80		Eastern Co	2,296
7,123		Eaton Corp	546,975
916		EMCOR Group, Inc	63,552
10,251		Emerson Electric Co	644,173
318		Encore Wire Corp	14,238
281	*,e	Energous Corp	3,557
568	*,e	Energy Recovery, Inc	4,487
681		EnerSys	47,105
274	*	Engility Holdings, Inc	9,502
330		EnPro Industries, Inc	26,575
56		EnviroStar, Inc	1,548
1,903		Equifax, Inc	201,699
398		ESCO Technologies, Inc	23,860
408	*	Esterline Technologies Corp	36,781
4,523		Fastenal Co	206,158
819		Federal Signal Corp	17,428
2,038		Flowserve Corp	86,798
2,196		Fluor Corp	92,452
4,885		Fortive Corp	345,809
2,359		Fortune Brands Home & Security, Inc	158,596
199	*,e	Foundation Building Materials, Inc	2,814
719		Franklin Electric Co, Inc	32,247
165		Freightcar America, Inc	3,227
647	*	Gardner Denver Holdings, Inc	17,805
608	e	GATX Corp	37,428
103	*	Gencor Industries, Inc	1,818
981	*	Generac Holdings, Inc	45,057
1,013		General Cable Corp	19,095
4,100		General Dynamics Corp	842,878
137,995		General Electric Co	3,336,719
567	*	Gibraltar Industries, Inc	17,662
336		Global Brass & Copper Holdings, Inc	11,357
370	*	GMS, Inc	13,098
271		Gorman-Rupp Co	8,826
920		Graco, Inc	113,795
128		Graham Corp	2,666
620		Granite Construction, Inc	35,929
890	*	Great Lakes Dredge & Dock Corp	4,317
414	e	Greenbrier Cos, Inc	19,934
448		Griffon Corp	9,946
627		H&E Equipment Services, Inc	18,308
187		Hardinge, Inc	2,855

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

1,393	*	Harsco Corp	$29,114
632	*	HC2 Holdings, Inc	3,337
3,438	*	HD Supply Holdings, Inc	124,009
487		HEICO Corp	43,737
741		HEICO Corp (Class A)	56,464
380	*	Herc Holdings, Inc	18,669
1,413		Hexcel Corp	81,134
981		Hillenbrand, Inc	38,112
12,038		Honeywell International, Inc	1,706,266
857		Hubbell, Inc	99,429
710		Huntington Ingalls	160,772
96		Hurco Cos, Inc	3,994
346	*,e	Huttig Building Products, Inc	2,443
158		Hyster-Yale Materials Handling, Inc	12,078
1,286		IDEX Corp	156,210
137	*	IES Holdings, Inc	2,370
4,792		Illinois Tool Works, Inc	709,024
4,114		Ingersoll-Rand plc	366,845
289		Insteel Industries, Inc	7,546
1,338		ITT, Inc	59,233
1,849		Jacobs Engineering Group, Inc	107,741
352	*	JELD-WEN Holding, Inc	12,503
486		John Bean Technologies Corp	49,135
14,867		Johnson Controls International plc	598,991
166		Kadant, Inc	16,359
415		Kaman Corp	23,149
2,207		KBR, Inc	39,461
1,244		Kennametal, Inc	50,183
770	*	KEYW Holding Corp, The	5,860
781	*	KLX, Inc	41,338
1,099	*	Kratos Defense & Security Solutions, Inc	14,375
1,241		L3 Technologies, Inc	233,842
87	*	Lawson Products, Inc	2,192
285	*	Layne Christensen Co	3,577
122	*	LB Foster Co (Class A)	2,776
606		Lennox International, Inc	108,456
942		Lincoln Electric Holdings, Inc	86,363
165		Lindsay Corp	15,164
3,965		Lockheed Martin Corp	1,230,300
395		LSI Industries, Inc	2,611
258	*	Lydall, Inc	14,783
2,157		Manitowoc Co, Inc	19,413
4,995		Masco Corp	194,855
503	*	Masonite International Corp	34,808
1,249	*	Mastec, Inc	57,954
726	*	Mercury Systems, Inc	37,665
1,303	*	Meritor, Inc	33,891
885	*	Middleby Corp	113,430
662	*	Milacron Holdings Corp	11,161
168		Miller Industries, Inc	4,696
491	*	Moog, Inc (Class A)	40,964
1,441	*	MRC Global, Inc	25,203
688		MSC Industrial Direct Co (Class A)	51,992

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

883		Mueller Industries, Inc	$30,861
2,381		Mueller Water Products, Inc (Class A)	30,477
301	*	MYR Group, Inc	8,771
76		National Presto Industries, Inc	8,090
783	*	Navistar International Corp	34,507
628	*	NCI Building Systems, Inc	9,797
136	*	Neff Corp	3,400
345	*	Nexeo Solutions, Inc	2,519
442		NN, Inc	12,818
901		Nordson Corp	106,769
2,565		Northrop Grumman Corp	738,002
149	*	Northwest Pipe Co	2,834
1,637	*	NOW, Inc	22,607
123	*	NV5 Holdings, Inc	6,722
44		Omega Flex, Inc	3,161
899		Orbital ATK, Inc	119,711
454	*	Orion Marine Group, Inc	2,978
1,151		Oshkosh Truck Corp	95,004
1,733		Owens Corning, Inc	134,048
5,335		PACCAR, Inc	385,934
2,064		Parker-Hannifin Corp	361,241
254	*	Patrick Industries, Inc	21,361
2,566		Pentair plc	174,385
763	*	PGT, Inc	11,407
3,432	*,e	Plug Power, Inc	8,958
898	*	Ply Gem Holdings, Inc	15,311
125		Powell Industries, Inc	3,749
51		Preformed Line Products Co	3,432
613		Primoris Services Corp	18,034
418		Proto Labs, Inc	33,565
492	*	Quanex Building Products Corp	11,291
2,309	*	Quanta Services, Inc	86,287
551		Raven Industries, Inc	17,852
4,629		Raytheon Co	863,679
360	*	RBC Bearings, Inc	45,054
687		Regal-Beloit Corp	54,273
195	e	REV Group, Inc	5,608
183	*,e	Revolution Lighting Technologies, Inc	1,190
1,622	*	Rexnord Corp	41,215
2,021		Rockwell Automation, Inc	360,162
2,631		Rockwell Collins, Inc	343,898
1,573		Roper Industries, Inc	382,868
96	*	Rush Enterprises, Inc	4,188
461	*	Rush Enterprises, Inc (Class A)	21,340
2,647	*	Sensata Technologies Holding BV	127,241
604		Simpson Manufacturing Co, Inc	29,620
516	*	SiteOne Landscape Supply, Inc	29,980
924		Snap-On, Inc	137,685
136	*	Sparton Corp	3,157
1,889		Spirit Aerosystems Holdings, Inc (Class A)	146,813
647	*	SPX Corp	18,983
646	*	SPX FLOW, Inc	24,910
195		Standex International Corp	20,709

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

2,393		Stanley Works	$361,271
394	*	Sterling Construction Co, Inc	6,001
365		Sun Hydraulics Corp	19,710
1,306	*,e	Sunrun, Inc	7,248
520	*	Teledyne Technologies, Inc	82,774
268		Tennant Co	17,742
1,424		Terex Corp	64,108
427		Textainer Group Holdings Ltd	7,323
4,382		Textron, Inc	236,102
267	*,e	The ExOne Company	3,033
509	*	Thermon Group Holdings	9,157
1,085		Timken Co	52,677
784		Titan International, Inc	7,958
282	*	Titan Machinery, Inc	4,379
1,747		Toro Co	108,419
160	*	TPI Composites, Inc	3,574
768		TransDigm Group, Inc	196,339
451	*	Trex Co, Inc	40,622
716	*	Trimas Corp	19,332
2,278		Trinity Industries, Inc	72,668
689		Triton International Ltd	22,930
753		Triumph Group, Inc	22,402
585	*	Tutor Perini Corp	16,614
142	*	Twin Disc, Inc	2,643
1,321	*	United Rentals, Inc	183,276
11,828		United Technologies Corp	1,372,994
1,544	*	Univar, Inc	44,668
291		Universal Forest Products, Inc	28,565
1,341	*	USG Corp	43,784
345		Valmont Industries, Inc	54,545
156	*	Vectrus, Inc	4,811
155	*	Veritiv Corp	5,038
253	*	Vicor Corp	5,971
838	e	W.W. Grainger, Inc	150,631
918		Wabash National Corp	20,949
794	*	WABCO Holdings, Inc	117,512
1,341		Wabtec Corp	101,581
469		Watsco, Inc	75,542
434		Watts Water Technologies, Inc (Class A)	30,033
2,009	*	Welbilt, Inc	46,307
849	*	Wesco Aircraft Holdings, Inc	7,981
755	*	WESCO International, Inc	43,979
71	*	Willis Lease Finance Corp	1,746
826		Woodward Governor Co	64,106
2,937		Xylem, Inc	183,944

		TOTAL CAPITAL GOODS	32,291,282

COMMERCIAL & PROFESSIONAL SERVICES - 0.9%
868		ABM Industries, Inc	36,204
731	*	Acacia Research (Acacia Technologies)	3,326
1,696	*	ACCO Brands Corp	20,182
333	*	Advanced Disposal Services, Inc	8,388
630	*	Advisory Board Co	33,784

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

601	*	ARC Document Solutions, Inc	$2,458
110		Barrett Business Services, Inc	6,218
109		BG Staffing, Inc	1,804
723		Brady Corp (Class A)	27,438
713		Brink’s Co	60,070
599	*	Casella Waste Systems, Inc (Class A)	11,261
778	*	CBIZ, Inc	12,643
433		Ceco Environmental Corp	3,663
1,356		Cintas Corp	195,644
819	*	Clean Harbors, Inc	46,437
218	*,e	Cogint, Inc	1,068
3,383	*	Copart, Inc	116,274
1,794	e	Covanta Holding Corp	26,641
128		CRA International, Inc	5,254
754		Deluxe Corp	55,012
579		Dun & Bradstreet Corp	67,401
2,090	*,†,m	Dyax Corp	2,320
394		Ennis, Inc	7,742
556		Essendant, Inc	7,323
402		Exponent, Inc	29,708
148	*	Franklin Covey Co	3,004
640	*	FTI Consulting, Inc	22,707
191	*	GP Strategies Corp	5,892
1,153		Healthcare Services Group	62,227
286		Heidrick & Struggles International, Inc	6,049
247	*	Heritage-Crystal Clean, Inc	5,372
928		Herman Miller, Inc	33,315
569	*	Hill International, Inc	2,703
682		HNI Corp	28,283
564	*	Hudson Technologies, Inc	4,405
334	*	Huron Consulting Group, Inc	11,456
282	*	ICF International, Inc	15,214
6,134	*	IHS Markit Ltd	270,387
708	*	Innerworkings, Inc	7,965
284		Insperity, Inc	24,992
961		Interface, Inc	21,046
2,145		KAR Auction Services, Inc	102,402
481		Kelly Services, Inc (Class A)	12,068
366		Kforce, Inc	7,393
577		Kimball International, Inc (Class B)	11,407
752		Knoll, Inc	15,040
806		Korn/Ferry International	31,781
518		LSC Communications, Inc	8,552
1,047		Manpower, Inc	123,358
491		Matthews International Corp (Class A)	30,565
379		McGrath RentCorp	16,581
1,666	*,m	Media General, Inc	0
259	*	Mistras Group, Inc	5,310
682		Mobile Mini, Inc	23,495
518		MSA Safety, Inc	41,186
210		Multi-Color Corp	17,210
729	*	Navigant Consulting, Inc	12,335
5,590		Nielsen NV	231,706

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

160	*	NL Industries, Inc	$1,464
781	*	On Assignment, Inc	41,924
186	*	Pendrell Corp	1,270
2,896		Pitney Bowes, Inc	40,573
482		Quad Graphics, Inc	10,898
3,657		Republic Services, Inc	241,582
514		Resources Connection, Inc	7,145
1,949		Robert Half International, Inc	98,113
1,491		Rollins, Inc	68,795
703	*	RPX Corp	9,336
1,060		RR Donnelley & Sons Co	10,918
269	*	SP Plus Corp	10,626
1,350		Steelcase, Inc (Class A)	20,790
1,291	*	Stericycle, Inc	92,461
449	*,e	Team, Inc	5,994
864		Tetra Tech, Inc	40,219
1,974	*	TransUnion	93,291
632*		TriNet Group, Inc	21,248
645	*	TrueBlue, Inc	14,480
237		Unifirst Corp	35,906
338		US Ecology, Inc	18,184
2,395	*	Verisk Analytics, Inc	199,240
318		Viad Corp	19,366
134		VSE Corp	7,619
580	*	WageWorks, Inc	35,206
6,997		Waste Management, Inc	547,655
680		West Corp	15,960
116	*	Willdan Group, Inc	3,765

		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	3,717,697

CONSUMER DURABLES & APPAREL - 1.4%
351	e	Acushnet Holdings Corp	6,234
840	*	American Outdoor Brands Corp	12,810
194		Bassett Furniture Industries, Inc	7,314
565	*	Beazer Homes USA, Inc	10,588
1,393		Brunswick Corp	77,966
1,137		CalAtlantic Group, Inc	41,648
1,433		Callaway Golf Co	20,678
750		Carter’s, Inc	74,063
132	*	Cavco Industries, Inc	19,477
298	*	Century Communities, Inc	7,361
307	*	Clarus Corp	2,303
4,564		Coach, Inc	183,838
454		Columbia Sportswear Co	27,957
1,159	*	CROCS, Inc	11,242
125		CSS Industries, Inc	3,602
167		Culp, Inc	5,469
498	*	Deckers Outdoor Corp	34,068
108	*	Delta Apparel, Inc	2,323
5,219		DR Horton, Inc	208,395
167		Escalade, Inc	2,271
327		Ethan Allen Interiors, Inc	10,595
122		Flexsteel Industries, Inc	6,185

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

730	*,e	Fossil Group, Inc	$6,811
1,886		Garmin Ltd	101,787
682	*	G-III Apparel Group Ltd	19,792
1,762	*,e	GoPro, Inc	19,400
578	*	Green Brick Partners, Inc	5,722
5,680		Hanesbrands, Inc	139,955
1,769		Hasbro, Inc	172,778
411	*	Helen of Troy Ltd	39,826
173		Hooker Furniture Corp	8,261
2,504	*	Hovnanian Enterprises, Inc (Class A)	4,833
753	*	Iconix Brand Group, Inc	4,285
379	*	Installed Building Products Inc	24,559
443	*	iRobot Corp	34,138
70		Johnson Outdoors, Inc	5,130
1,294		KB Home	31,211
696		La-Z-Boy, Inc	18,722
2,061		Leggett & Platt, Inc	98,372
138		Lennar Corp (B Shares)	6,221
3,007		Lennar Corp (Class A)	158,770
272	*	LGI Homes, Inc	13,211
365		Libbey, Inc	3,380
163		Lifetime Brands, Inc	2,983
1,513	*	Lululemon Athletica, Inc	94,184
385	*	M/I Homes, Inc	10,291
287	*	Malibu Boats Inc	9,081
156		Marine Products Corp	2,504
5,317		Mattel, Inc	82,307
295		MCBC Holdings, Inc	6,012
863		MDC Holdings, Inc	28,660
602	*	Meritage Homes Corp	26,729
2,405	*	Michael Kors Holdings Ltd	115,079
959	*	Mohawk Industries, Inc	237,362
227		Movado Group, Inc	6,356
66		Nacco Industries, Inc (Class A)	5,663
545	*	Nautilus, Inc	9,211
389	*	New Home Co Inc	4,341
7,673		Newell Rubbermaid, Inc	327,407
21,093		Nike, Inc (Class B)	1,093,672
52	*	NVR, Inc	148,460
276		Oxford Industries, Inc	17,537
199	*	Perry Ellis International, Inc	4,708
921		Polaris Industries, Inc	96,364
630		Pool Corp	68,147
4,556		Pulte Homes, Inc	124,515
1,215		PVH Corp	153,163
885		Ralph Lauren Corp	78,137
646	*	Sequential Brands Group, Inc	1,932
2,114	*	Skechers U.S.A., Inc (Class A)	53,040
922	*	Steven Madden Ltd	39,923
272	e	Sturm Ruger & Co, Inc	14,062
133		Superior Uniform Group, Inc	3,046
927	*	Taylor Morrison Home Corp	20,440
725	*	Tempur Sealy International, Inc	46,777

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

2,373		Toll Brothers, Inc	$98,408
563	*	TopBuild Corp	36,691
2,459	*	TRI Pointe Homes, Inc	33,959
917		Tupperware Corp	56,689
2,914	*,e	Under Armour, Inc	43,768
2,878	*,e	Under Armour, Inc (Class A)	47,429
226	*	Unifi, Inc	8,052
217	*	Universal Electronics, Inc	13,758
320	*	Vera Bradley, Inc	2,819
5,190		VF Corp	329,928
896	*	Vista Outdoor, Inc	20,554
99		Weyco Group, Inc	2,810
1,133		Whirlpool Corp	208,971
428	*	William Lyon Homes, Inc	9,840
1,465		Wolverine World Wide, Inc	42,265
423	*	Zagg, Inc	6,662

		TOTAL CONSUMER DURABLES & APPAREL	5,588,247

CONSUMER SERVICES - 2.2%
965	*	Adtalem Global Education, Inc	34,595
239	*	American Public Education, Inc	5,031
3,771		ARAMARK Holdings Corp	153,140
193	*	Ascent Media Corp (Series A)	2,517
1,433	*	Belmond Ltd.	19,560
356	*	BJ’s Restaurants, Inc	10,840
1,539		Bloomin’ Brands, Inc	27,086
331		Bob Evans Farms, Inc	25,656
268	*	Bojangles’, Inc	3,618
1,270		Boyd Gaming Corp	33,083
275	*	Bridgepoint Education, Inc	2,640
791	*	Bright Horizons Family Solutions	68,192
763	e	Brinker International, Inc	24,309
262	*	Buffalo Wild Wings, Inc	27,693
757	*	Caesars Acquisition Co	16,238
872	*,e	Caesars Entertainment Corp	11,641
222	*	Cambium Learning Group, Inc	1,472
178		Capella Education Co	12,487
1,137	*	Career Education Corp	11,813
6,527		Carnival Corp	421,448
234		Carriage Services, Inc	5,990
507	*	Carrols Restaurant Group, Inc	5,526
348	*	Century Casinos, Inc	2,857
702		Cheesecake Factory	29,568
1,311	*	Chegg, Inc	19,455
396	*,e	Chipotle Mexican Grill, Inc (Class A)	121,901
520		Choice Hotels International, Inc	33,228
210		Churchill Downs, Inc	43,302
247	*	Chuy’s Holdings, Inc	5,199
123		Collectors Universe	2,948
294	e	Cracker Barrel Old Country Store, Inc	44,576
1,973		Darden Restaurants, Inc	155,433
657	*	Dave & Buster’s Entertainment, Inc	34,479
331	*	Del Frisco’s Restaurant Group, Inc	4,816

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

519	*	Del Taco Restaurants, Inc	$7,961
1,168	*	Denny’s Corp	14,542
266		DineEquity, Inc	11,433
751		Domino’s Pizza, Inc	149,111
948	*	Drive Shack, Inc	3,422
1,432		Dunkin Brands Group, Inc	76,011
302	*	El Pollo Loco Holdings, Inc	3,669
735	*	Eldorado Resorts, Inc	18,853
38	*	Empire Resorts, Inc	849
2,579		Extended Stay America, Inc	51,580
402	*,e	Fiesta Restaurant Group, Inc	7,638
83	*	Fogo De Chao, Inc	1,029
149		Golden Entertainment, Inc	3,633
73		Graham Holdings Co	42,712
732	*	Grand Canyon Education, Inc	66,480
3,287		H&R Block, Inc	87,040
326	*,e	Habit Restaurants, Inc	4,254
930	*	Hilton Grand Vacations, Inc	35,926
3,015		Hilton Worldwide Holdings, Inc	209,392
1,746	*	Houghton Mifflin Harcourt Co	21,039
556	*	Hyatt Hotels Corp	34,355
1,670		ILG, Inc	44,639
1,684		International Game Technology plc	41,342
389		International Speedway Corp (Class A)	14,004
211	*	J Alexander’s Holdings, Inc	2,448
490		Jack in the Box, Inc	49,941
521	*	K12, Inc	9,295
1,351	*	La Quinta Holdings, Inc	23,643
5,723		Las Vegas Sands Corp	367,188
564	*	Laureate Education, Inc	8,206
83		Liberty Tax, Inc	1,195
322	*	Lindblad Expeditions Holdings, Inc	3,445
294		Marcus Corp	8,144
5,053		Marriott International, Inc (Class A)	557,144
340		Marriott Vacations Worldwide Corp	42,340
12,954		McDonald’s Corp	2,029,633
8,029		MGM Resorts International	261,665
173	*	Monarch Casino & Resort, Inc	6,839
49	*	Nathan’s Famous, Inc	3,624
279	*,e	Noodles & Co	1,228
2,457	*	Norwegian Cruise Line Holdings Ltd	132,801
422		Papa John’s International, Inc	30,836
1,314	*	Penn National Gaming, Inc	30,734
848	*	Pinnacle Entertainment, Inc	18,071
1,306		Planet Fitness, Inc	35,236
320	*	Potbelly Corp	3,968
142		RCI Hospitality Holdings, Inc	3,515
238	*	Red Lion Hotels Corp	2,059
204	*	Red Robin Gourmet Burgers, Inc	13,668
1,049		Red Rock Resorts, Inc	24,295
607	*	Regis Corp	8,662
2,689		Royal Caribbean Cruises Ltd	318,754
779	*	Ruby Tuesday, Inc	1,667

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

473		Ruth’s Chris Steak House, Inc	$9,909
843	*	Scientific Games Corp (Class A)	38,652
1,062	*,e	SeaWorld Entertainment, Inc	13,795
2,922		Service Corp International	100,809
2,101	*	ServiceMaster Global Holdings, Inc	98,180
337	*,e	Shake Shack, Inc	11,199
1,116		Six Flags Entertainment Corp	68,009
673	e	Sonic Corp	17,128
602	*	Sotheby’s (Class A)	27,758
164		Speedway Motorsports, Inc	3,493
22,514		Starbucks Corp	1,209,227
17	*	Steak N Shake Co	5,666
167		Strayer Education, Inc	14,574
1,016		Texas Roadhouse, Inc (Class A)	49,926
621		Vail Resorts, Inc	141,663
427	*	Weight Watchers International, Inc	18,596
2,954		Wendy’s	45,876
454		Wingstop, Inc	15,096
1,610		Wyndham Worldwide Corp	169,710
1,249		Wynn Resorts Ltd	186,001
5,700	*	Yum China Holdings, Inc	227,829
5,462		Yum! Brands, Inc	402,058
274	*,e	Zoe’s Kitchen, Inc	3,461

		TOTAL CONSUMER SERVICES	9,252,110

DIVERSIFIED FINANCIALS - 4.0%
887		Affiliated Managers Group, Inc	168,379
430		AG Mortgage Investment Trust	8,273
5,561		AGNC Investment Corp	120,562
7,199		Ally Financial, Inc	174,648
11,735		American Express Co	1,061,548
2,386		Ameriprise Financial, Inc	354,345
15,947		Annaly Capital Management, Inc	194,394
1,539		Anworth Mortgage Asset Corp	9,249
1,170		Apollo Commercial Real Estate Finance, Inc	21,189
406		Ares Commercial Real Estate Corp	5,404
359	e	Arlington Asset Investment Corp (Class A)	4,570
566		ARMOUR Residential REIT, Inc	15,225
693		Artisan Partners Asset Management, Inc	22,592
86		Associated Capital Group, Inc	3,070
212		B. Riley Financial, Inc	3,615
16,028		Bank of New York Mellon Corp	849,805
3,582		BGC Partners, Inc (Class A)	51,832
1,962		BlackRock, Inc	877,191
7,671		Capital One Financial Corp	649,427
1,473		Capstead Mortgage Corp	14,214
1,728		CBOE Holdings, Inc	185,985
18,840		Charles Schwab Corp	824,062
189		Cherry Hill Mortgage Investment Corp	3,421
2,903		Chimera Investment Corp	54,925
5,428		CME Group, Inc	736,471
321		Cohen & Steers, Inc	12,676
387	*	Cowen Group, Inc	6,889

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

174	*,e	Credit Acceptance Corp	$48,750
2,338		CYS Investments, Inc	20,200
49		Diamond Hill Investment Group, Inc	10,405
6,100		Discover Financial Services	393,328
397	*	Donnelley Financial Solutions, Inc	8,559
776		Dynex Capital, Inc	5,642
4,309	*	E*TRADE Financial Corp	187,915
1,752		Eaton Vance Corp	86,496
241	*	Elevate Credit, Inc	1,473
129		Ellington Residential Mortgage REIT	1,873
375	*	Encore Capital Group, Inc	16,612
522	*	Enova International, Inc	7,021
638		Evercore Partners, Inc (Class A)	51,199
796	*	Ezcorp, Inc (Class A)	7,562
613		Factset Research Systems, Inc	110,407
1,485		Federated Investors, Inc (Class B)	44,104
911		Financial Engines, Inc	31,657
737		FirstCash, Inc	46,542
1,084	*	FNFV Group	18,591
5,414		Franklin Resources, Inc	240,977
546		Gain Capital Holdings, Inc	3,489
93		GAMCO Investors, Inc (Class A)	2,768
5,854		Goldman Sachs Group, Inc	1,388,510
168		Granite Point Mortgage Trust, Inc	3,147
251		Great Ajax Corp	3,537
713	*	Green Dot Corp	35,351
424	e	Greenhill & Co, Inc	7,038
218		Hamilton Lane, Inc	5,853
775		Hannon Armstrong Sustainable Infrastructure Capital, Inc	18,887
341		Houlihan Lokey, Inc	13,343
1,010		Interactive Brokers Group, Inc (Class A)	45,490
9,224		IntercontinentalExchange Group, Inc	633,689
241	*	INTL FCStone, Inc	9,235
6,284		Invesco Ltd	220,191
1,752		Invesco Mortgage Capital, Inc	30,012
524		Investment Technology Group, Inc	11,601
2,651	e	iShares Russell 3000 Index Fund	395,741
168	e	KKR Real Estate Finance Trust, Inc	3,535
1,088		Ladder Capital Corp	14,993
1,533		Ladenburg Thalmann Financial Services, Inc	4,415
1,898		Lazard Ltd (Class A)	85,828
1,355		Legg Mason, Inc	53,265
5,056	*	LendingClub Corp	30,791
5,119		Leucadia National Corp	129,255
1,384		LPL Financial Holdings, Inc	71,373
578		MarketAxess Holdings, Inc	106,647
144		Marlin Business Services Corp	4,140
6,157		MFA Mortgage Investments, Inc	53,935
395		Moelis & Co	17,005
2,631		Moody’s Corp	366,262
21,050		Morgan Stanley	1,013,979
298		Morningstar, Inc	25,327
1,398		MSCI, Inc (Class A)	163,426

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

822		MTGE Investment Corp	$15,947
1,822		NASDAQ OMX Group, Inc	141,333
4,428		Navient Corp	66,509
312		Nelnet, Inc (Class A)	15,756
4,789		New Residential Investment Corp	80,120
1,709		New York Mortgage Trust, Inc	10,510
483		NewStar Financial, Inc	5,670
3,386		Northern Trust Corp	311,275
866		OM Asset Management plc	12,921
750	*	On Deck Capital, Inc	3,503
821	*	OneMain Holdings, Inc	23,144
147		Oppenheimer Holdings, Inc	2,550
511		Orchid Island Capital, Inc	5,207
145		Owens Realty Mortgage, Inc	2,640
1,030		PennyMac Mortgage Investment Trust	17,912
324	*	Pico Holdings, Inc	5,411
229		Piper Jaffray Cos	13,591
271		PJT Partners, Inc	10,382
719	*	PRA Group, Inc	20,599
257		Pzena Investment Management, Inc (Class A)	2,799
2,010		Raymond James Financial, Inc	169,503
1,174		Redwood Trust, Inc	19,124
143	*	Regional Management Corp	3,462
422		Resource Capital Corp	4,549
4,055		S&P Global, Inc	633,837
296	*	Safeguard Scientifics, Inc	3,952
2,194	*	Santander Consumer USA Holdings, Inc	33,722
2,096		SEI Investments Co	127,982
111		Silvercrest Asset Management Group, Inc	1,615
6,760	*	SLM Corp	77,537
1,241		SPDR Trust Series 1	311,776
4,025		Starwood Property Trust, Inc	87,423
5,978		State Street Corp	571,138
1,033		Stifel Financial Corp	55,224
13,065		Synchrony Financial	405,668
3,747		T Rowe Price Group, Inc	339,666
3,973		TD Ameritrade Holding Corp	193,882
433		Tiptree Financial, Inc	2,706
181	*	TPG RE Finance Trust, Inc	3,578
5,213		Two Harbors Investment Corp	52,547
382	e	Virtu Financial, Inc	6,188
103		Virtus Investment Partners, Inc	11,953
2,911		Voya Financial, Inc	116,120
1,255	e	Waddell & Reed Financial, Inc (Class A)	25,188
614		Western Asset Mortgage Capital Corp	6,429
125		Westwood Holdings Group, Inc	8,409
1,867		WisdomTree Investments, Inc	19,006
90	*	World Acceptance Corp	7,460
259		ZAIS Financial Corp	4,066

		TOTAL DIVERSIFIED FINANCIALS	16,816,821

ENERGY - 5.7%
2,365	*	Abraxas Petroleum Corp	4,446

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

30		Adams Resources & Energy, Inc	$1,245
9,009		Anadarko Petroleum Corp	440,090
2,476	b	Andeavor	255,399
3,605	*	Antero Resources Corp	71,739
6,017		Apache Corp	275,579
692	*	Approach Resources, Inc	1,737
338		Arch Coal, Inc	24,248
1,237		Archrock, Inc	15,524
454		Ardmore Shipping Corp	3,745
1,170	*,e	Atwood Oceanics, Inc	10,986
6,741		Baker Hughes a GE Co	246,855
265	*	Basic Energy Services, Inc	5,114
1,515	*	Bill Barrett Corp	6,499
314	*	Bonanza Creek Energy, Inc	10,359
645	e	Bristow Group, Inc	6,031
669	*	C&J Energy Services, Inc	20,050
7,209		Cabot Oil & Gas Corp	192,841
747	*,e	California Resources Corp	7,814
3,134	*	Callon Petroleum Co	35,226
335	*,e	CARBO Ceramics, Inc	2,891
974	*	Carrizo Oil & Gas, Inc	16,685
1,732	*,e	Centennial Resource Development, Inc	31,124
3,192	*	Cheniere Energy, Inc	143,768
14,182	*,e	Chesapeake Energy Corp	60,983
29,965		Chevron Corp	3,520,888
1,474		Cimarex Energy Co	167,550
1,943	*	Clean Energy Fuels Corp	4,819
1,183	*	Cloud Peak Energy, Inc	4,330
2,307	*	Concho Resources, Inc	303,878
19,286		ConocoPhillips	965,264
3,564	*	Consol Energy, Inc	60,374
368	*	Contango Oil & Gas Co	1,851
1,365	*	Continental Resources, Inc	52,703
236	e	CVR Energy, Inc	6,112
1,312		Delek US Holdings, Inc	35,070
6,701	*	Denbury Resources, Inc	8,979
8,228		Devon Energy Corp	302,050
1,283		DHT Holdings, Inc	5,106
994	*,e	Diamond Offshore Drilling, Inc	14,413
1,536	*	Diamondback Energy, Inc	150,467
356	*	Dorian LPG Ltd	2,428
582	*	Dril-Quip, Inc	25,695
153	*,e	Earthstone Energy, Inc	1,681
1,319	*	Eclipse Resources Corp	3,297
1,520	*	Energen Corp	83,114
453	*	Energy XXI Gulf Coast, Inc	4,684
4,706	e	Ensco plc	28,095
9,200		EOG Resources, Inc	890,008
871	*,e	EP Energy Corp	2,839
2,714		EQT Corp	177,061
272	*	Era Group, Inc	3,044
468		Evolution Petroleum Corp	3,370
499	*	Exterran Corp	15,773

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

1,888	*,e	Extraction Oil & Gas, Inc	$29,056
67,151	d	Exxon Mobil Corp	5,505,039
2,427	*,e	Fairmount Santrol Holdings, Inc	11,601
1,061	*	Forum Energy Technologies, Inc	16,870
790	e	Frank’s International NV	6,099
1,164	e	Frontline Ltd	7,031
635		GasLog Ltd	11,081
2,889	*,e	Gastar Exploration, Inc	2,541
750	*	Gener8 Maritime, Inc	3,382
283	*	Geospace Technologies Corp	5,043
1,502	e	Golar LNG Ltd	33,960
569		Green Plains Renewable Energy, Inc	11,465
226		Gulf Island Fabrication, Inc	2,870
2,531	*	Gulfport Energy Corp	36,295
848	*	Halcon Resources Corp	5,766
223		Hallador Energy Co	1,276
13,785		Halliburton Co	634,524
2,257	*	Helix Energy Solutions Group, Inc	16,679
1,788	e	Helmerich & Payne, Inc	93,173
4,433		Hess Corp	207,863
2,770		HollyFrontier Corp	99,637
489	*	Independence Contract Drilling, Inc	1,858
461	*	International Seaways, Inc	9,082
13	*	Isramco, Inc	1,508
500	*	Jagged Peak Energy, Inc	6,830
488	*,e	Keane Group, Inc	8,140
154	*,e	Key Energy Services, Inc	2,028
30,673		Kinder Morgan, Inc	588,308
3,002	*,e	Kosmos Energy LLC	23,896
2,550	*	Laredo Petroleum Holdings, Inc	32,971
633	*,e	Lilis Energy, Inc	2,830
67	*	Mammoth Energy Services, Inc	1,130
13,286		Marathon Oil Corp	180,158
8,264		Marathon Petroleum Corp	463,445
1,401	*	Matador Resources Co	38,037
383	*	Matrix Service Co	5,822
4,396	*	McDermott International, Inc	31,959
178	*	Midstates Petroleum Co, Inc	2,766
2,551		Murphy Oil Corp	67,755
4,427		Nabors Industries Ltd	35,726
6,228		National Oilwell Varco, Inc	222,526
180	*	Natural Gas Services Group, Inc	5,112
1,393		Navios Maritime Acq Corp	1,699
164	*,e	NCS Multistage Holdings, Inc	3,949
3,111	*	Newfield Exploration Co	92,303
1,448	*	Newpark Resources, Inc	14,480
3,860		Noble Corp plc	17,756
7,538		Noble Energy, Inc	213,778
1,550	e	Nordic American Tanker Shipping	8,277
3,641	*	Oasis Petroleum, Inc	33,206
12,187		Occidental Petroleum Corp	782,527
1,532		Oceaneering International, Inc	40,246
784	*	Oil States International, Inc	19,874

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

5,973		Oneok, Inc	$330,964
546		Overseas Shipholding Group, Inc	1,436
627	*	Pacific Ethanol, Inc	3,480
355		Panhandle Oil and Gas, Inc (Class A)	8,449
482	*	Par Pacific Holdings, Inc	10,026
2,265	*	Parker Drilling Co	2,492
3,609	*	Parsley Energy, Inc	95,061
3,250		Patterson-UTI Energy, Inc	68,055
1,704	e	PBF Energy, Inc	47,047
1,032	*	PDC Energy, Inc	50,599
761	*	Peabody Energy Corp	22,077
217	*	Penn Virginia Corp	8,676
176	*	PHI, Inc	2,070
6,963		Phillips 66	637,880
636	*	Pioneer Energy Services Corp	1,622
2,682		Pioneer Natural Resources Co	395,702
377	*	ProPetro Holding Corp	5,410
3,764	*	Questar Market Resources, Inc	32,257
3,580		Range Resources Corp	70,061
641	*	Renewable Energy Group, Inc	7,788
335	*,e	Resolute Energy Corp	9,946
92	*	Rex American Resources Corp	8,632
2,633	*	Rice Energy, Inc	76,199
195	*	RigNet, Inc	3,354
700	*	Ring Energy, Inc	10,143
1,813	*	Rowan Cos plc	23,297
901	e	RPC, Inc	22,336
2,053	*	RSP Permian, Inc	71,013
1,150	*,e	Sanchez Energy Corp	5,543
537	*	SandRidge Energy, Inc	10,788
22,008		Schlumberger Ltd	1,535,278
2,573		Scorpio Tankers, Inc	8,825
308	*	SEACOR Holdings, Inc	14,202
303	*	SEACOR Marine Holdings, Inc	4,739
62	*,e	Select Energy Services, Inc	987
1,034		SemGroup Corp	29,728
946	e	Ship Finance International Ltd	13,717
101	*	SilverBow Resources, Inc	2,480
1,739		SM Energy Co	30,850
338	*,e	Smart Sand, Inc	2,292
148	*	Solaris Oilfield Infrastructure, Inc	2,580
7,673	*	Southwestern Energy Co	46,882
3,127	*	SRC Energy, Inc	30,238
300	*	Stone Energy Corp	8,718
2,325	*	Superior Energy Services	24,831
3,048		Targa Resources Investments, Inc	144,170
818	e	Teekay Corp	7,305
1,777		Teekay Tankers Ltd (Class A)	2,879
847	*	Tellurian, Inc	9,046
615	*	Tesco Corp	3,352
1,816	*	Tetra Technologies, Inc	5,194
5,947	*,e	Transocean Ltd (NYSE)	63,990
3,046	*	Ultra Petroleum Corp	26,409

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

799	*	Unit Corp	$16,443
2,051	*,e	Uranium Energy Corp	2,830
1,275		US Silica Holdings Inc	39,614
7,042		Valero Energy Corp	541,741
1,529	*	W&T Offshore, Inc	4,663
14,217	*	Weatherford International Ltd	65,114
5,576	*,e	Whiting Petroleum Corp	30,445
311	*	WildHorse Resource Development Corp	4,143
701	*	Willbros Group, Inc	2,257
13,189		Williams Cos, Inc	395,802
1,068		World Fuel Services Corp	36,216
6,188	*	WPX Energy, Inc	71,162

		TOTAL ENERGY	23,708,679

FOOD & STAPLES RETAILING - 1.3%
418		Andersons, Inc	14,316
618		Casey’s General Stores, Inc	67,640
300	*	Chefs’ Warehouse Holdings, Inc	5,790
16,232		CVS Health Corp	1,319,986
213		Ingles Markets, Inc (Class A)	5,474
14,422		Kroger Co	289,305
95	*,e	Natural Grocers by Vitamin C	530
1,108	*	Performance Food Group Co	31,301
346		Pricesmart, Inc	30,881
15,792	*,e	Rite Aid Corp	30,952
389	*	Smart & Final Stores, Inc	3,054
584		Spartan Stores, Inc	15,400
2,100	*	Sprouts Farmers Market, Inc	39,417
602	*	SUPERVALU, Inc	13,094
7,719		Sysco Corp	416,440
784	*	United Natural Foods, Inc	32,607
2,100	*	US Foods Holding Corp	56,070
127		Village Super Market (Class A)	3,142
14,786		Walgreens Boots Alliance, Inc	1,141,775
23,133		Wal-Mart Stores, Inc	1,807,613
148		Weis Markets, Inc	6,438

		TOTAL FOOD & STAPLES RETAILING	5,331,225

FOOD, BEVERAGE & TOBACCO - 4.3%
100		Alico, Inc	3,415
30,650		Altria Group, Inc	1,943,823
532	*	Amplify Snack Brands, Inc	3,772
8,961		Archer Daniels Midland Co	380,932
995	e	B&G Foods, Inc (Class A)	31,691
1,468	*	Blue Buffalo Pet Products, Inc	41,618
137	*,e	Boston Beer Co, Inc (Class A)	21,399
846		Brown-Forman Corp	47,114
2,764		Brown-Forman Corp (Class B)	150,085
2,300		Bunge Ltd	159,758
247		Calavo Growers, Inc	18,080
486	*,e	Cal-Maine Foods, Inc	19,975
2,801		Campbell Soup Co	131,143
1,334	*	Castle Brands, Inc	1,788

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

72		Coca-Cola Bottling Co Consolidated	$15,534
60,737		Coca-Cola Co	2,733,772
6,348		ConAgra Foods, Inc	214,182
2,585		Constellation Brands, Inc (Class A)	515,578
6,972		Costco Wholesale Corp	1,145,430
190	*	Craft Brewers Alliance, Inc	3,335
2,547	*	Darling International, Inc	44,623
1,357		Dean Foods Co	14,764
2,871		Dr Pepper Snapple Group, Inc	253,997
200	*	Farmer Bros Co	6,570
2,703		Flowers Foods, Inc	50,843
499		Fresh Del Monte Produce, Inc	22,685
388	*	Freshpet, Inc	6,072
9,216		General Mills, Inc	477,020
1,593	*	Hain Celestial Group, Inc	65,552
2,184		Hershey Co	238,427
4,210		Hormel Foods Corp	135,309
1,103	*	Hostess Brands, Inc	15,067
1,117		Ingredion, Inc	134,755
200		J&J Snack Foods Corp	26,260
1,765		J.M. Smucker Co	185,201
131		John B. Sanfilippo & Son, Inc	8,818
3,849		Kellogg Co	240,062
9,448		Kraft Heinz Co	732,692
2,260		Lamb Weston Holdings, Inc	105,971
289		Lancaster Colony Corp	34,715
422	*	Landec Corp	5,465
244	*	Lifeway Foods, Inc	2,172
187		Limoneira Co	4,333
1,777		McCormick & Co, Inc	182,391
203		MGP Ingredients, Inc	12,308
2,783		Molson Coors Brewing Co (Class B)	227,204
23,184		Mondelez International, Inc	942,661
6,668	*	Monster Beverage Corp	368,407
183		National Beverage Corp	22,701
341		Omega Protein Corp	5,678
22,574		PepsiCo, Inc	2,515,421
24,606		Philip Morris International, Inc	2,731,512
908	*	Pilgrim’s Pride Corp	25,796
1,851		Pinnacle Foods, Inc	105,822
1,066	*	Post Holdings, Inc	94,096
404	*	Primo Water Corp	4,787
317		Sanderson Farms, Inc	51,202
4		Seaboard Corp	18,020
134	*	Seneca Foods Corp	4,623
1,522		Snyder’s-Lance, Inc	58,049
369	e	Tootsie Roll Industries, Inc	14,022
864	*	TreeHouse Foods, Inc	58,519
78	*	Turning Point Brands, Inc	1,326
4,369		Tyson Foods, Inc (Class A)	307,796
340		Universal Corp	19,482
1,533		Vector Group Ltd	31,381

		TOTAL FOOD, BEVERAGE & TOBACCO	18,197,001

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

HEALTH CARE EQUIPMENT & SERVICES - 5.4%
155	*	AAC Holdings, Inc	$1,539
339		Abaxis, Inc	15,136
26,749		Abbott Laboratories	1,427,327
635	*	Abiomed, Inc	107,061
1,228	*	Acadia Healthcare Co, Inc	58,649
1,245	*	Accuray, Inc	4,980
449		Aceto Corp	5,042
119	*	Addus HomeCare Corp	4,201
5,100		Aetna Inc	810,951
1,360	*	Alere, Inc	69,346
1,244	*	Align Technology, Inc	231,720
2,817	*	Allscripts Healthcare Solutions, Inc	40,086
200	*	Almost Family, Inc	10,740
460	*	Amedisys, Inc	25,742
137	*	American Renal Associates Holdings, Inc	2,051
2,486		AmerisourceBergen Corp	205,716
725	*	AMN Healthcare Services, Inc	33,132
192		Analogic Corp	16,080
563	*	Angiodynamics, Inc	9,622
216	*	Anika Therapeutics, Inc	12,528
2,249	*,e	Antares Pharma, Inc	7,287
4,223		Anthem, Inc	801,863
616	*	athenahealth, Inc	76,606
480	*	AtriCure, Inc	10,738
27		Atrion Corp	18,144
415	*	AxoGen, Inc	8,030
1,123		Bard (C.R.), Inc	359,921
8,010		Baxter International, Inc	502,627
3,573		Becton Dickinson & Co	700,129
1,877	*	BioScrip, Inc	5,162
430	*	BioTelemetry, Inc	14,190
21,855	*	Boston Scientific Corp	637,510
2,873	*	Brookdale Senior Living, Inc	30,454
590		Cantel Medical Corp	55,560
442	*	Capital Senior Living Corp	5,547
5,081		Cardinal Health, Inc	340,021
501	*	Cardiovascular Systems, Inc	14,103
977	*	Castlight Health, Inc	4,201
2,757	*	Centene Corp	266,795
4,552	*	Cerner Corp	324,649
1,570	*,e	Cerus Corp	4,286
245		Chemed Corp	49,502
3,942		Cigna Corp	736,917
240	*	Civitas Solutions, Inc	4,428
1,533	*	Community Health Systems, Inc	11,773
168	e	Computer Programs & Systems, Inc	4,964
586	*	ConforMIS, Inc	2,063
422		Conmed Corp	22,142
754		Cooper Cos, Inc	178,781
1,199	*,e	Corindus Vascular Robotics, Inc	1,822
163	*	Corvel Corp	8,867

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

414	*	Cotiviti Holdings, Inc	$14,896
544	*	Cross Country Healthcare, Inc	7,741
480	*	CryoLife, Inc	10,896
202	*	Cutera, Inc	8,353
9,786		Danaher Corp	839,443
2,438	*	DaVita, Inc	144,793
3,684		Dentsply Sirona, Inc	220,340
1,337	*	DexCom, Inc	65,413
739	*	Diplomat Pharmacy, Inc	15,305
3,369	*	Edwards Lifesciences Corp	368,265
1,285	*	Endologix, Inc	5,731
737		Ensign Group, Inc	16,649
193	*,e	Entellus Medical, Inc	3,563
1,793	*	Envision Healthcare Corp	80,595
597	*	Evolent Health, Inc	10,627
165	*	Exactech, Inc	5,437
9,141	*	Express Scripts Holding Co	578,808
97	*	FONAR Corp	2,958
995	*,e	Genesis Health Care, Inc	1,154
665	*	GenMark Diagnostics, Inc	6,404
445	*	Glaukos Corp	14,685
1,094	*	Globus Medical, Inc	32,514
819	*	Haemonetics Corp	36,749
725	*	Halyard Health, Inc	32,647
4,673	*	HCA Holdings, Inc	371,924
768	*	HealthEquity, Inc	38,845
1,608		Healthsouth Corp	74,531
399	*	HealthStream, Inc	9,325
2,474	*	Henry Schein, Inc	202,843
99	*	Heska Corp	8,721
1,026		Hill-Rom Holdings, Inc	75,924
1,310	*	HMS Holdings Corp	26,017
4,366	*	Hologic, Inc	160,189
2,258		Humana, Inc	550,117
233	*	ICU Medical, Inc	43,303
1,376	*	Idexx Laboratories, Inc	213,954
263	*	Inogen Inc	25,011
978	*,e	Inovalon Holdings, Inc	16,675
908	*	Insulet Corp	50,013
472	*	Integer Holding Corp	24,143
966	*	Integra LifeSciences Holdings Corp	48,764
579	*	Intuitive Surgical, Inc	605,565
463	e	Invacare Corp	7,292
211	*	iRhythm Technologies, Inc	10,947
629	*	K2M Group Holdings, Inc	13,341
1,388		Kindred Healthcare, Inc	9,438
1,592	*	Laboratory Corp of America Holdings	240,344
141		Landauer, Inc	9,489
393	*	Lantheus Holdings, Inc	6,995
236		LeMaitre Vascular, Inc	8,831
232	*	LHC Group, Inc	16,453
582	*	LifePoint Hospitals, Inc	33,698
755	*	LivaNova plc	52,895

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

426	*	Magellan Health Services, Inc	$36,764
699	*	Masimo Corp	60,505
3,381		McKesson Corp	519,355
877	*	Medidata Solutions, Inc	68,459
1,425	*	MEDNAX, Inc	61,446
21,716		Medtronic plc	1,688,853
646		Meridian Bioscience, Inc	9,238
759	*	Merit Medical Systems, Inc	32,144
678	*	Molina Healthcare, Inc	46,619
274	*	NantHealth, Inc	1,129
173		National Healthcare Corp	10,825
133		National Research Corp	5,014
500	*	Natus Medical, Inc	18,750
585	*	Neogen Corp	45,314
430	*	Nevro Corp	39,078
893	*	Novocure Ltd	17,726
791	*	NuVasive, Inc	43,869
1,011	*	NxStage Medical, Inc	27,904
144	*	Obalon Therapeutics, Inc	1,372
575	*	Omnicell, Inc	29,354
873	*	OraSure Technologies, Inc	19,642
267	*	Orthofix International NV	12,616
942		Owens & Minor, Inc	27,506
346	*	Oxford Immunotec Global plc	5,813
1,530		Patterson Cos, Inc	59,135
456	*	Penumbra, Inc	41,177
113	*	PetIQ, Inc	3,060
435	*	PharMerica Corp	12,746
800	*	Premier, Inc	26,056
199	*	Providence Service Corp	10,762
145	*,e	Pulse Biosciences, Inc	2,698
818	*	Quality Systems, Inc	12,867
2,140		Quest Diagnostics, Inc	200,390
429	*	Quidel Corp	18,816
391	*	Quotient Ltd	1,928
1,555	*	R1 RCM, Inc	5,769
576	*	RadNet, Inc	6,653
2,182		Resmed, Inc	167,927
726	*,e	Rockwell Medical, Inc	6,215
837	*	RTI Biologics, Inc	3,808
1,678	*	Select Medical Holdings Corp	32,218
220	*,e	Sientra, Inc	3,388
166		Simulations Plus, Inc	2,573
646	*	Staar Surgical Co	8,043
1,308		STERIS plc	115,627
5,404		Stryker Corp	767,476
278	*,e	Surgery Partners, Inc	2,877
300	*	SurModics, Inc	9,300
141	*	Tabula Rasa HealthCare, Inc	3,770
147	*	Tactile Systems Technology, Inc	4,550
836	*,e	Teladoc, Inc	27,713
704		Teleflex, Inc	170,347
1,253	*,e	Tenet Healthcare Corp	20,587

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

569	*	Tivity Health, Inc	$23,215
360	*	Triple-S Management Corp (Class B)	8,525
15,163		UnitedHealth Group, Inc	2,969,674
1,403		Universal Health Services, Inc (Class B)	155,649
187		US Physical Therapy, Inc	11,491
49		Utah Medical Products, Inc	3,604
587	*	Varex Imaging Corp	19,864
1,468	*	Varian Medical Systems, Inc	146,888
1,677	*	Veeva Systems, Inc	94,600
427	*,e	ViewRay, Inc	2,460
249	*,e	Viveve Medical, Inc	1,305
433	*	Vocera Communications, Inc	13,583
683	*	WellCare Health Plans, Inc	117,298
1,147		West Pharmaceutical Services, Inc	110,410
1,633	*	Wright Medical Group NV	42,246
3,212		Zimmer Holdings, Inc	376,093

		TOTAL HEALTH CARE EQUIPMENT & SERVICES	22,454,960

HOUSEHOLD & PERSONAL PRODUCTS - 1.6%
160	*	Central Garden & Pet Co	6,214
580	*	Central Garden and Pet Co (Class A)	21,570
3,896		Church & Dwight Co, Inc	188,761
2,093		Clorox Co	276,088
13,607		Colgate-Palmolive Co	991,270
7,842		Coty, Inc	129,628
893	*	Edgewell Personal Care Co	64,984
326	*,e	elf Beauty, Inc	7,351
957		Energizer Holdings, Inc	44,070
3,397		Estee Lauder Cos (Class A)	366,333
1,075	*,e	Herbalife Ltd	72,917
1,858	*	HRG Group, Inc	29,003
253		Inter Parfums, Inc	10,436
5,633		Kimberly-Clark Corp	662,891
160		Medifast, Inc	9,499
111		Natural Health Trends Corp	2,653
140		Nature’s Sunshine Products, Inc	1,421
804		Nu Skin Enterprises, Inc (Class A)	49,430
80		Oil-Dri Corp of America	3,914
108	e	Orchids Paper Products Co	1,521
40,482		Procter & Gamble Co	3,683,052
185	*,e	Revlon, Inc (Class A)	4,542
381		Spectrum Brands, Inc	40,356
180	*	USANA Health Sciences, Inc	10,386
215		WD-40 Co	24,059

		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	6,702,349

INSURANCE - 4.3%
6,090		Aflac, Inc	495,665
232	*	Alleghany Corp	128,530
5,707		Allstate Corp	524,530
699	*	AMBAC Financial Group, Inc	12,065
1,557		American Equity Investment Life Holding Co	45,278
1,100		American Financial Group, Inc	113,795

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

14,560		American International Group, Inc	$893,838
114		American National Insurance Co	13,461
299		Amerisafe, Inc	17,402
1,346	e	Amtrust Financial Services, Inc	18,117
4,084		Aon plc	596,672
2,016	*	Arch Capital Group Ltd	198,576
443		Argo Group International Holdings Ltd	27,244
2,914		Arthur J. Gallagher & Co	179,357
930		Aspen Insurance Holdings Ltd	37,572
856		Assurant, Inc	81,765
1,876		Assured Guaranty Ltd	70,819
1,698	*	Athene Holding Ltd	91,420
154	*	Atlas Financial Holdings, Inc	2,911
1,308		Axis Capital Holdings Ltd	74,961
144		Baldwin & Lyons, Inc (Class B)	3,247
30,428	*	Berkshire Hathaway, Inc (Class B)	5,578,061
99		Blue Capital Reinsurance Holdings Ltd	1,629
1,324	*	Brighthouse Financial, Inc	80,499
1,829		Brown & Brown, Inc	88,139
7,340		Chubb Ltd	1,046,317
2,548		Cincinnati Financial Corp	195,100
712	*,e	Citizens, Inc (Class A)	5,233
426		CNA Financial Corp	21,406
2,753		Conseco, Inc	64,255
300		Crawford & Co (Class B)	3,588
143		Donegal Group, Inc (Class A)	2,307
264	*	eHealth, Inc	6,307
124		EMC Insurance Group, Inc	3,491
488		Employers Holdings, Inc	22,180
175	*	Enstar Group Ltd	38,911
389		Erie Indemnity Co (Class A)	46,902
642		Everest Re Group Ltd	146,626
150		FBL Financial Group, Inc (Class A)	11,175
201		Federated National Holding Co	3,138
176	e	Fidelity & Guaranty Life	5,465
1,680		First American Financial Corp	83,950
4,270		FNF Group	202,654
7,696	*	Genworth Financial, Inc (Class A)	29,630
104	*	Global Indemnity Ltd	4,410
463	*	Greenlight Capital Re Ltd (Class A)	10,024
198	*	Hallmark Financial Services	2,299
664		Hanover Insurance Group, Inc	64,362
5,723		Hartford Financial Services Group, Inc	317,226
121		HCI Group, Inc	4,628
161	*,e	Health Insurance Innovations, Inc	2,334
362	e	Heritage Insurance Holdings, Inc	4,782
637		Horace Mann Educators Corp	25,066
90		Independence Holding Co	2,272
166		Infinity Property & Casualty Corp	15,637
23		Investors Title Co	4,119
269		James River Group Holdings Ltd	11,158
614		Kemper Corp	32,542
123		Kingstone Cos, Inc	2,005

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

213		Kinsale Capital Group, Inc	$9,195
3,506		Lincoln National Corp	257,621
4,460		Loews Corp	213,456
910		Maiden Holdings Ltd	7,234
224	*	Markel Corp	239,228
8,123		Marsh & McLennan Cos, Inc	680,789
2,003	*	MBIA, Inc	17,426
429		Mercury General Corp	24,320
14,565		Metlife, Inc	756,652
742		National General Holdings Corp	14,180
35		National Western Life Group, Inc	12,215
334		Navigators Group, Inc	19,489
158	*	NI Holdings, Inc	2,828
3,754		Old Republic International Corp	73,916
727		Primerica, Inc	59,287
4,174		Principal Financial Group	268,555
820		ProAssurance Corp	44,813
9,297		Progressive Corp	450,161
6,835		Prudential Financial, Inc	726,697
987		Reinsurance Group of America, Inc (Class A)	137,716
697		RenaissanceRe Holdings Ltd	94,193
600		RLI Corp	34,416
227		Safety Insurance Group, Inc	17,320
874		Selective Insurance Group, Inc	47,065
243		State Auto Financial Corp	6,374
436		State National Cos, Inc	9,152
351		Stewart Information Services Corp	13,254
1,151	*	Third Point Reinsurance Ltd	17,956
1,805		Torchmark Corp	144,562
4,428		Travelers Cos, Inc	542,519
342	*,e	Trupanion, Inc	9,032
338		United Fire & Casualty Co	15,487
255		United Insurance Holdings Corp	4,156
503		Universal Insurance Holdings, Inc	11,569
3,600		UnumProvident Corp	184,068
1,400		Validus Holdings Ltd	68,894
1,489		W.R. Berkley Corp	99,376
68		White Mountains Insurance Group Ltd	58,276
2,005		Willis Towers Watson plc	309,231
3,992		XL Group Ltd	157,484

		TOTAL INSURANCE	17,677,214

MATERIALS - 3.4%
450		A. Schulman, Inc	15,368
324	e	Advanced Emissions Solutions, Inc	3,554
461	*	AdvanSix, Inc	18,325
332	*	AgroFresh Solutions, Inc	2,334
3,410		Air Products & Chemicals, Inc	515,660
4,668	*	AK Steel Holding Corp	26,094
1,726		Albemarle Corp	235,271
2,897		Alcoa Corp	135,058
1,671	e	Allegheny Technologies, Inc	39,937
429		American Vanguard Corp	9,824

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

819		Ampco-Pittsburgh Corp	$14,251
959		Aptargroup, Inc	82,771
271		Ardagh Group S.A.	5,802
943		Ashland Global Holdings, Inc	61,663
1,380		Avery Dennison Corp	135,709
3,259	*	Axalta Coating Systems Ltd	94,250
485		Balchem Corp	39,426
5,384		Ball Corp	222,359
1,456		Bemis Co, Inc	66,350
2,023	*	Berry Plastics Group, Inc	114,603
597	*	Boise Cascade Co	20,835
953		Cabot Corp	53,177
789		Calgon Carbon Corp	16,885
723		Carpenter Technology Corp	34,726
2,181		Celanese Corp (Series A)	227,413
831	*	Century Aluminum Co	13,778
3,654		CF Industries Holdings, Inc	128,475
111		Chase Corp	12,365
2,888		Chemours Co	146,162
261	*	Clearwater Paper Corp	12,854
4,603	*	Cleveland-Cliffs, Inc	32,911
646	*	Codexis, Inc	4,296
2,861	*	Coeur Mining, Inc	26,293
1,801		Commercial Metals Co	34,273
532	e	Compass Minerals International, Inc	34,527
116		Core Molding Technologies, Inc	2,545
2,216	*	Crown Holdings, Inc	132,340
163		Deltic Timber Corp	14,414
976		Domtar Corp	42,349
36,883		DowDuPont, Inc	2,553,410
735		Eagle Materials, Inc	78,425
2,284		Eastman Chemical Co	206,679
4,053		Ecolab, Inc	521,256
1,255	*	Ferro Corp	27,987
1,000	*,m	Ferroglobe plc	0
835	*	Flotek Industries, Inc	3,883
2,122		FMC Corp	189,516
21,225	*	Freeport-McMoRan Copper & Gold, Inc (Class B)	297,999
400		FutureFuel Corp	6,296
1,119	*	GCP Applied Technologies, Inc	34,353
816	*	Gold Resource Corp	3,060
4,828		Graphic Packaging Holding Co	67,351
87		Greif, Inc	5,590
395		Greif, Inc (Class A)	23,123
784		H.B. Fuller Co	45,519
54	*	Handy & Harman Ltd	1,758
142		Hawkins, Inc	5,794
193		Haynes International, Inc	6,931
6,116		Hecla Mining Co	30,702
3,115		Huntsman Corp	85,413
658	*	Ingevity Corp	41,105
294		Innophos Holdings, Inc	14,462
373		Innospec, Inc	22,995

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

1,246		International Flavors & Fragrances, Inc	$178,066
6,447		International Paper Co	366,319
1,493	*	Intrepid Potash, Inc	6,510
261		Kaiser Aluminum Corp	26,920
1,754		Kapstone Paper and Packaging Corp	37,693
2,695	*	Klondex Mines Ltd	9,810
139		KMG Chemicals, Inc	7,628
315	*	Koppers Holdings, Inc	14,537
468	*	Kraton Polymers LLC	18,926
357		Kronos Worldwide, Inc	8,150
2,193	*	Louisiana-Pacific Corp	59,386
406	*,e	LSB Industries, Inc	3,224
5,334		LyondellBasell Industries AF S.C.A	528,333
982		Martin Marietta Materials, Inc	202,518
300		Materion Corp	12,945
541		Minerals Technologies, Inc	38,222
6,964		Monsanto Co	834,427
5,507		Mosaic Co	118,896
371		Myers Industries, Inc	7,772
257		Neenah Paper, Inc	21,986
116		NewMarket Corp	49,387
8,361		Newmont Mining Corp	313,621
4,936		Nucor Corp	276,613
2,530		Olin Corp	86,653
163		Olympic Steel, Inc	3,586
694	*	Omnova Solutions, Inc	7,599
2,478	*	Owens-Illinois, Inc	62,347
1,455		Packaging Corp of America	166,859
658		PH Glatfelter Co	12,798
3,394	*	Platform Specialty Products Corp	37,843
1,269		PolyOne Corp	50,798
4,122		PPG Industries, Inc	447,897
4,538		Praxair, Inc	634,140
201		Quaker Chemical Corp	29,738
657		Rayonier Advanced Materials, Inc	9,001
1,105		Reliance Steel & Aluminum Co	84,168
1,023		Royal Gold, Inc	88,019
2,208		RPM International, Inc	113,359
272*		Ryerson Holding Corp	2,951
421		Schnitzer Steel Industries, Inc (Class A)	11,851
438		Schweitzer-Mauduit International, Inc	18,159
716		Scotts Miracle-Gro Co (Class A)	69,695
3,196		Sealed Air Corp	136,533
694		Sensient Technologies Corp	53,382
1,308		Sherwin-Williams Co	468,316
1,161		Silgan Holdings, Inc	34,168
1,720		Sonoco Products Co	86,774
1,302	e	Southern Copper Corp (NY)	51,768
3,643		Steel Dynamics, Inc	125,574
302		Stepan Co	25,265
1,652	*	Summit Materials, Inc	52,914
1,010	*	SunCoke Energy, Inc	9,231
4,844		Tahoe Resources, Inc	25,528

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

717	*	TimkenSteel Corp	$11,831
322	*	Trecora Resources	4,283
394		Tredegar Corp	7,092
662		Trinseo S.A.	44,420
1,081		Tronox Ltd	22,809
97	*	UFP Technologies, Inc	2,726
30		United States Lime & Minerals, Inc	2,520
2,704	e	United States Steel Corp	69,385
238	*,e	US Concrete, Inc	18,159
592		Valhi, Inc	1,439
3,141		Valvoline, Inc	73,656
493	*	Verso Corp	2,509
2,053		Vulcan Materials Co	245,539
255		Warrior Met Coal, Inc	6,010
559		Westlake Chemical Corp	46,447
3,880		WestRock Co	220,112
702	*	Worthington Industries, Inc	32,292
1,067		WR Grace & Co	76,984

		TOTAL MATERIALS	14,139,850

MEDIA - 2.7%
855		AMC Entertainment Holdings, Inc	12,568
838	*	AMC Networks, Inc	48,998
76		Beasley Broadcasting Group, Inc	889
72		Cable One, Inc	51,993
5,583		CBS Corp (Class B)	323,814
1,847	*,e	Central European Media Enterprises Ltd (Class A) (NASDAQ)	7,480
3,023	*	Charter Communications, Inc	1,098,619
1,638		Cinemark Holdings, Inc	59,312
566		Clear Channel Outdoor Holdings, Inc (Class A)	2,632
74,648		Comcast Corp (Class A)	2,872,455
17	*	Daily Journal Corp	3,716
2,314	*	Discovery Communications, Inc (Class A)	49,265
3,280	*	Discovery Communications, Inc (Class C)	66,453
3,453	*	DISH Network Corp (Class A)	187,256
235		Emerald Expositions Events, Inc	5,461
427	e	Entercom Communications Corp (Class A)	4,889
1,005		Entravision Communications Corp (Class A)	5,728
454	*,e	Eros International plc	6,492
916	*	EW Scripps Co (Class A)	17,505
1,767		Gannett Co, Inc	15,903
667	*,e	Global Eagle Entertainment, Inc	2,281
966	*	Gray Television, Inc	15,166
248	*	Hemisphere Media Group, Inc	2,964
902	*	Imax Corp	20,430
6,575		Interpublic Group of Cos, Inc	136,694
693		John Wiley & Sons, Inc (Class A)	37,075
170	*	Liberty Braves Group (Class A)	4,313
525	*	Liberty Braves Group (Class C)	13,267
392	*	Liberty Broadband Corp (Class A)	36,919
1,723	*	Liberty Broadband Corp (Class C)	164,202
398	*,e	Liberty Media Group (Class A)	14,523
2,718	*	Liberty Media Group (Class C)	103,529

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

1,395	*	Liberty SiriusXM Group (Class A)	$58,450
2,800	*	Liberty SiriusXM Group (Class C)	117,236
786	*	Lions Gate Entertainment Corp (Class A)	26,292
1,548	*	Lions Gate Entertainment Corp (Class B)	49,211
2,021	*	Live Nation, Inc	88,015
200	*	Loral Space & Communications, Inc	9,900
289	*	Madison Square Garden Co	61,875
884		MDC Partners, Inc	9,724
597		Meredith Corp	33,133
934	*	MSG Networks, Inc	19,801
970		National CineMedia, Inc	6,771
804		New Media Investment Group, Inc	11,891
1,938		New York Times Co (Class A)	37,985
5,954		News Corp	78,950
1,884		News Corp (Class B)	25,717
706		Nexstar Broadcasting Group, Inc (Class A)	43,984
3,616		Omnicom Group, Inc	267,837
444	*	Reading International, Inc	6,980
1,716		Regal Entertainment Group (Class A)	27,456
51		Saga Communications, Inc	2,326
165		Salem Communications	1,089
438		Scholastic Corp	16,294
1,455		Scripps Networks Interactive (Class A)	124,970
1,071	e	Sinclair Broadcast Group, Inc (Class A)	34,326
23,066	e	Sirius XM Holdings, Inc	127,324
3,394		TEGNA, Inc	45,242
12,281		Time Warner, Inc	1,258,188
1,567		Time, Inc	21,154
99	*	Townsquare Media, Inc	990
1,130		Tribune Co	46,172
414	*	tronc, Inc	6,015
16,709		Twenty-First Century Fox, Inc	440,783
6,929		Twenty-First Century Fox, Inc (Class B)	178,699
150	e	Viacom, Inc	5,505
5,471		Viacom, Inc (Class B)	152,313
24,795		Walt Disney Co	2,444,043
341	*	WideOpenWest, Inc	5,142
583		World Wrestling Entertainment, Inc (Class A)	13,730

		TOTAL MEDIA	11,298,304

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 8.4%
25,247		AbbVie, Inc	2,243,448
404	*,e	Abeona Therapeutics, Inc	6,888
1,514	*	Acadia Pharmaceuticals, Inc	57,032
406	*,e	Accelerate Diagnostics, Inc	9,115
492	*	Acceleron Pharma, Inc	18,361
459	*,e	Achaogen, Inc	7,321
1,810	*	Achillion Pharmaceuticals, Inc	8,127
319	*	Aclaris Therapeutics, Inc	8,233
662	*	Acorda Therapeutics, Inc	15,656
265	*,e	Adamas Pharmaceuticals, Inc	5,610
638	*	Aduro Biotech, Inc	6,795
525	*,e	Advaxis, Inc	2,195

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

481	*	Aerie Pharmaceuticals, Inc	$23,377
1,104	*	Agenus, Inc	4,869
5,213		Agilent Technologies, Inc	334,675
653	*	Agios Pharmaceuticals, Inc	43,588
554	*	Aimmune Therapeutics, Inc	13,734
239	*,e	Akcea Therapeutics, Inc	6,613
576	*	Akebia Therapeutics, Inc	11,330
1,397	*	Akorn, Inc	46,366
713	*	Alder Biopharmaceuticals, Inc	8,734
3,495	*	Alexion Pharmaceuticals, Inc	490,314
2,380	*	Alkermes plc	120,999
5,314		Allergan plc	1,089,104
1,176	*	Alnylam Pharmaceuticals, Inc	138,168
533	*	AMAG Pharmaceuticals, Inc	9,834
11,679		Amgen, Inc	2,177,550
2,237	*	Amicus Therapeutics, Inc	33,734
552	*	Amphastar Pharmaceuticals, Inc	9,864
82	*	AnaptysBio, Inc	2,866
587	*,e	Anavex Life Sciences Corp	2,430
121	*	ANI Pharmaceuticals, Inc	6,351
626	*	Aratana Therapeutics, Inc	3,837
510	*	Ardelyx, Inc	2,856
502	*	Arena Pharmaceuticals, Inc	12,801
2,784	*	Array Biopharma, Inc	34,243
216	*	Assembly Biosciences, Inc	7,543
356	*	Asterias Biotherapeutics, Inc	1,210
361	*	Atara Biotherapeutics, Inc	5,975
1,583	*,e	Athersys, Inc	3,261
231	*	Audentes Therapeutics, Inc	6,470
330	*	Avexis, Inc	31,921
454	*,e	Axovant Sciences Ltd	3,124
419	*,e	Bellicum Pharmaceuticals, Inc	4,839
1,257	*	BioCryst Pharmaceuticals, Inc	6,587
3,383	*	Biogen Idec, Inc	1,059,285
155	*	Biohaven Pharmaceutical Holding Co Ltd	5,794
2,842	*	BioMarin Pharmaceutical, Inc	264,505
327	*	Bio-Rad Laboratories, Inc (Class A)	72,666
89	*	Biospecifics Technologies Corp	4,140
578		Bio-Techne Corp	69,874
1,211	*,e	BioTime, Inc	3,439
1,696	*	Bioverativ, Inc	96,791
740	*	Bluebird Bio, Inc	101,639
607	*	Blueprint Medicines Corp	42,290
26,090		Bristol-Myers Squibb Co	1,662,977
1,641		Bruker BioSciences Corp	48,820
470	*	Calithera Biosciences, Inc	7,403
127	*,e	Calyxt, Inc	3,110
504	*	Cambrex Corp	27,720
425	*,e	Cara Therapeutics Inc	5,818
567	*	Cascadian Therapeutics, Inc	2,319
1,934	*	Catalent, Inc	77,205
1,095	*	Catalyst Pharmaceuticals, Inc	2,759
12,280	*	Celgene Corp	1,790,670

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

1,954	*	Celldex Therapeutics, Inc	$5,588
640	*	Cempra, Inc	2,080
728	*	Charles River Laboratories International, Inc	78,639
402	*	ChemoCentryx, Inc	2,983
913	*	Chimerix, Inc	4,793
315	*	Clearside Biomedical, Inc	2,753
616	*	Clovis Oncology, Inc	50,758
601	*	Coherus Biosciences, Inc	8,023
351	*	Collegium Pharmaceutical, Inc	3,682
402	*,e	Conatus Pharmaceuticals, Inc	2,207
271	*	Concert Pharmaceuticals Inc	3,997
708	*	Corbus Pharmaceuticals Holdings, Inc	5,062
1,401	*	Corcept Therapeutics, Inc	27,039
330	*,e	Corium International, Inc	3,656
145	*	Corvus Pharmaceuticals, Inc	2,311
1,644	*	Curis, Inc	2,450
639	*	Cytokinetics, Inc	9,266
459	*	CytomX Therapeutics, Inc	8,340
928	*	Depomed, Inc	5,373
587	*	Dermira, Inc	15,849
80	*,e	Dova Pharmaceuticals, Inc	1,942
2,198	*	Durect Corp	3,891
760	*	Dynavax Technologies Corp	16,340
122	*,e	Eagle Pharmaceuticals, Inc	7,276
312	*	Edge Therapeutics, Inc	3,348
524	*,e	Editas Medicine, Inc	12,581
15,565		Eli Lilly & Co	1,331,430
516	*	Emergent Biosolutions, Inc	20,872
232	*	Enanta Pharmaceuticals, Inc	10,858
3,476	*	Endo International plc	29,772
623	*	Enzo Biochem, Inc	6,523
620	*	Epizyme, Inc	11,811
230	*	Esperion Thereapeutics, Inc	11,528
1,712	*	Exact Sciences Corp	80,669
4,510	*	Exelixis, Inc	109,277
531	*	Fate Therapeutics, Inc	2,103
919	*	FibroGen, Inc	49,442
428	*	Five Prime Therapeutics, Inc	17,510
438	*,e	Flexion Therapeutics Inc	10,591
337	*	Fluidigm Corp	1,699
519	*,e	Fortress Biotech, Inc	2,294
227	*,e	Foundation Medicine, Inc	9,125
123	*	G1 Therapeutics, Inc	3,062
445	*,e	Genocea Biosciences Inc	650
303	*	Genomic Health, Inc	9,723
2,277	*,e	Geron Corp	4,964
20,622		Gilead Sciences, Inc	1,670,794
570	*	Global Blood Therapeutics, Inc	17,699
1,685	*	Halozyme Therapeutics, Inc	29,268
697	*,e	Heron Therapeutics, Inc	11,257
2,514	*	Horizon Pharma plc	31,878
1,665	*,e	Idera Pharmaceuticals, Inc	3,713
771	*	Ignyta, Inc	9,522

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

2,341	*	Illumina, Inc	$466,327
247	*,e	Immune Design Corp	2,556
1,327	*	Immunogen, Inc	10,152
1,579	*,e	Immunomedics, Inc	22,074
1,124	*	Impax Laboratories, Inc	22,817
839	*	INC Research Holdings, Inc	43,880
2,712	*	Incyte Corp	316,599
1,186	*	Innoviva, Inc	16,746
1,045	*,e	Inovio Pharmaceuticals, Inc	6,625
964	*	Insmed, Inc	30,086
340	*,e	Insys Therapeutics, Inc	3,019
232	*,e	Intellia Therapeutics, Inc	5,765
279	*,e	Intercept Pharmaceuticals, Inc	16,193
388	*	Intersect ENT, Inc	12,086
527	*	Intra-Cellular Therapies, Inc	8,316
861	*,e	Intrexon Corp	16,368
587	*	Invitae Corp	5,500
1,935	*	Ionis Pharmaceuticals, Inc	98,105
846	*	Iovance Biotherapeutics, Inc	6,557
2,083	*	Ironwood Pharmaceuticals, Inc	32,849
42,721		Johnson & Johnson	5,554,157
97	*,e	Jounce Therapeutics, Inc	1,511
995	*	Juno Therapeutics, Inc	44,636
127	*	Kala Pharmaceuticals, Inc	2,901
499	*	Karyopharm Therapeutics, Inc	5,479
1,346	*,e	Keryx Biopharmaceuticals, Inc	9,557
337	*	Kindred Biosciences Inc	2,645
759	*	Kite Pharma, Inc	136,476
217	*	Kura Oncology, Inc	3,244
268	*,e	La Jolla Pharmaceutical Co	9,321
429	*,e	Lannett Co, Inc	7,915
657	*,e	Lexicon Pharmaceuticals, Inc	8,075
305	*,e	Ligand Pharmaceuticals, Inc (Class B)	41,526
311	*	Loxo Oncology, Inc	28,649
628		Luminex Corp	12,767
515	*	MacroGenics, Inc	9,517
60	*	Madrigal Pharmaceuticals, Inc	2,699
1,553	*	Mallinckrodt plc	58,036
873	*,e	Matinas BioPharma Holdings, Inc	1,152
1,076	*	Medicines Co	39,855
458	*,e	MediciNova, Inc	2,917
111	*	Medpace Holdings, Inc	3,541
43,400		Merck & Co, Inc	2,778,902
187	e	Merrimack Pharmaceuticals, Inc	2,719
396	*	Mettler-Toledo International, Inc	247,959
1,570	*,e	MiMedx Group, Inc	18,652
408	*	Minerva Neurosciences, Inc	3,101
216	*	Miragen Therapeutics, Inc	1,976
1,150	*	Momenta Pharmaceuticals, Inc	21,275
8,545	*	Mylan NV	268,057
257	*	MyoKardia, Inc	11,012
1,032	*	Myriad Genetics, Inc	37,338
276	*	NanoString Technologies, Inc	4,460

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

479	*	NantKwest, Inc	$2,625
482	*	Natera, Inc	6,213
2,309	*	Nektar Therapeutics	55,416
820	*	NeoGenomics, Inc	9,127
297	*,e	Neos Therapeutics, Inc	2,718
1,369	*	Neurocrine Biosciences, Inc	83,892
298	*,e	NewLink Genetics Corp	3,034
4,132	*,e	Novavax, Inc	4,711
236	*	Novelion Therapeutics, Inc	1,659
416	*	Nymox Pharmaceutical Corp	1,589
362	*	Ocular Therapeutix, Inc	2,237
652	*,e	Omeros Corp	14,096
5,196	*,e	Opko Health, Inc	35,645
1,615	*,e	Organovo Holdings, Inc	3,585
444	*	Otonomy, Inc	1,443
93	*	Ovid therapeutics, Inc	797
1,315	*	Pacific Biosciences of California, Inc	6,904
609	*	Pacira Pharmaceuticals, Inc	22,868
374	*	Paratek Pharmaceuticals, Inc	9,387
782	*	Parexel International Corp	68,879
2,346	*	PDL BioPharma, Inc	7,953
1,714		PerkinElmer, Inc	118,215
2,028		Perrigo Co plc	171,670
93,693		Pfizer, Inc	3,344,840
293		Phibro Animal Health Corp	10,856
529	*	Pieris Pharmaceuticals, Inc	3,047
771	*	Portola Pharmaceuticals, Inc	41,657
585	*	PRA Health Sciences, Inc	44,559
817	*	Prestige Brands Holdings, Inc	40,924
1,110	*	Progenics Pharmaceuticals, Inc	8,170
135	*,e	Protagonist Therapeutics, Inc	2,385
594	*,e	Prothena Corp plc	38,473
511	*	PTC Therapeutics, Inc	10,225
453	*	Puma Biotechnology, Inc	54,247
3,585		QIAGEN NV	112,928
1,982	*	Quintiles Transnational Holdings, Inc	188,429
177	*	Ra Pharmaceuticals, Inc	2,584
582	*,e	Radius Health, Inc	22,436
137	*,e	Reata Pharmaceuticals, Inc	4,261
183	*,e	Recro Pharma, Inc	1,643
1,247	*	Regeneron Pharmaceuticals, Inc	557,559
425	*	REGENXBIO, Inc	14,004
526	*	Repligen Corp	20,156
594	*	Retrophin, Inc	14,785
352	*	Revance Therapeutics, Inc	9,698
1,863	*	Rigel Pharmaceuticals, Inc	4,732
537	*	Sage Therapeutics, Inc	33,455
1,110	*	Sangamo Biosciences, Inc	16,650
821	*	Sarepta Therapeutics, Inc	37,241
780	*	Sciclone Pharmaceuticals, Inc	8,736
1,513	*	Seattle Genetics, Inc	82,322
190	*	Selecta Biosciences, Inc	3,468
309	*,e	Seres Therapeutics, Inc	4,956

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

359	*	Spark Therapeutics, Inc	$32,008
1,209	*	Spectrum Pharmaceuticals, Inc	17,011
334	*	Stemline Therapeutics, Inc	3,707
323	*	Strongbridge Biopharma plc	2,229
357	*,e	Sucampo Pharmaceuticals, Inc (Class A)	4,213
725	*	Supernus Pharmaceuticals, Inc	29,000
152	*	Syndax Pharmaceuticals, Inc	1,778
3,537	*,e	Synergy Pharmaceuticals, Inc	10,257
204	*	Syros Pharmaceuticals, Inc	3,003
648	*,e	Teligent, Inc	4,348
579	*	TESARO, Inc	74,749
573	*	Tetraphase Pharmaceuticals, Inc	3,919
748	*,e	TG Therapeutics, Inc	8,864
2,459	*,e	TherapeuticsMD, Inc	13,008
661	*,e	Theravance Biopharma, Inc	22,633
6,297		Thermo Fisher Scientific, Inc	1,191,392
145	*,m	Tobira Therapeutics, Inc	9
133	*	Tocagen, Inc	1,657
667	*	Trevena, Inc	1,701
618	*	Ultragenyx Pharmaceutical, Inc	32,915
696	*	United Therapeutics Corp	81,564
677	*	Vanda Pharmaceuticals, Inc	12,118
374	*,e	VBI Vaccines, Inc	1,440
353	*	Veracyte, Inc	3,096
516	*	Versartis, Inc	1,264
3,956	*	Vertex Pharmaceuticals, Inc	601,470
180	*	Voyager Therapeutics, Inc	3,706
308	*	vTv Therapeutics, Inc	1,842
1,318	*	VWR Corp	43,639
1,191	*	Waters Corp	213,808
192	*,e	WaVe Life Sciences Pte Ltd	4,176
233	*,e	XBiotech, Inc	1,018
584	*	Xencor Inc	13,385
2,053	*,e	ZIOPHARM Oncology, Inc	12,605
7,866		Zoetis, Inc	501,536
376	*	Zogenix, Inc	13,179
172	*,e	Zynerba Pharmaceuticals, Inc	1,438

		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	35,093,854

REAL ESTATE - 3.9%
1,300		Acadia Realty Trust	37,206
353		Agree Realty Corp	17,325
719		Alexander & Baldwin, Inc	33,311
33		Alexander’s, Inc	13,995
1,449		Alexandria Real Estate Equities, Inc	172,388
196	*,e	Altisource Portfolio Solutions S.A.	5,071
766		Altisource Residential Corp	8,510
714		American Assets Trust,Inc	28,396
2,096		American Campus Communities, Inc	92,538
3,546		American Homes 4 Rent	76,984
6,725		American Tower Corp	919,173
2,440		Apartment Investment & Management Co (Class A)	107,018
3,292		Apple Hospitality REIT, Inc	62,252

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

694		Armada Hoffler Properties, Inc	$9,584
403		Ashford Hospitality Prime, Inc	3,828
1,645		Ashford Hospitality Trust, Inc	10,972
179	*	AV Homes, Inc	3,070
2,157		AvalonBay Communities, Inc	384,852
364		Bluerock Residential Growth REIT, Inc	4,026
2,402		Boston Properties, Inc	295,158
2,649		Brandywine Realty Trust	46,331
4,778		Brixmor Property Group, Inc	89,826
1,350		Camden Property Trust	123,457
1,679		CareTrust REIT, Inc	31,968
568		CatchMark Timber Trust Inc	7,162
2,597		CBL & Associates Properties, Inc	21,789
4,596	*	CBRE Group, Inc	174,096
1,224		Cedar Realty Trust, Inc	6,879
572		Chatham Lodging Trust	12,195
909		Chesapeake Lodging Trust	24,516
471		City Office REIT, Inc	6,486
226		Clipper Realty, Inc	2,420
8,422		Colony NorthStar, Inc	105,780
1,903		Columbia Property Trust, Inc	41,428
199		Community Healthcare Trust, Inc	5,365
74		Consolidated-Tomoka Land Co	4,445
1,864		CoreCivic, Inc	49,899
185		CorEnergy Infrastructure Trust, Inc	6,540
582		Coresite Realty	65,126
1,557		Corporate Office Properties Trust	51,116
6,513		Cousins Properties, Inc	60,831
6,390		Crown Castle International Corp	638,872
3,228		CubeSmart	83,799
1,354		CyrusOne, Inc	79,791
1,441		DCT Industrial Trust, Inc	83,463
4,843		DDR Corp	44,362
3,453		DiamondRock Hospitality Co	37,810
3,222		Digital Realty Trust, Inc	381,259
2,266		Douglas Emmett, Inc	89,326
5,730		Duke Realty Corp	165,139
587		Easterly Government Properties, Inc	12,133
515		EastGroup Properties, Inc	45,382
1,148		Education Realty Trust, Inc	41,248
2,070		Empire State Realty Trust, Inc	42,518
976		Entertainment Properties Trust	68,066
1,235		Equinix, Inc	551,180
2,199	*	Equity Commonwealth	66,850
1,360		Equity Lifestyle Properties, Inc	115,709
5,586		Equity Residential	368,285
1,023		Essex Property Trust, Inc	259,873
1,905		Extra Space Storage, Inc	152,248
482		Farmland Partners, Inc	4,357
1,127		Federal Realty Investment Trust	139,985
1,811		First Industrial Realty Trust, Inc	54,493
906		First Potomac Realty Trust	10,093
3,533		Forest City Realty Trust, Inc	90,127

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

651	*,m	Forestar Group, Inc	$11,555
838		Four Corners Property Trust, Inc	20,883
1,621		Franklin Street Properties Corp	17,215
102	*	FRP Holdings, Inc	4,615
3,155		Gaming and Leisure Properties, Inc	116,388
1,959		Geo Group, Inc	52,697
426		Getty Realty Corp	12,188
9,650		GGP, Inc	200,430
475		Gladstone Commercial Corp	10,578
244		Global Medical REIT, Inc	2,191
1,165	*	Global Net Lease, Inc	25,502
1,628		Government Properties Income Trust	30,558
2,256		Gramercy Property Trust	68,244
7,353		HCP, Inc	204,634
1,899		Healthcare Realty Trust, Inc	61,414
3,069		Healthcare Trust of America, Inc	91,456
697		Hersha Hospitality Trust	13,013
578		HFF, Inc (Class A)	22,866
1,490		Highwoods Properties, Inc	77,614
2,629		Hospitality Properties Trust	74,900
11,436		Host Marriott Corp	211,452
579	*	Howard Hughes Corp	68,281
2,438		Hudson Pacific Properties	81,746
1,062		Independence Realty Trust, Inc	10,801
1,924		Investors Real Estate Trust	11,756
1,370		Invitation Homes, Inc	31,031
4,103		Iron Mountain, Inc	159,607
1,070	*	iStar Financial, Inc	12,626
1,334	*	JBG SMITH Properties	45,636
145		Jernigan Capital, Inc	2,980
704		Jones Lang LaSalle, Inc	86,944
1,291		Kennedy-Wilson Holdings, Inc	23,948
1,527		Kilroy Realty Corp	108,600
6,452		Kimco Realty Corp	126,137
1,264		Kite Realty Group Trust	25,596
1,299		Lamar Advertising Co	89,020
2,093		LaSalle Hotel Properties	60,739
3,541		Lexington Realty Trust	36,189
2,305		Liberty Property Trust	94,643
715		Life Storage, Inc	58,494
612		LTC Properties, Inc	28,752
2,145		Macerich Co	117,911
1,437		Mack-Cali Realty Corp	34,071
406	*	Marcus & Millichap, Inc	10,958
98	*	Maui Land & Pineapple Co, Inc	1,367
453		MedEquities Realty Trust, Inc	5,323
6,177		Medical Properties Trust, Inc	81,104
1,748		Mid-America Apartment Communities, Inc	186,826
1,089		Monmouth Real Estate Investment Corp (Class A)	17,631
700		National Health Investors, Inc	54,103
2,352		National Retail Properties, Inc	97,984
730		National Storage Affiliates Trust	17,695
1,266		New Senior Investment Group, Inc	11,584

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

280		NexPoint Residential Trust, Inc	$6,644
892		NorthStar Realty Europe Corp	11,427
2,933		Omega Healthcare Investors, Inc	93,592
251		One Liberty Properties, Inc	6,114
2,153		Outfront Media, Inc	54,213
3,099		Paramount Group, Inc	49,584
2,017		Park Hotels & Resorts, Inc	55,589
663		Parkway, Inc	15,269
1,101		Pebblebrook Hotel Trust	39,790
1,134		Pennsylvania REIT	11,896
2,932		Physicians Realty Trust	51,984
2,219		Piedmont Office Realty Trust, Inc	44,735
651		Potlatch Corp	33,201
467		Preferred Apartment Communities, Inc	8,817
8,253		Prologis, Inc	523,735
358		PS Business Parks, Inc	47,793
2,366		Public Storage, Inc	506,300
754		QTS Realty Trust, Inc	39,479
1,587	*	Quality Care Properties, Inc	24,599
1,201		Ramco-Gershenson Properties	15,625
2,010		Rayonier, Inc	58,069
349		Re/Max Holdings, Inc	22,179
2,208		Realogy Holdings Corp	72,754
4,275		Realty Income Corp	244,487
155	*,e	Redfin Corp	3,889
2,330		Regency Centers Corp	144,553
1,675		Retail Opportunities Investment Corp	31,842
3,851		Retail Properties of America, Inc	50,564
1,026		Rexford Industrial Realty, Inc	29,364
2,670		RLJ Lodging Trust	58,740
148		RMR Group, Inc	7,600
778		Ryman Hospitality Properties	48,617
2,446		Sabra Healthcare REIT, Inc	53,665
172		Safety Income and Growth, Inc	3,206
177		Saul Centers, Inc	10,958
1,896	*	SBA Communications Corp	273,119
968		Select Income REIT	22,671
3,633		Senior Housing Properties Trust	71,025
458		Seritage Growth Properties	21,100
4,870		Simon Property Group, Inc	784,119
1,551		SL Green Realty Corp	157,147
7,580		Spirit Realty Capital, Inc	64,961
831	*	St. Joe Co	15,664
1,388		STAG Industrial, Inc	38,128
1,571		Starwood Waypoint Homes	57,137
2,666		STORE Capital Corp	66,303
93		Stratus Properties, Inc	2,818
2,137		Summit Hotel Properties, Inc	34,171
1,091		Sun Communities, Inc	93,477
3,681		Sunstone Hotel Investors, Inc	59,154
1,459		Tanger Factory Outlet Centers, Inc	35,629
931		Taubman Centers, Inc	46,271
224	*	Tejon Ranch Co	4,726

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

762		Terreno Realty Corp	$27,569
721		Tier REIT, Inc	13,915
30	*	Transcontinental Realty Investors, Inc	816
568	*	Trinity Place Holdings, Inc	3,987
4,118		UDR, Inc	156,608
435		UMH Properties, Inc	6,764
2,586		Uniti Group, Inc	37,911
198		Universal Health Realty Income Trust	14,947
1,414		Urban Edge Properties	34,106
465		Urstadt Biddle Properties, Inc (Class A)	10,091
5,532		Ventas, Inc	360,299
15,295		VEREIT, Inc	126,796
2,668		Vornado Realty Trust	205,116
3,960		Washington Prime Group, Inc	32,987
1,207		Washington REIT	39,541
1,872		Weingarten Realty Investors	59,417
5,855		Welltower, Inc	411,489
11,653		Weyerhaeuser Co	396,552
550		Whitestone REIT	7,178
1,596		WP Carey, Inc	107,554
1,682		Xenia Hotels & Resorts, Inc	35,406

		TOTAL REAL ESTATE	16,397,698

RETAILING - 4.8%
426	*	1-800-FLOWERS.COM, Inc (Class A)	4,196
999		Aaron’s, Inc	43,586
1,074		Abercrombie & Fitch Co (Class A)	15,509
1,104		Advance Auto Parts, Inc	109,517
6,297	*	Amazon.com, Inc	6,053,621
2,547		American Eagle Outfitters, Inc	36,422
122	*	America’s Car-Mart, Inc	5,017
305	*	Asbury Automotive Group, Inc	18,635
88	*,e	At Home Group, Inc	2,010
1,001	*,e	Autonation, Inc	47,507
456	*	AutoZone, Inc	271,370
603	*	Barnes & Noble Education, Inc	3,926
965		Barnes & Noble, Inc	7,334
2,179		Bed Bath & Beyond, Inc	51,141
4,134		Best Buy Co, Inc	235,473
334	e	Big 5 Sporting Goods Corp	2,555
744		Big Lots, Inc	39,856
193	*	Boot Barn Holdings, Inc	1,718
1,038		Buckle, Inc	17,490
165	*	Build-A-Bear Workshop, Inc	1,510
1,083	*	Burlington Stores, Inc	103,383
639		Caleres, Inc	19,502
208		Camping World Holdings, Inc	8,474
2,903	*	Carmax, Inc	220,076
230	*,e	Carvana Co	3,376
368		Cato Corp (Class A)	4,869
2,056		Chico’s FAS, Inc	18,401
288		Children’s Place Retail Stores, Inc	34,027
243		Citi Trends, Inc	4,828

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

291	*	Conn’s, Inc	$8,192
231	*,e	Container Store Group, Inc	972
680		Core-Mark Holding Co, Inc	21,855
1,351		Dick’s Sporting Goods, Inc	36,491
236	e	Dillard’s, Inc (Class A)	13,233
4,311		Dollar General Corp	349,407
3,666	*	Dollar Tree, Inc	318,282
1,032		DSW, Inc (Class A)	22,167
144	*,e	Duluth Holdings, Inc	2,922
1,964		Expedia, Inc	282,698
1,208	*	Express Parent LLC	8,166
608		Finish Line, Inc (Class A)	7,314
839	*	Five Below, Inc	46,044
162	*	Floor & Decor Holdings, Inc	6,307
2,044		Foot Locker, Inc	71,990
616	*	Francesca’s Holdings Corp	4,534
551	e	Fred’s, Inc (Class A)	3,548
254	*	FTD Cos, Inc	3,312
142	*	Gaia, Inc	1,704
1,573		GameStop Corp (Class A)	32,498
3,661		Gap, Inc	108,109
313	*	Genesco, Inc	8,326
2,250		Genuine Parts Co	215,212
1,054		GNC Holdings, Inc	9,317
324		Group 1 Automotive, Inc	23,477
5,389	*	Groupon, Inc	28,023
904		Guess?, Inc	15,395
286		Haverty Furniture Cos, Inc	7,479
323	*,e	Hibbett Sports, Inc	4,603
19,042		Home Depot, Inc	3,114,509
475		HSN, Inc	18,549
185	*,e	J. Jill, Inc	2,015
6,812	*,e	JC Penney Co, Inc	25,954
247	*	Kirkland’s, Inc	2,823
2,690		Kohl’s Corp	122,798
3,738		L Brands, Inc	155,538
221	*	Lands’ End, Inc	2,917
837	*	Liberty Expedia Holdings, Inc	44,453
6,458	*	Liberty Interactive Corp	152,215
1,108	*	Liberty TripAdvisor Holdings, Inc	13,684
1,244	*	Liberty Ventures	71,592
367		Lithia Motors, Inc (Class A)	44,154
4,825	*	LKQ Corp	173,652
13,374		Lowe’s Companies, Inc	1,069,118
442	*	Lumber Liquidators, Inc	17,229
4,746		Macy’s, Inc	103,558
389	*	MarineMax, Inc	6,438
1,815	*	Michaels Cos, Inc	38,968
452		Monro Muffler, Inc	25,335
539	*	Murphy USA, Inc	37,191
6,484	*	NetFlix, Inc	1,175,873
1,826		Nordstrom, Inc	86,096
463		Nutri/System, Inc	25,882

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

7,986		Office Depot, Inc	$36,256
750	*	Ollie’s Bargain Outlet Holdings, Inc	34,800
1,400	*	O’Reilly Automotive, Inc	301,518
263	*	Overstock.com, Inc	7,811
419	*	Party City Holdco, Inc	5,677
554		Penske Auto Group, Inc	26,354
306	e	PetMed Express, Inc	10,144
1,303		Pier 1 Imports, Inc	5,460
778	*	Priceline.com, Inc	1,424,378
699	e	Rent-A-Center, Inc	8,025
536	*	RH	37,692
6,011		Ross Stores, Inc	388,130
2,233	*	Sally Beauty Holdings, Inc	43,722
660	*	Select Comfort Corp	20,493
203		Shoe Carnival, Inc	4,543
526	*	Shutterfly, Inc	25,500
1,085	e	Signet Jewelers Ltd	72,207
809		Sonic Automotive, Inc (Class A)	16,504
571	*,e	Sportsman’s Warehouse Holdings, Inc	2,575
856	e	Tailored Brands, Inc	12,361
8,657		Target Corp	510,850
1,689		Tiffany & Co	155,016
528		Tile Shop Holdings, Inc	6,706
297		Tilly’s, Inc	3,561
10,272		TJX Companies, Inc	757,355
2,087		Tractor Supply Co	132,086
1,758	*	TripAdvisor, Inc	71,252
929	*	Ulta Beauty, Inc	210,010
1,403	*	Urban Outfitters, Inc	33,532
409	*	Vitamin Shoppe, Inc	2,188
600	*	Wayfair, Inc	40,440
1,350	e	Williams-Sonoma, Inc	67,311
37		Winmark Corp	4,875
314	*	Zumiez, Inc	5,683

		TOTAL RETAILING	20,062,462

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 3.6%
289	*,e	Acacia Communications, Inc	13,612
617	*	Advanced Energy Industries, Inc	49,829
12,896	*	Advanced Micro Devices, Inc	164,424
302	*	Alpha & Omega Semiconductor Ltd	4,980
507	*,e	Ambarella, Inc	24,848
1,455	*	Amkor Technology, Inc	15,350
5,790		Analog Devices, Inc	498,924
17,224		Applied Materials, Inc	897,198
510	*	Axcelis Technologies, Inc	13,949
582	*	AXT, Inc	5,325
6,322		Broadcom Ltd	1,533,338
1,076		Brooks Automation, Inc	32,667
418		Cabot Microelectronics Corp	33,411
1,029	*	Cavium, Inc	67,852
333	*	Ceva, Inc	14,252
1,003	*	Cirrus Logic, Inc	53,480

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

420		Cohu, Inc	$10,013
1,538	*	Cree, Inc	43,356
99	*,e	CyberOptics Corp	1,609
5,135		Cypress Semiconductor Corp	77,128
584	*	Diodes, Inc	17,479
338	*	DSP Group, Inc	4,394
2,131	*	Entegris, Inc	61,479
1,272	*	First Solar, Inc	58,359
1,075	*	Formfactor, Inc	18,114
200	*	GSI Technology, Inc	1,454
187	*	Ichor Holdings Ltd	5,012
285	*,e	Impinj, Inc	11,859
657	*,e	Inphi Corp	26,076
2,070	*	Integrated Device Technology, Inc	55,021
74,659		Intel Corp	2,843,015
386		IXYS Corp	9,148
2,527		Kla-Tencor Corp	267,862
981	*	Kopin Corp	4,091
2,530		Lam Research Corp	468,151
1,895	*	Lattice Semiconductor Corp	9,873
627	*,e	MA-COM Technology Solutions	27,970
6,300		Marvell Technology Group Ltd	112,770
4,449		Maxim Integrated Products, Inc	212,262
927	*	MaxLinear, Inc	22,016
3,429		Microchip Technology, Inc	307,856
16,715	*	Micron Technology, Inc	657,401
1,806	*	Microsemi Corp	92,973
858		MKS Instruments, Inc	81,038
620		Monolithic Power Systems, Inc	66,061
364	*	Nanometrics, Inc	10,483
478	*,e	NeoPhotonics Corp Ltd	2,658
77		NVE Corp	6,081
9,010		NVIDIA Corp	1,610,717
5,311	*	NXP Semiconductors NV	600,621
6,533	*	ON Semiconductor Corp	120,665
409	*	PDF Solutions, Inc	6,335
1,020	*	Photronics, Inc	9,027
419	*	Pixelworks, Inc	1,974
446		Power Integrations, Inc	32,647
1,982	*	Qorvo, Inc	140,088
23,381		Qualcomm, Inc	1,212,071
1,707	*	Rambus, Inc	22,788
488	*	Rudolph Technologies, Inc	12,834
1,008	*	Semtech Corp	37,850
609	*	Sigma Designs, Inc	3,837
654	*	Silicon Laboratories, Inc	52,255
2,896		Skyworks Solutions, Inc	295,102
323	*	SMART Global Holdings, Inc	8,650
886	*,e	SunPower Corp	6,459
3,141		Teradyne, Inc	117,128
15,877		Texas Instruments, Inc	1,423,214
492	*	Ultra Clean Holdings	15,065
729	*	Veeco Instruments, Inc	15,601

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

1,557		Versum Materials, Inc	$60,443
846	*	Xcerra Corp	8,333
4,084		Xilinx, Inc	289,270
754		Xperi Corp	19,076

		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	15,138,551

SOFTWARE & SERVICES - 13.0%
681	*	2U, Inc	38,163
1,358	*	8x8, Inc	18,333
754	*	A10 Networks, Inc	5,700
9,818		Accenture plc	1,326,117
1,810	*	ACI Worldwide, Inc	41,232
11,753		Activision Blizzard, Inc	758,186
552	*	Actua Corp	8,446
1,208	*	Acxiom Corp	29,765
7,817	*	Adobe Systems, Inc	1,166,140
2,666	*	Akamai Technologies, Inc	129,888
318	*	Alarm.com Holdings, Inc	14,367
764		Alliance Data Systems Corp	169,264
4,716	*	Alphabet, Inc (Class A)	4,592,064
4,792	*	Alphabet, Inc (Class C)	4,596,055
146	*,e	Alteryx, Inc	2,974
273	*	Amber Road, Inc	2,097
2,323		Amdocs Ltd	149,415
370	*	American Software, Inc (Class A)	4,203
–	*,e	Angie’s List, Inc	0
1,355	*	Ansys, Inc	166,299
116	*	Appfolio, Inc	5,562
272	*	Apptio, Inc	5,024
1,169	*	Aspen Technology, Inc	73,425
1,143	*	Atlassian Corp plc	40,176
3,250	*	Autodesk, Inc	364,845
7,121		Automatic Data Processing, Inc	778,468
727	*	Bankrate, Inc	10,142
395	*	Barracuda Networks, Inc	9,571
1,241	*	Bazaarvoice, Inc	6,143
245	*,e	Benefitfocus, Inc	8,244
448	*,e	Black Knight Financial Services, Inc	19,286
741		Blackbaud, Inc	65,060
841	*	Blackhawk Network Holdings, Inc	36,836
173	*	Blackline, Inc	5,903
637	*	Blucora, Inc	16,116
2,283		Booz Allen Hamilton Holding Co	85,361
626	*	Bottomline Technologies, Inc	19,926
1,225	*	Box, Inc	23,667
460	*	Brightcove, Inc	3,312
1,810		Broadridge Financial Solutions, Inc	146,284
480	*	BroadSoft, Inc	24,144
4,990		CA, Inc	166,566
379	*	CACI International, Inc (Class A)	52,814
4,408	*	Cadence Design Systems, Inc	173,984
998	*	Callidus Software, Inc	24,601
391	*	Carbonite, Inc	8,602

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

708	*	Cardtronics plc	$16,291
253	*	Care.com, Inc	4,020
1,131	*,e	Cars.com, Inc	30,096
169		Cass Information Systems, Inc	10,721
2,269		CDK Global, Inc	143,151
378	*	ChannelAdvisor Corp	4,347
390	*,e	Cimpress NV	38,087
2,391	*	Citrix Systems, Inc	183,677
206	*,e	Cloudera, Inc	3,424
9,162		Cognizant Technology Solutions Corp (Class A)	664,611
462	*	CommerceHub, Inc	9,864
207	*	CommerceHub, Inc (Series A)	4,672
606	*	Commvault Systems, Inc	36,845
3,045	*	Conduent, Inc	47,715
1,462		Convergys Corp	37,851
807	*	Cornerstone OnDemand, Inc	32,772
503	*	CoStar Group, Inc	134,930
464	*	Coupa Software, Inc	14,454
520		CSG Systems International, Inc	20,852
2,529		CSRA, Inc	81,611
3,213	*	Dell Technologies, Inc-VMware Inc	248,076
789	*	DHI Group, Inc	2,051
157	*,e	Digimarc Corp	5,746
958		DST Systems, Inc	52,575
4,447		DXC Technology Co	381,908
16,138	*	eBay, Inc	620,667
387		Ebix, Inc	25,252
4,787	*	Electronic Arts, Inc	565,153
527	*	Ellie Mae, Inc	43,283
895	*	Endurance International Group Holdings, Inc	7,339
665	*	Envestnet, Inc	33,915
764	*	EPAM Systems, Inc	67,179
1,811	*	Etsy, Inc	30,570
781	*	Euronet Worldwide, Inc	74,031
271	*	Everbridge, Inc	7,160
989	*	Everi Holdings, Inc	7,507
941		EVERTEC, Inc	14,915
203	*	EXA Corp	4,909
511	*	ExlService Holdings, Inc	29,802
36,993	*	Facebook, Inc	6,320,994
486		Fair Isaac Corp	68,283
5,226		Fidelity National Information Services, Inc	488,056
2,753	*	FireEye, Inc	46,168
1,318	*	First American Corp	60,918
7,139	*	First Data Corp	128,788
3,378	*	Fiserv, Inc	435,627
812	*	Five9, Inc	19,407
1,503	*	FleetCor Technologies, Inc	232,619
178		Forrester Research, Inc	7,449
2,302	*	Fortinet, Inc	82,504
1,373	*	Gartner, Inc	170,815
2,241		Genpact Ltd	64,429
560	*	Gigamon, Inc	23,604

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

2,483		Global Payments, Inc	$235,959
1,606	*	Glu Mobile, Inc	6,039
1,845	*	GoDaddy, Inc	80,276
890	*,e	Gogo, Inc	10,511
1,334	*	GrubHub, Inc	70,248
477	*	GTT Communications, Inc	15,097
1,159	*	Guidewire Software, Inc	90,240
450		Hackett Group, Inc	6,835
751	*	Hortonworks, Inc	12,729
502	*	HubSpot, Inc	42,193
1,101	*	IAC/InterActiveCorp	129,456
524	*	Imperva, Inc	22,742
513	*	Information Services Group, Inc	2,062
66	*	Inspired Entertainment, Inc	874
330	*	Instructure, Inc	10,939
1,276	*	Internap Network Services Corp	5,551
13,628		International Business Machines Corp	1,977,150
3,811		Intuit, Inc	541,696
736		j2 Global, Inc	54,376
1,251		Jack Henry & Associates, Inc	128,590
198	*	Leaf Group Ltd	1,366
2,223		Leidos Holdings, Inc	131,646
1,126	*	Limelight Networks, Inc	4,470
325	*	Liquidity Services, Inc	1,917
827	*	Liveperson, Inc	11,206
811		LogMeIn, Inc	89,251
1,102	*	Manhattan Associates, Inc	45,810
349		Mantech International Corp (Class A)	15,408
14,911		MasterCard, Inc (Class A)	2,105,433
565	*,e	Match Group, Inc	13,102
1,014		MAXIMUS, Inc	65,403
1,034	*	Meet Group, Inc	3,764
118,849		Microsoft Corp	8,853,062
147	*	MicroStrategy, Inc (Class A)	18,773
573	*	MINDBODY, Inc	14,812
467	*	Mitek Systems, Inc	4,436
872	*	MobileIron, Inc	3,226
351	*	Model N, Inc	5,247
445	*	MoneyGram International, Inc	7,169
644		Monotype Imaging Holdings, Inc	12,397
228	*	MuleSoft, Inc	4,592
458	*	New Relic, Inc	22,808
1,004		NIC, Inc	17,219
4,492	*	Nuance Communications, Inc	70,614
542	*,e	Nutanix, Inc	12,135
178	*,e	Okta, Inc	5,021
45,537		Oracle Corp	2,201,714
3,551	*	Pandora Media, Inc	27,343
202	*,e	Park City Group, Inc	2,454
5,152		Paychex, Inc	308,914
764	*	Paycom Software, Inc	57,269
401	*	Paylocity Holding Corp	19,577
18,046	*	PayPal Holdings, Inc	1,155,485

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

570		Pegasystems, Inc	$32,860
509	*	Perficient, Inc	10,012
637	*	Planet Payment, Inc	2,733
307	*	Presidio, Inc	4,344
766		Progress Software Corp	29,238
666	*	Proofpoint, Inc	58,089
410	*	PROS Holdings, Inc	9,893
1,796	*	PTC, Inc	101,079
483	*	Q2 Holdings, Inc	20,117
144		QAD, Inc (Class A)	4,946
485	*	Qualys, Inc	25,123
583	*	QuinStreet, Inc	4,285
1,155	*	Quotient Technology, Inc	18,076
302	*	Rapid7, Inc	5,315
299	*	RealNetworks, Inc	1,435
914	*	RealPage, Inc	36,469
2,897	*	Red Hat, Inc	321,161
138		Reis, Inc	2,484
973	*	RingCentral, Inc	40,623
279	*	Rosetta Stone, Inc	2,849
709	*	Rubicon Project, Inc	2,758
3,264		Sabre Corp	59,078
10,741	*	salesforce.com, Inc	1,003,424
682		Science Applications International Corp	45,592
96	*,e	SecureWorks Corp	1,186
2,707	*	ServiceNow, Inc	318,154
1,229	*	ServiceSource International LLC	4,252
309	*	Shutterstock, Inc	10,287
710	*	Silver Spring Networks, Inc	11,481
2,317	*	Splunk, Inc	153,918
256	*	SPS Commerce, Inc	14,518
3,467	*	Square, Inc	99,884
2,690		SS&C Technologies Holdings, Inc	108,003
252	*	Stamps.com, Inc	51,068
141	*	StarTek, Inc	1,657
605	*	Sykes Enterprises, Inc	17,642
9,992		Symantec Corp	327,838
630	*	Synchronoss Technologies, Inc	5,878
2,399	*	Synopsys, Inc	193,191
543		Syntel, Inc	10,670
937	*	Tableau Software, Inc	70,172
1,553	*	Take-Two Interactive Software, Inc	158,763
317	*	TechTarget, Inc	3,785
485	*	TeleNav, Inc	3,080
235		TeleTech Holdings, Inc	9,811
2,058	*	Teradata Corp	69,540
1,823		TiVo Corp	36,187
2,845		Total System Services, Inc	186,347
267	*	Trade Desk, Inc	16,423
1,927		Travelport Worldwide Ltd	30,254
963	*,e	TrueCar, Inc	15,206
143	*,e	Tucows, Inc	8,373
972	*,e	Twilio, Inc	29,014

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

10,334	*	Twitter, Inc	$174,335
596	*	Tyler Technologies, Inc	103,895
444	*	Ultimate Software Group, Inc	84,182
769	*,e	Unisys Corp	6,537
106	*	Upland Software, Inc	2,243
2,511	*	Vantiv, Inc	176,950
297	*	Varonis Systems, Inc	12,444
469	*	Vasco Data Security International	5,651
1,007	*	Verint Systems, Inc	42,143
1,404	*	VeriSign, Inc	149,372
766	*,e	VirnetX Holding Corp	2,987
427	*	Virtusa Corp	16,132
29,239		Visa, Inc (Class A)	3,077,112
1,135	*,e	VMware, Inc (Class A)	123,931
623	*	Website Pros, Inc	15,575
7,633		Western Union Co	146,554
613	*	WEX, Inc	68,791
2,039	*	Workday, Inc	214,890
379	*	Workiva, Inc	7,902
376	*	XO Group, Inc	7,396
1,209	*	Yelp, Inc	52,350
181	*,e	Yext, Inc	2,404
1,505	*	Zendesk, Inc	43,811
820	*	Zillow Group, Inc	32,923
1,605	*,e	Zillow Group, Inc (Class C)	64,537
803	*	Zix Corp	3,927
11,803	*	Zynga, Inc	44,615

		TOTAL SOFTWARE & SERVICES	54,533,220

TECHNOLOGY HARDWARE & EQUIPMENT - 5.4%
1,699	*,e	3D Systems Corp	22,750
806		Adtran, Inc	19,344
513	*	Aerohive Networks, Inc	2,098
400	*	Agilysys, Inc	4,780
141	*,e	Akoustis Technologies, Inc	919
4,781		Amphenol Corp (Class A)	404,664
430	*	Anixter International, Inc	36,550
82,718		Apple, Inc	12,748,498
285	*,e	Applied Optoelectronics, Inc	18,431
825	*	Arista Networks, Inc	156,428
2,818	*	ARRIS International plc	80,285
1,383	*	Arrow Electronics, Inc	111,207
470	*	Avid Technology, Inc	2,134
1,997		Avnet, Inc	78,482
720		AVX Corp	13,126
438		Badger Meter, Inc	21,462
144		Bel Fuse, Inc (Class B)	4,493
636		Belden CDT, Inc	51,217
773	*	Benchmark Electronics, Inc	26,398
6,353		Brocade Communications Systems, Inc	75,918
528	*	CalAmp Corp	12,276
643	*	Calix, Inc	3,247
2,397		CDW Corp	158,202

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

2,191	*	Ciena Corp	$48,136
79,404		Cisco Systems, Inc	2,670,357
153	*	Clearfield, Inc	2,081
1,299		Cognex Corp	143,254
382	*	Coherent, Inc	89,835
3,172	*	CommScope Holding Co, Inc	105,342
356		Comtech Telecommunications Corp	7,309
375	*	Control4 Corp	11,047
14,517		Corning, Inc	434,349
622	*	Cray, Inc	12,098
485		CTS Corp	11,688
548		Daktronics, Inc	5,792
1,043		Diebold, Inc	23,833
400	*	Digi International, Inc	4,240
856		Dolby Laboratories, Inc (Class A)	49,237
250	*	Eastman Kodak Co	1,837
740	*	EchoStar Corp (Class A)	42,350
447	*	Electro Scientific Industries, Inc	6,222
717	*	Electronics for Imaging, Inc	30,602
381		EMCORE Corp	3,124
202	*	ePlus, Inc	18,675
1,698	*	Extreme Networks, Inc	20,189
1,099	*	F5 Networks, Inc	132,495
561	*	Fabrinet	20,791
256	*	FARO Technologies, Inc	9,792
1,732	*	Finisar Corp	38,398
2,680	*,e	Fitbit, Inc	18,653
2,126		Flir Systems, Inc	82,723
1,256	*	Harmonic, Inc	3,831
1,994		Harris Corp	262,570
25,981		Hewlett Packard Enterprise Co	382,181
27,221		HP, Inc	543,331
909	*	II-VI, Inc	37,405
400	*	Immersion Corp	3,268
2,249	*	Infinera Corp	19,949
554	*	Insight Enterprises, Inc	25,440
539		InterDigital, Inc	39,751
294	*	Intevac, Inc	2,484
563	*	IPG Photonics Corp	104,189
397	*	Iteris, Inc	2,640
536	*	Itron, Inc	41,513
2,790		Jabil Circuit, Inc	79,654
6,185		Juniper Networks, Inc	172,129
700	*	Kemet Corp	14,791
2,888	*	Keysight Technologies, Inc	120,314
411	*	Kimball Electronics, Inc	8,898
1,352	*	Knowles Corp	20,645
254	*	KVH Industries, Inc	3,035
350		Littelfuse, Inc	68,558
950	*	Lumentum Holdings, Inc	51,632
509	*	Maxwell Technologies, Inc	2,611
49		Mesa Laboratories, Inc	7,317
569		Methode Electronics, Inc	24,097

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

1,025	*	Microvision, Inc	$2,849
2,562		Motorola, Inc	217,437
261		MTS Systems Corp	13,950
171	*	Napco Security Technologies, Inc	1,659
1,665		National Instruments Corp	70,213
1,908	*	NCR Corp	71,588
4,267		NetApp, Inc	186,724
505	*	Netgear, Inc	24,038
1,389	*	Netscout Systems, Inc	44,934
497	*	Novanta, Inc	21,669
2,605	*	Oclaro, Inc	22,481
280	*	OSI Systems, Inc	25,584
1,389	*	Palo Alto Networks, Inc	200,155
291		Park Electrochemical Corp	5,383
196		PC Connection, Inc	5,525
150	*	PC Mall, Inc	2,100
526		Plantronics, Inc	23,260
521	*	Plexus Corp	29,218
1,450	*	Pure Storage, Inc	23,186
326	*	Quantenna Communications, Inc	5,480
437	*	Quantum Corp	2,674
553	*	Radisys Corp	758
281	*	Rogers Corp	37,452
1,157	*	Sanmina Corp	42,983
381	*	Scansource, Inc	16,631
704	*	Sonus Networks, Inc	5,386
776	*	Stratasys Ltd	17,941
589	*	Super Micro Computer, Inc	13,017
548	*	Synaptics, Inc	21,471
461		SYNNEX Corp	58,321
187		Systemax, Inc	4,942
545	*	Tech Data Corp	48,423
3,952	*	Trimble Navigation Ltd	155,116
1,439	*	TTM Technologies, Inc	22,117
362	*,e	Ubiquiti Networks, Inc	20,279
652		Universal Display Corp	84,010
591	*	USA Technologies, Inc	3,694
1,742	*	VeriFone Systems, Inc	35,328
830	*,e	Viasat, Inc	53,386
3,584	*	Viavi Solutions, Inc	33,905
2,099		Vishay Intertechnology, Inc	39,461
161	*	Vishay Precision Group, Inc	3,928
4,629		Western Digital Corp	399,946
3,647		Xerox Corp	121,409
819	*	Zebra Technologies Corp (Class A)	88,927

		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	22,468,529

TELECOMMUNICATION SERVICES - 2.0%
97,569		AT&T, Inc	3,821,778
110		ATN International, Inc	5,797
542	*	Boingo Wireless, Inc	11,583
8,452	e	CenturyLink, Inc	159,743
645	*	Cincinnati Bell, Inc	12,803

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

635		Cogent Communications Group, Inc	$31,052
1,064		Consolidated Communications Holdings, Inc	20,301
1,231	e	Frontier Communications Corp	14,514
422	*	General Communication, Inc (Class A)	17,213
6,815	*,e	Globalstar, Inc	11,109
126	*	Hawaiian Telcom Holdco, Inc	3,757
263		IDT Corp (Class B)	3,703
509	*	Intelsat S.A.	2,392
1,269	*,e	Iridium Communications, Inc	13,071
4,800	*	Level 3 Communications, Inc	255,792
323	*	Lumos Networks Corp	5,788
259	*	Ooma, Inc	2,732
1,000	*	Orbcomm, Inc	10,470
184	*,e	pdvWireless, Inc	5,483
728		Shenandoah Telecom Co	27,082
309		Spok Holdings, Inc	4,743
9,867	*	Sprint Corp	76,765
135	*	Straight Path Communications, Inc	24,390
1,512		Telephone & Data Systems, Inc	42,170
4,606	*	T-Mobile US, Inc	284,006
247	*	US Cellular Corp	8,744
64,791		Verizon Communications, Inc	3,206,506
3,101	*	Vonage Holdings Corp	25,242
2,934	e	Windstream Holdings, Inc	5,193
2,891	*	Zayo Group Holdings, Inc	99,508

		TOTAL TELECOMMUNICATION SERVICES	8,213,430

TRANSPORTATION - 2.1%
818	*	Air Transport Services Group, Inc	19,910
1,881		Alaska Air Group, Inc	143,464
203		Allegiant Travel Co	26,735
79		Amerco, Inc	29,617
6,977		American Airlines Group, Inc	331,338
378		Arkansas Best Corp	12,644
363	*	Atlas Air Worldwide Holdings, Inc	23,885
1,153	*	Avis Budget Group, Inc	43,883
2,198		CH Robinson Worldwide, Inc	167,268
479		Copa Holdings S.A. (Class A)	59,650
542		Costamare, Inc	3,350
185	*	Covenant Transportation Group, Inc	5,361
14,028		CSX Corp	761,159
306	*,e	Daseke, Inc	3,993
10,586		Delta Air Lines, Inc	510,457
609	*	Eagle Bulk Shipping, Inc	2,759
427	*	Echo Global Logistics, Inc	8,049
2,803		Expeditors International of Washington, Inc	167,788
3,903		FedEx Corp	880,439
466		Forward Air Corp	26,669
127	*	Genco Shipping & Trading Ltd	1,472
955	*	Genesee & Wyoming, Inc (Class A)	70,680
828	*	Hawaiian Holdings, Inc	31,091
728		Heartland Express, Inc	18,258
866	*	Hertz Global Holdings, Inc	19,364

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

505	*	Hub Group, Inc (Class A)	$21,690
1,355		J.B. Hunt Transport Services, Inc	150,513
5,548	*	JetBlue Airways Corp	102,804
1,654		Kansas City Southern Industries, Inc	179,757
834	*	Kirby Corp	55,002
2,000	*	Knight-Swift Transportation Holdings, Inc	83,100
719		Landstar System, Inc	71,648
1,216		Macquarie Infrastructure Co LLC	87,771
531		Marten Transport Ltd	10,912
668		Matson, Inc	18,824
1,552	*,e	Navios Maritime Holdings, Inc	2,592
4,620		Norfolk Southern Corp	610,949
956		Old Dominion Freight Line	105,265
124		Park-Ohio Holdings Corp	5,654
580	*	Radiant Logistics, Inc	3,080
411	*	Roadrunner Transportation Services Holdings, Inc	3,917
971		Ryder System, Inc	82,098
547	*	Safe Bulkers, Inc	1,499
390	*	Saia, Inc	24,433
401		Schneider National, Inc	10,145
934	*	Scorpio Bulkers, Inc	6,585
1,015		Skywest, Inc	44,558
8,964		Southwest Airlines Co	501,805
1,133	*	Spirit Airlines, Inc	37,853
12,776		Union Pacific Corp	1,481,633
4,403	*	United Continental Holdings, Inc	268,055
10,919		United Parcel Service, Inc (Class B)	1,311,263
122		Universal Truckload Services, Inc	2,495
701		Werner Enterprises, Inc	25,622
1,715	*	XPO Logistics, Inc	116,243
521	*	YRC Worldwide, Inc	7,190

		TOTAL TRANSPORTATION	8,804,238

UTILITIES - 3.1%
10,340		AES Corp	113,947
892		Allete, Inc	68,943
3,565		Alliant Energy Corp	148,197
3,776		Ameren Corp	218,404
7,736		American Electric Power Co, Inc	543,377
561		American States Water Co	27,629
2,765		American Water Works Co, Inc	223,716
3,091		Aqua America, Inc	102,590
177	*	AquaVenture Holdings Ltd	2,389
111		Artesian Resources Corp	4,196
1,866	*	Atlantic Power Corp	4,572
1,638		Atmos Energy Corp	137,330
895		Avangrid, Inc	42,441
1,041		Avista Corp	53,893
832		Black Hills Corp	57,300
324	*,e	Cadiz, Inc	4,115
747		California Water Service Group	28,498
5,615	*	Calpine Corp	82,821
6,767		Centerpoint Energy, Inc	197,664

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

244		Chesapeake Utilities Corp	$19,093
4,375		CMS Energy Corp	202,650
165		Connecticut Water Service, Inc	9,784
4,796		Consolidated Edison, Inc	386,941
213		Consolidated Water Co, Inc	2,726
9,985		Dominion Resources, Inc	768,146
2,842		DTE Energy Co	305,117
11,039		Duke Energy Corp	926,393
1,845	*	Dynegy, Inc	18,063
4,925		Edison International	380,062
474		El Paso Electric Co	26,188
2,813		Entergy Corp	214,801
4,939		Eversource Energy	298,513
15,187		Exelon Corp	572,094
6,954		FirstEnergy Corp	214,392
182		Genie Energy Ltd	1,192
133		Global Water Resources, Inc	1,253
3,467		Great Plains Energy, Inc	105,050
1,875		Hawaiian Electric Industries, Inc	62,569
754		Idacorp, Inc	66,299
2,961		MDU Resources Group, Inc	76,838
640		MGE Energy, Inc	41,344
240		Middlesex Water Co	9,425
1,346		National Fuel Gas Co	76,197
1,312		New Jersey Resources Corp	55,301
7,440		NextEra Energy, Inc	1,090,332
5,175		NiSource, Inc	132,428
445		Northwest Natural Gas Co	28,658
871		NorthWestern Corp	49,595
4,799		NRG Energy, Inc	122,806
545		NRG Yield, Inc (Class A)	10,339
981		NRG Yield, Inc (Class C)	18,933
3,173		OGE Energy Corp	114,323
811		ONE Gas, Inc	59,722
751		Ormat Technologies, Inc	45,849
743		Otter Tail Corp	32,209
1,257		Pattern Energy Group, Inc	30,294
8,114		PG&E Corp	552,482
1,745		Pinnacle West Capital Corp	147,557
1,320		PNM Resources, Inc	53,196
1,479		Portland General Electric Co	67,502
10,731		PPL Corp	407,241
7,920		Public Service Enterprise Group, Inc	366,300
250	*	Pure Cycle Corp	1,875
105		RGC Resources, Inc	3,000
2,098		SCANA Corp	101,732
3,998		Sempra Energy	456,292
254		SJW Corp	14,376
1,236		South Jersey Industries, Inc	42,679
15,834		Southern Co	778,083
699		Southwest Gas Corp	54,256
162		Spark Energy, Inc	2,430
732		Spire, Inc	54,644

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY			VALUE

1,539		TerraForm Global, Inc			$7,310
1,278		TerraForm Power, Inc			16,895
2,656		UGI Corp			124,460
217		Unitil Corp			10,733
1,461		Vectren Corp			96,090
3,786		Vistra Energy Corp			70,760
557	*,e	Vivint Solar, Inc			1,894
4,947		WEC Energy Group, Inc			310,573
2,248		Westar Energy, Inc			111,501
793		WGL Holdings, Inc			66,771
7,916		Xcel Energy, Inc			374,585
203		York Water Co			6,882

		TOTAL UTILITIES			12,940,040

		TOTAL COMMON STOCKS (Cost $208,381,479)			413,280,329

RIGHTS / WARRANTS - 0.0%

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.0%
118	†,m	Forest Laboratories, Inc CVR			112

		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES			112

SOFTWARE & SERVICES - 0.0%
299	†,m	Gerber Scientific, Inc			0

		TOTAL SOFTWARE & SERVICES			0

		TOTAL RIGHTS / WARRANTS (Cost $7)			112

PRINCIPAL		ISSUER	RATE	MATURITY DATE

SHORT-TERM INVESTMENTS - 1.9%

GOVERNMENT AGENCY DEBT - 0.9%
$3,850,000		Federal Home Loan Bank (FHLB)	0.700%	10/02/17	3,850,000

					3,850,000

SHARES		COMPANY

INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 1.0%
4,006,254	c	State Street Navigator Securities Lending Government Money Market Portfolio			4,006,254

		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES			4,006,254

		TOTAL SHORT-TERM INVESTMENTS			7,856,254

		(Cost $7,856,179)
		TOTAL INVESTMENTS - 100.9%			421,136,695
		(Cost $216,237,665)
		OTHER ASSETS & LIABILITIES, NET - (0.9)%			(3,754,322)

		NET ASSETS - 100.0%			$417,382,373

TIAA-CREF LIFE FUNDS - Stock Index Fund

Abbreviation(s):

REIT	Real Estate Investment Trust

SPDR	Standard & Poor’s Depository Receipts

*	Non-income producing

†	Security is categorized as Level 3 in the fair value hierarchy.

b	In bankruptcy

c	Investments made with cash collateral received from securities on loan.

d	All or a portion of these securities have been segregated to cover margin requirements on open futures contracts.

e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $3,887,235.

m	Indicates a security that has been deemed illiquid.

Futures contracts outstanding as of September 30, 2017 were as follows (See Note 3):

Description	Number of long (short) contracts	Expiration date	Notional amount	Value	Unrealized appreciation(depreciation)
S&P 500 E Mini Index	30	12/15/17	$3,742,448	$3,774,150	$31,702

TIAA-CREF LIFE FUNDS - International Equity Fund

TIAA-CREF LIFE FUNDS

INTERNATIONAL EQUITY FUND

SCHEDULE OF INVESTMENTS (unaudited)

September 30, 2017

SHARES		COMPANY	VALUE

COMMON STOCKS - 98.1%

ARGENTINA - 0.8%
4,427		Grupo Financiero Galicia S.A. (ADR) (Class B)	$228,168
24,477		Grupo Supervielle S.A. (ADR)	604,337

		TOTAL ARGENTINA	832,505

AUSTRIA - 0.9%
42,122		Wienerberger AG.	1,029,660

		TOTAL AUSTRIA	1,029,660

CANADA - 0.4%
12,870		Suncor Energy, Inc	451,056

		TOTAL CANADA	451,056

CHINA - 0.9%
2,091	*	Alibaba Group Holding Ltd (ADR)	361,137
14,757		Tencent Holdings Ltd	645,186

		TOTAL CHINA	1,006,323

DENMARK - 2.2%
25,731		DSV AS	1,949,278
11,019		Novo Nordisk AS	529,779

		TOTAL DENMARK	2,479,057

FRANCE - 27.3%
130,771		Accor S.A.	6,503,699
103,466	*,e	ALD S.A.	1,671,267
1,989		BNP Paribas	160,464
74,401		Compagnie de Saint-Gobain	4,432,814
8,332		Kering	3,319,198
19,860		Nexity	1,213,611
59,675		Schneider Electric S.A.	5,196,560
68,937		Societe Generale	4,039,805
42,078		Vinci S.A.	3,997,961

		TOTAL FRANCE	30,535,379

GERMANY - 15.9%
13,904		Bayerische Motoren Werke AG.	1,411,176
21,874		Daimler AG. (Registered)	1,746,093
12,032		Deutsche Post AG.	536,318
18,387		Henkel KGaA (Preference)	2,505,092
38,872		Lanxess AG.	3,069,769
4,146		Linde AG.	862,151
23,856	*	Linde AG.	4,975,081
70,965		ThyssenKrupp AG.	2,107,649
32,248		TUI AG.	548,212

		TOTAL GERMANY	17,761,541

TIAA-CREF LIFE FUNDS - International Equity Fund

SHARES		COMPANY	VALUE

HONG KONG - 1.0%
46,085		Melco Crown Entertainment Ltd (ADR)	$1,111,570

		TOTAL HONG KONG	1,111,570

INDIA - 11.3%
79,713		Asian Paints Ltd	1,383,230
216,913		Crompton Greaves Consumer Electricals Ltd	694,518
4,033		Eicher Motors Ltd	1,930,140
99,194		Havells India Ltd	735,000
80,635		HDFC Bank Ltd	2,232,218
120,427		Housing Development Finance Corp	3,214,562
63,331		IndusInd Bank Ltd	1,633,112
101,218	g	RBL Bank Ltd	787,400

		TOTAL INDIA	12,610,180

ITALY - 7.0%
206,182		Mediobanca S.p.A.	2,215,719
44,961		Moncler S.p.A	1,299,083
204,265	*	UniCredit S.p.A	4,358,953

		TOTAL ITALY	7,873,755

JAPAN - 12.0%
284,256		Hitachi Ltd	2,004,247
52,084		Ishikawajima-Harima Heavy Industries Co Ltd	1,815,581
66,228		Komatsu Ltd	1,875,379
27,625		Konami Corp	1,329,957
126,106		Mitsubishi UFJ Financial Group, Inc	819,920
4,166		Nintendo Co Ltd	1,536,143
95,436		Sony Corp	3,560,588
31,511		Sony Financial Holdings, Inc	517,082

		TOTAL JAPAN	13,458,897

NETHERLANDS - 1.1%
12,471		Heineken NV	1,234,036

		TOTAL NETHERLANDS	1,234,036

SWEDEN - 2.6%
85,800	e	Electrolux AB (Series B)	2,920,272

		TOTAL SWEDEN	2,920,272

SWITZERLAND - 7.9%
1,504		Burckhardt Compression Holding AG.	470,147
266,170		Credit Suisse Group	4,217,354
1,252		Geberit AG.	592,717
538,758		Glencore Xstrata plc	2,472,902
13,713		Swatch Group AG. (Registered)	1,093,400

		TOTAL SWITZERLAND	8,846,520

UNITED KINGDOM - 4.5%
282,817		CNH Industrial NV	3,395,313

TIAA-CREF LIFE FUNDS - International Equity Fund

SHARES		COMPANY			VALUE

48,323		Diageo plc			$1,589,126

		TOTAL UNITED KINGDOM			4,984,439

UNITED STATES - 1.0%
20,679		WisdomTree Japan Hedged Equity Fund			1,131,141

		TOTAL UNITED STATES			1,131,141

URUGUAY - 1.3%
139,888	*	Arcos Dorados Holdings, Inc			1,405,874

		TOTAL URUGUAY			1,405,874

		TOTAL COMMON STOCKS (Cost $91,844,631)			109,672,205

PRINCIPAL		ISSUER	RATE	MATURITY DATE

SHORT-TERM INVESTMENTS - 6.0%

GOVERNMENT AGENCY DEBT - 1.9%
$2,200,000		Federal Home Loan Bank (FHLB)	0.700%	10/02/17	2,200,000

		TOTAL GOVERNMENT AGENCY DEBT			2,200,000

SHARES		COMPANY

INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 4.1%
4,542,056	c	State Street Navigator Securities Lending Government Money Market Portfolio	4,542,056

		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES	4,542,056

		TOTAL SHORT-TERM INVESTMENTS (Cost $6,742,013)	6,742,056

		TOTAL INVESTMENTS - 104.1% (Cost $98,586,644)	116,414,261
		OTHER ASSETS & LIABILITIES, NET - (4.1)%	(4,602,270)

		NET ASSETS - 100.0%	$111,811,991

Abbreviation(s):

ADR	American Depositary Receipt

*	Non-income producing

c	Investments made with cash collateral received from securities on loan.

e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $4,353,942.

g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At 9/30/17, the aggregate value of these securities was $787,400 or 0.7% of net assets.

TIAA-CREF LIFE FUNDS - International Equity Fund

TIAA-CREF LIFE FUNDS

INTERNATIONAL EQUITY FUND

SUMMARY OF MARKET VALUES BY SECTOR (unaudited)

September 30, 2017

SECTOR	VALUE	% OF NET ASSETS
INDUSTRIALS	$28,598,474	25.5%
FINANCIALS	26,160,235	23.4
CONSUMER DISCRETIONARY	25,613,683	22.9
MATERIALS	15,900,443	14.2
INFORMATION TECHNOLOGY	5,876,670	5.3
CONSUMER STAPLES	5,328,254	4.8
REAL ESTATE	1,213,610	1.1
HEALTH CARE	529,780	0.5
ENERGY	451,056	0.4
SHORT-TERM INVESTMENTS	6,742,056	6.0
OTHER ASSETS & LIABILITIES, NET	(4,602,270)	(4.1)

NET ASSETS	$111,811,991	100.0%

TIAA-CREF LIFE FUNDS - Bond Fund

TIAA-CREF LIFE FUNDS

BOND FUND

SCHEDULE OF INVESTMENTS (unaudited)

September 30, 2017

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE

BANK LOAN OBLIGATIONS - 0.5%

COMMERCIAL & PROFESSIONAL SERVICES - 0.1%
$24,489	i	C.H.I Overhead Doors Inc	LIBOR 3 M + 3.250%	4.580%	07/31/22	$24,397
72,924	i	ProQuest LLC	LIBOR 1 M + 3.750%	4.985	10/24/21	73,623
46,994	i	Trans Union LLC	LIBOR 1 M + 2.000%	3.240	04/07/23	46,869

		TOTAL COMMERCIAL & PROFESSIONAL SERVICES				144,889

CONSUMER SERVICES - 0.1%
74,301	i	Allied Universal Holdco LLC	LIBOR 3 M + 3.750%	5.080	07/28/22	74,039
93,069	i	Jackson Hewitt Tax Service, Inc	LIBOR 3 M + 7.000%	8.310	07/30/20	89,346
98,067	i	KinderCare Education LLC	LIBOR 3 M + 3.750%	5.080	08/12/22	97,638

		TOTAL CONSUMER SERVICES				261,023

ENERGY - 0.0%
15,000	i	California Resources Corp	LIBOR 1 M + 10.375%	11.610	12/31/21	15,968

		TOTAL ENERGY				15,968

FOOD, BEVERAGE & TOBACCO - 0.0%
29,478	i	Hostess Brands LLC	LIBOR 1 M + 2.500%	3.740	08/03/22	29,564

		TOTAL FOOD, BEVERAGE & TOBACCO				29,564

HEALTH CARE EQUIPMENT & SERVICES - 0.1%
96,932	i	DaVita HealthCare Partners, Inc	LIBOR 1 M + 2.750%	3.990	06/24/21	97,497
51,315	i	Greatbatch Ltd	LIBOR 1 M + 3.500%	4.740	10/27/22	51,593

		TOTAL HEALTH CARE EQUIPMENT & SERVICES				149,090

MATERIALS - 0.0%
24,526	i	Plaze, Inc	LIBOR 3 M + 3.500%	4.830	07/29/22	24,618
40,000	i	Solenis International LP	LIBOR 3 M + 6.750%	8.070	07/29/22	39,733

		TOTAL MATERIALS				64,351

MEDIA - 0.1%
98,004	i	CDS US Intermediate Holdings, Inc	LIBOR 3 M + 3.750%	5.080	07/08/22	98,066
49,096	i	CSC Holdings LLC	LIBOR 1 M + 2.250%	3.480	07/17/25	48,780

		TOTAL MEDIA				146,846

SOFTWARE & SERVICES - 0.0%
47,837	i	Mitchell International, Inc	LIBOR 3 M + 3.500%	4.810	10/13/20	48,066
811	i	SS&C European Holdings SARL	LIBOR 1 M + 2.250%	3.490	07/08/22	814
15,352	i	SS&C Technologies, Inc	LIBOR 1 M + 2.250%	3.490	07/08/22	15,416

		TOTAL SOFTWARE & SERVICES				64,296

TECHNOLOGY HARDWARE & EQUIPMENT - 0.1%
85,700	i	CommScope, Inc	LIBOR 1 M + 2.000%	3.482	12/29/22	85,871
65,092	i	Sensata Technologies BV	LIBOR 1 M + 2.250%	3.490	10/14/21	65,480
12,621	i	Zebra Technologies Corp	LIBOR 3 M + 2.000%	3.310	10/27/21	12,633

		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT				163,984

		TOTAL BANK LOAN OBLIGATIONS (Cost $1,035,598)				1,040,011

TIAA-CREF LIFE FUNDS - Bond Fund

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE

BONDS - 94.6%

CORPORATE BONDS - 41.6%

AUTOMOBILES & COMPONENTS - 0.8%
$175,000	g	BMW US Capital LLC		2.000%	04/11/21	$173,716
100,000	g	Dana Financing Luxembourg Sarl		6.500	06/01/26	108,000
125,000		Delphi Automotive plc		3.150	11/19/20	127,870
200,000		General Motors Co		4.200	10/01/27	202,828
125,000		General Motors Co		5.400	04/01/48	129,510
100,000		Goodyear Tire & Rubber Co		5.000	05/31/26	104,250
200,000	g	Hyundai Capital America		2.000	07/01/19	198,285
200,000	g	Hyundai Capital America		3.250	09/20/22	199,599
175,000		Magna International, Inc		3.625	06/15/24	180,616
150,000	g	ZF North America Capital, Inc		4.500	04/29/22	157,688

		TOTAL AUTOMOBILES & COMPONENTS				1,582,362

BANKS - 6.5%
200,000	g,i	Akbank TAS	USD SWAP SEMI 30/360 5 Y + 5.026%	7.200	03/16/27	211,960
200,000	g	Banco General S.A.		4.125	08/07/27	200,110
300,000		Bank of America Corp		2.151	11/09/20	299,097
200,000		Bank of America Corp		3.875	08/01/25	209,427
300,000		Bank of America Corp		3.248	10/21/27	293,855
350,000		Bank of America Corp		3.593	07/21/28	352,780
225,000	g	Bank of Tokyo-Mitsubishi UFJ Ltd		2.350	09/08/19	226,257
150,000	g	Bank of Tokyo-Mitsubishi UFJ Ltd		3.250	09/08/24	152,397
125,000		Barclays plc		3.650	03/16/25	125,274
100,000	g	BPCE S.A.		3.000	05/22/22	100,521
250,000		Branch Banking & Trust Co		2.300	10/15/18	251,378
175,000		Capital One Bank USA NA		2.650	08/08/22	173,858
60,000		Capital One Bank USA NA		3.375	02/15/23	60,870
750,000		Citigroup, Inc		3.200	10/21/26	738,919
200,000		Citigroup, Inc		3.668	07/24/28	201,485
100,000		Citizens Bank NA		2.650	05/26/22	99,994
125,000		Compass Bank		2.875	06/29/22	124,370
250,000		Cooperatieve Rabobank UA		2.500	01/19/21	252,526
325,000		Cooperatieve Rabobank UA		3.750	07/21/26	329,595
140,000	g	Cooperatieve Rabobank UA		11.000	12/30/49	158,200
100,000	g	Credit Agricole S.A.		2.500	04/15/19	100,927
150,000	g	Credit Agricole S.A.		3.250	10/04/24	150,133
200,000	g	DBS Group Holdings Ltd		2.246	07/16/19	200,243
125,000		Discover Bank		3.200	08/09/21	127,499
150,000	g	HSBC Bank plc		4.125	08/12/20	157,974
225,000		HSBC Holdings plc		3.262	03/13/23	229,588
200,000		HSBC Holdings plc		4.375	11/23/26	208,511
200,000		HSBC Holdings plc		4.041	03/13/28	208,773
250,000		Huntington National Bank		2.500	08/07/22	248,523

TIAA-CREF LIFE FUNDS - Bond Fund

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE

$ 375,000		JPMorgan Chase & Co		2.750%	06/23/20	$382,053
325,000		JPMorgan Chase & Co		2.295	08/15/21	324,673
200,000		JPMorgan Chase & Co		2.776	04/25/23	201,028
150,000		JPMorgan Chase & Co		2.700	05/18/23	149,987
350,000		JPMorgan Chase & Co		3.200	06/15/26	347,290
175,000		JPMorgan Chase & Co		2.950	10/01/26	171,201
100,000		JPMorgan Chase & Co		3.882	07/24/38	100,606
100,000		JPMorgan Chase & Co		5.150	12/30/49	103,750
80,000		KeyBank NA		2.500	12/15/19	80,920
125,000		KeyBank NA		2.300	09/14/22	123,823
100,000		Lloyds Banking Group plc		3.000	01/11/22	100,801
100,000	g	Macquarie Bank Ltd		2.600	06/24/19	100,790
225,000		Manufacturers & Traders Trust Co		2.100	02/06/20	225,188
250,000		National Australia Bank Ltd		2.500	07/12/26	237,746
175,000		PNC Bank NA		2.200	01/28/19	175,914
225,000		PNC Bank NA		2.250	07/02/19	226,660
350,000		PNC Bank NA		2.600	07/21/20	355,255
150,000		PNC Bank NA		2.700	11/01/22	151,059
100,000	g	Santander Holdings USA, Inc		4.400	07/13/27	102,051
300,000	g	Skandinaviska Enskilda Banken AB		2.625	11/17/20	303,924
75,000		Sumitomo Mitsui Banking Corp		2.500	07/19/18	75,513
150,000		Sumitomo Mitsui Banking Corp		2.450	01/16/20	151,174
250,000		Sumitomo Mitsui Banking Corp		3.650	07/23/25	259,099
250,000		Sumitomo Mitsui Financial Group, Inc		2.442	10/19/21	248,688
125,000		SunTrust Banks, Inc		2.900	03/03/21	127,122
100,000		SunTrust Banks, Inc		2.750	05/01/23	99,505
100,000		Synchrony Bank		3.000	06/15/22	99,723
250,000		Toronto-Dominion Bank		1.850	09/11/20	248,917
100,000	i	Toronto-Dominion Bank	USD SWAP SEMI 30/360 5 Y + 2.205%	3.625	09/15/31	99,516
200,000	g	Turkiye Is Bankasi		5.500	04/21/22	203,268
125,000		UnionBanCal Corp		3.500	06/18/22	129,137
370,000		US Bank NA		2.800	01/27/25	367,503
150,000	i	Westpac Banking Corp	ISR USD 11:00 5 Y + 2.236%	4.322	11/23/31	154,049
100,000	i	Westpac Banking Corp	ISR USD 11:00 5 Y + 2.888%	5.000	12/30/49	99,863

		TOTAL BANKS				12,522,840

CAPITAL GOODS - 1.7%
200,000	g	Adani Ports & Special Economic Zone Ltd		4.000	07/30/27	199,123
250,000		Air Lease Corp		3.875	04/01/21	261,048
100,000		Eaton Corp		4.000	11/02/32	103,881
150,000		Embraer Netherlands Finance BV		5.400	02/01/27	162,450
175,000		Lockheed Martin Corp		2.500	11/23/20	177,579
100,000		Lockheed Martin Corp		3.550	01/15/26	103,468
150,000	g	Molex Electronic Technologies LLC		2.878	04/15/20	150,946
200,000	g	Molex Electronic Technologies LLC		3.900	04/15/25	204,725
200,000	g	Parker-Hannifin Corp		3.250	03/01/27	201,385
125,000		Rockwell Automation, Inc		2.050	03/01/20	124,476
175,000		Rockwell Collins, Inc		3.500	03/15/27	178,349
125,000		Roper Technologies, Inc		3.800	12/15/26	128,618

TIAA-CREF LIFE FUNDS - Bond Fund

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE

$ 250,000	g	Siemens Financieringsmaatschappij NV		1.700%	09/15/21	$245,520
250,000	g	Siemens Financieringsmaatschappij NV		2.350	10/15/26	236,390
100,000	g	Stena AB		7.000	02/01/24	95,750
100,000		Textron, Inc		3.875	03/01/25	103,693
425,000		Timken Co		3.875	09/01/24	429,041
150,000		United Technologies Corp		3.750	11/01/46	144,559

		TOTAL CAPITAL GOODS				3,251,001

COMMERCIAL & PROFESSIONAL SERVICES - 0.7%
25,000		AECOM		5.750	10/15/22	26,050
50,000		AECOM		5.875	10/15/24	55,385
45,000	g	Herc Rentals, Inc		7.750	06/01/24	48,825
75,000		Republic Services, Inc		3.800	05/15/18	75,942
350,000		Republic Services, Inc		3.550	06/01/22	364,775
150,000		Republic Services, Inc		3.200	03/15/25	151,152
290,000		Republic Services, Inc		2.900	07/01/26	283,955
75,000		United Rentals North America, Inc		5.500	07/15/25	80,527
125,000		Visa, Inc		3.650	09/15/47	123,855
50,000		Waste Management, Inc		2.400	05/15/23	49,405
50,000		Waste Management, Inc		3.900	03/01/35	51,705
50,000		Waste Management, Inc		4.100	03/01/45	52,795

		TOTAL COMMERCIAL & PROFESSIONAL SERVICES				1,364,371

CONSUMER DURABLES & APPAREL - 0.2%
75,000		Newell Rubbermaid, Inc		3.150	04/01/21	76,711
125,000		Newell Rubbermaid, Inc		4.200	04/01/26	131,581
100,000		PVH Corp		4.500	12/15/22	102,250
100,000		Whirlpool Corp		3.700	03/01/23	103,751

		TOTAL CONSUMER DURABLES & APPAREL				414,293

CONSUMER SERVICES - 0.1%
100,000		ADT Corp		6.250	10/15/21	110,875
100,000		Aramark Services, Inc		4.750	06/01/26	105,290
70,000		Speedway Motorsports, Inc		5.125	02/01/23	72,275

		TOTAL CONSUMER SERVICES				288,440

DIVERSIFIED FINANCIALS - 4.8%
200,000		American Express Co		2.500	08/01/22	199,710
50,000		American Express Credit Corp		2.700	03/03/22	50,581
175,000		American Express Credit Corp		3.300	05/03/27	176,579
50,000		Bank of New York Mellon Corp		5.450	05/15/19	52,824
225,000	g	Bayer US Finance LLC		2.375	10/08/19	226,274
200,000	g	Bayer US Finance LLC		3.375	10/08/24	203,564
125,000		Berkshire Hathaway, Inc		3.125	03/15/26	126,369
175,000		Capital One Financial Corp		3.750	03/09/27	176,849
125,000		Credit Suisse		2.300	05/28/19	125,833
200,000	g	Credit Suisse Group AG.		2.997	12/14/23	199,342
200,000		Credit Suisse Group Funding Guernsey Ltd		3.800	06/09/23	206,959
150,000		Credit Suisse Group Funding Guernsey Ltd		3.750	03/26/25	152,740
225,000	g	Daimler Finance North America LLC		2.200	10/30/21	222,430
125,000	g	EDP Finance BV		3.625	07/15/24	126,026
750,000		Ford Motor Credit Co LLC		2.597	11/04/19	756,259
325,000		Ford Motor Credit Co LLC		3.200	01/15/21	331,474

TIAA-CREF LIFE FUNDS - Bond Fund

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE

$ 200,000		Ford Motor Credit Co LLC		3.339%	03/28/22	$203,181
125,000		General Motors Financial Co, Inc		3.950	04/13/24	127,977
300,000		Goldman Sachs Group, Inc		3.500	01/23/25	304,264
100,000		Goldman Sachs Group, Inc		3.691	06/05/28	100,834
125,000		Goldman Sachs Group, Inc		4.800	07/08/44	139,823
100,000		Goldman Sachs Group, Inc		4.750	10/21/45	111,551
200,000	g	GrupoSura Finance S.A.		5.500	04/29/26	218,500
200,000	g	GTH Finance BV		7.250	04/26/23	226,827
200,000	g	ICICI Bank Ltd		4.000	03/18/26	203,294
100,000		International Lease Finance Corp		5.875	08/15/22	111,940
100,000		Legg Mason, Inc		2.700	07/15/19	101,172
100,000		Legg Mason, Inc		3.950	07/15/24	102,433
325,000		Morgan Stanley		1.875	01/05/18	325,319
175,000		Morgan Stanley		2.750	05/19/22	175,659
450,000		Morgan Stanley		3.125	07/27/26	441,209
150,000		Morgan Stanley		3.625	01/20/27	152,087
50,000		National Rural Utilities Cooperative Finance Corp		10.375	11/01/18	54,533
100,000		ORIX Corp		2.900	07/18/22	100,349
125,000		Raymond James Financial, Inc		4.950	07/15/46	134,351
350,000		Shire Acquisitions Investments Ireland DAC		3.200	09/23/26	344,893
125,000		TD Ameritrade Holding Corp		3.300	04/01/27	126,221
150,000	g	UBS Group Funding Jersey Ltd		2.950	09/24/20	152,324
200,000	g	UBS Group Funding Jersey Ltd		2.650	02/01/22	199,148
175,000		Unilever Capital Corp		2.900	05/05/27	172,792
750,000		Wells Fargo & Co		2.100	07/26/21	742,877
525,000		Wells Fargo & Co		2.625	07/22/22	525,862
200,000		Wells Fargo & Co		3.069	01/24/23	203,371
225,000		Wells Fargo & Co		3.584	05/22/28	227,806

		TOTAL DIVERSIFIED FINANCIALS				9,364,410

ENERGY - 3.0%
100,000		Anadarko Petroleum Corp		5.550	03/15/26	111,491
250,000		BP Capital Markets plc		1.375	05/10/18	249,841
300,000		BP Capital Markets plc		2.315	02/13/20	302,582
100,000		BP Capital Markets plc		2.520	09/19/22	100,071
125,000		BP Capital Markets plc		3.279	09/19/27	124,760
150,000		Canadian Natural Resources Ltd		3.850	06/01/27	151,513
125,000	g	Cenovus Energy, Inc		5.400	06/15/47	125,281
10,000		Cheniere Corpus Christi Holdings LLC		7.000	06/30/24	11,362
100,000		Devon Energy Corp		4.750	05/15/42	101,186
50,000		Ecopetrol S.A.		5.875	09/18/23	55,525
100,000		EnCana Corp		3.900	11/15/21	103,025
155,000		EnLink Midstream Partners LP		4.850	07/15/26	162,130
100,000		Enterprise Products Operating LLC		3.700	02/15/26	102,665
75,000		Enterprise Products Operating LLC		4.450	02/15/43	77,058
50,000		Enterprise Products Operating LLC		4.850	03/15/44	53,654
25,000		EP Energy LLC		6.375	06/15/23	15,437
175,000		EQT Corp		3.900	10/01/27	174,954
75,000		Exterran Partners LP		6.000	10/01/22	72,938
200,000		Exxon Mobil Corp		2.222	03/01/21	201,467
50,000		Ferrellgas Partners LP		6.750	01/15/22	48,500
75,000		Hess Corp		4.300	04/01/27	74,623
100,000		Husky Energy, Inc		3.950	04/15/22	104,383

TIAA-CREF LIFE FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$ 100,000		Magellan Midstream Partners LP	4.200%	10/03/47	$98,215
150,000		Marathon Oil Corp	2.700	06/01/20	149,970
25,000		Marathon Oil Corp	5.200	06/01/45	25,163
50,000		Marathon Petroleum Corp	4.750	09/15/44	49,713
52,000		Noble Energy, Inc	5.625	05/01/21	53,560
150,000		Noble Energy, Inc	3.850	01/15/28	150,229
200,000		ONE Gas, Inc	2.070	02/01/19	200,274
100,000		ONE Gas, Inc	3.610	02/01/24	103,995
100,000		Petrobras Global Finance BV	6.125	01/17/22	107,500
50,000		Petrobras Global Finance BV	7.250	03/17/44	52,063
50,000		Petroleos Mexicanos	5.500	02/04/19	52,100
75,000		Petroleos Mexicanos	6.375	02/04/21	82,163
150,000		Petroleos Mexicanos	3.500	01/30/23	147,750
80,000		Petroleos Mexicanos	4.250	01/15/25	79,536
150,000	g	Petroleos Mexicanos	6.500	03/13/27	166,538
75,000		Phillips 66	4.875	11/15/44	81,692
45,000		Pioneer Natural Resources Co	7.500	01/15/20	50,071
150,000		Pioneer Natural Resources Co	3.450	01/15/21	153,340
125,000		Pioneer Natural Resources Co	4.450	01/15/26	133,228
100,000		Plains All American Pipeline LP	4.500	12/15/26	101,451
32,000		Questar Market Resources, Inc	6.875	03/01/21	33,680
175,000		Sabine Pass Liquefaction LLC	4.200	03/15/28	176,334
75,000		Shell International Finance BV	2.375	08/21/22	75,186
75,000		Shell International Finance BV	4.000	05/10/46	75,807
100,000		Statoil ASA	1.200	01/17/18	99,943
200,000		Statoil ASA	2.450	01/17/23	199,567
125,000		Sunoco Logistics Partners Operations LP	4.000	10/01/27	124,476
10,000		Tesoro Logistics LP	6.125	10/15/21	10,313
10,000		Tesoro Logistics LP	6.375	05/01/24	10,850
100,000		TransCanada PipeLines Ltd	5.850	03/15/36	123,642
50,000		Vale Overseas Ltd	4.375	01/11/22	52,122
25,000		Vale Overseas Ltd	6.875	11/21/36	28,625
150,000	g	YPF S.A.	6.950	07/21/27	159,000

		TOTAL ENERGY			5,732,542

FOOD & STAPLES RETAILING - 0.5%
100,000		Albertsons Cos LLC	6.625	06/15/24	93,125
121,000		CVS Health Corp	3.875	07/20/25	126,160
275,000		CVS Health Corp	2.875	06/01/26	265,561
140,000		Ingles Markets, Inc	5.750	06/15/23	136,850
100,000		Kroger Co	3.700	08/01/27	98,933
100,000		SYSCO Corp	3.250	07/15/27	99,644
100,000		Walgreens Boots Alliance, Inc	3.450	06/01/26	99,626

		TOTAL FOOD & STAPLES RETAILING			919,899

FOOD, BEVERAGE & TOBACCO - 1.0%
250,000		Anheuser-Busch InBev Finance, Inc	2.650	02/01/21	253,999
150,000		Anheuser-Busch InBev Finance, Inc	3.300	02/01/23	155,467
100,000		Anheuser-Busch InBev Worldwide, Inc	4.950	01/15/42	113,189
250,000	g	BAT Capital Corp	3.557	08/15/27	250,761
225,000		Constellation Brands, Inc	6.000	05/01/22	257,197
150,000	g	Heineken NV	3.500	01/29/28	153,019
100,000	g	Heineken NV	4.350	03/29/47	105,829

TIAA-CREF LIFE FUNDS - Bond Fund

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE

$ 100,000		Mead Johnson Nutrition Co		3.000%	11/15/20	$102,715
275,000		PepsiCo, Inc		3.450	10/06/46	261,488
175,000	g	Pernod-Ricard S.A.		4.250	07/15/22	187,957
100,000		Tyson Foods, Inc		3.550	06/02/27	101,106

		TOTAL FOOD, BEVERAGE & TOBACCO				1,942,727

HEALTH CARE EQUIPMENT & SERVICES - 1.0%
250,000		Becton Dickinson and Co		3.700	06/06/27	251,961
200,000		Cardinal Health, Inc		3.410	06/15/27	200,597
100,000		Covidien International Finance S.A.		3.200	06/15/22	103,127
200,000		Express Scripts Holding Co		3.400	03/01/27	197,083
15,000		HCA, Inc		6.500	02/15/20	16,331
150,000		HCA, Inc		5.875	03/15/22	166,125
30,000		LifePoint Health, Inc		5.375	05/01/24	31,163
200,000		Medtronic, Inc		4.625	03/15/45	227,503
100,000		Thermo Fisher Scientific, Inc		2.400	02/01/19	100,674
100,000		Thermo Fisher Scientific, Inc		3.300	02/15/22	103,383
125,000		Thermo Fisher Scientific, Inc		3.150	01/15/23	127,180
100,000		Thermo Fisher Scientific, Inc		2.950	09/19/26	97,830
100,000		Thermo Fisher Scientific, Inc		3.200	08/15/27	98,399
125,000		Thermo Fisher Scientific, Inc		4.100	08/15/47	125,250
55,000		Zimmer Holdings, Inc		3.550	04/01/25	55,515

		TOTAL HEALTH CARE EQUIPMENT & SERVICES				1,902,121

HOUSEHOLD & PERSONAL PRODUCTS - 0.0%
20,000		Ecolab, Inc		2.700	11/01/26	19,209

		TOTAL HOUSEHOLD & PERSONAL PRODUCTS				19,209

INSURANCE - 1.5%
100,000		ACE INA Holdings, Inc		2.875	11/03/22	101,816
125,000		Aetna, Inc		1.500	11/15/17	124,984
100,000		Allstate Corp		3.280	12/15/26	101,769
100,000		Allstate Corp		5.750	08/15/53	109,750
100,000		American Financial Group, Inc		3.500	08/15/26	100,047
200,000		American International Group, Inc		2.300	07/16/19	200,974
90,000		American International Group, Inc		3.750	07/10/25	92,911
150,000		Aon plc		3.875	12/15/25	157,808
200,000		Children’s Hospital Medic		4.268	05/15/44	212,722
20,000		Cigna Corp		5.125	06/15/20	21,506
100,000		Cigna Corp		4.500	03/15/21	106,515
100,000		CNA Financial Corp		3.950	05/15/24	104,198
100,000		CNA Financial Corp		3.450	08/15/27	99,170
100,000		Hartford Financial Services Group, Inc		4.300	04/15/43	103,556
100,000		Humana, Inc		3.950	03/15/27	104,541
125,000		Mercury General Corp		4.400	03/15/27	128,526
100,000		MetLife, Inc		3.600	11/13/25	103,936
100,000	g	Prudential Funding LLC		6.750	09/15/23	118,640
25,000		Travelers Cos, Inc		5.800	05/15/18	25,655
100,000		Travelers Cos, Inc		4.000	05/30/47	103,530
150,000		UnitedHealth Group, Inc		3.750	07/15/25	159,124
100,000		UnitedHealth Group, Inc		3.450	01/15/27	103,459
50,000		UnitedHealth Group, Inc		4.250	04/15/47	53,933
250,000		WellPoint, Inc		3.125	05/15/22	255,227
25,000		WR Berkley Corp		5.375	09/15/20	26,971

		TOTAL INSURANCE				2,821,268

TIAA-CREF LIFE FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

MATERIALS - 1.9%
$100,000		Agrium, Inc	4.125%	03/15/35	$101,550
200,000	g	Air Liquide Finance S.A.	1.750	09/27/21	195,490
35,000		Air Products & Chemicals, Inc	4.375	08/21/19	36,688
100,000		Albemarle Corp	5.450	12/01/44	115,902
25,000		Barrick Gold Corp	3.850	04/01/22	26,518
25,000		Berry Plastics Corp	6.000	10/15/22	26,531
40,000		BHP Billiton Finance USA Ltd	5.000	09/30/43	47,273
50,000		Blue Cube Spinco, Inc	9.750	10/15/23	60,750
50,000		Blue Cube Spinco, Inc	10.000	10/15/25	61,062
200,000	g	Cemex SAB de C.V.	7.750	04/16/26	229,800
100,000		Corning, Inc	1.450	11/15/17	99,948
200,000	g	Corp Nacional del Cobre de Chile-CODELCO	4.500	09/16/25	214,025
200,000	g	Corp Nacional del Cobre de Chile-CODELCO	3.625	08/01/27	199,426
100,000	g	CRH America Finance, Inc	3.400	05/09/27	100,412
55,000		Crown Americas LLC	4.500	01/15/23	57,887
200,000	g	Equate Petrochemical BV	3.000	03/03/22	198,295
100,000	g	Georgia-Pacific LLC	3.600	03/01/25	103,302
25,000	g	Glencore Funding LLC	4.625	04/29/24	26,485
50,000	g	Glencore Funding LLC	4.000	03/27/27	50,282
50,000		Hexion US Finance Corp	6.625	04/15/20	44,750
50,000		International Paper Co	4.400	08/15/47	50,545
200,000	g	Inversiones CMPC S.A.	4.375	04/04/27	203,648
200,000	g	Klabin Finance S.A.	4.875	09/19/27	198,480
75,000		LYB International Finance II BV	3.500	03/02/27	74,566
150,000		Newmont Mining Corp	4.875	03/15/42	160,395
25,000		Nucor Corp	4.000	08/01/23	26,504
25,000		Nucor Corp	5.200	08/01/43	29,077
80,000	g	Owens-Brockway Glass Container, Inc	5.875	08/15/23	88,400
150,000		Packaging Corp of America	3.650	09/15/24	152,813
100,000		Potash Corp of Saskatchewan, Inc	3.625	03/15/24	101,596
70,000	g	Sealed Air Corp	5.250	04/01/23	75,425
100,000		Sherwin-Williams Co	3.450	06/01/27	100,423
25,000		Sherwin-Williams Co	4.500	06/01/47	26,149
25,000		Steel Dynamics, Inc	5.125	10/01/21	25,719
200,000	g	Suzano Austria GmbH	5.750	07/14/26	214,860
50,000		Teck Resources Ltd	3.750	02/01/23	50,635
45,000	g	Univar, Inc	6.750	07/15/23	47,138

		TOTAL MATERIALS			3,622,749

MEDIA - 1.7%
500,000		21st Century Fox America, Inc	3.000	09/15/22	509,478
50,000		21st Century Fox America, Inc	6.900	08/15/39	67,450
100,000		AMC Entertainment, Inc	5.875	02/15/22	100,750
150,000		CBS Corp	2.300	08/15/19	150,803
100,000		CBS Corp	2.900	01/15/27	94,513
100,000		CBS Corp	3.375	02/15/28	97,448
75,000		Charter Communications Operating LLC	3.579	07/23/20	76,980
75,000		Charter Communications Operating LLC	4.464	07/23/22	79,206
325,000		Charter Communications Operating LLC	4.908	07/23/25	347,312

TIAA-CREF LIFE FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$ 75,000		Cinemark USA, Inc	4.875%	06/01/23	$75,750
300,000		Comcast Corp	3.200	07/15/36	281,443
100,000		Discovery Communications LLC	2.950	03/20/23	100,078
100,000		Discovery Communications LLC	3.950	03/20/28	99,725
50,000	g	EMI Music Publishing Group North America Holdings, Inc	7.625	06/15/24	55,625
15,000	g	Gannett Co, Inc	4.875	09/15/21	15,375
80,000	g	Gannett Co, Inc	5.500	09/15/24	84,200
100,000	g	NBC Universal Enterprise, Inc	1.662	04/15/18	100,080
125,000	g	NBC Universal Enterprise, Inc	1.974	04/15/19	125,404
50,000	g	Nielsen Finance LLC	5.000	04/15/22	51,813
50,000		Outfront Media Capital LLC	5.250	02/15/22	51,688
50,000	g	Sirius XM Radio, Inc	5.375	07/15/26	52,625
75,000		Time Warner Cable, Inc	5.875	11/15/40	82,263
450,000		Time Warner, Inc	2.100	06/01/19	450,696
100,000		Time Warner, Inc	3.800	02/15/27	100,012

		TOTAL MEDIA			3,250,717

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 2.0%
100,000		Abbott Laboratories	3.875	09/15/25	103,314
400,000		Abbott Laboratories	3.750	11/30/26	410,274
100,000		Abbott Laboratories	5.300	05/27/40	112,691
425,000		AbbVie, Inc	2.500	05/14/20	430,028
300,000		AbbVie, Inc	3.200	05/14/26	300,489
350,000		Actavis Funding SCS	3.800	03/15/25	363,356
100,000		Actavis Funding SCS	4.550	03/15/35	106,645
100,000		Amgen, Inc	1.850	08/19/21	98,243
150,000		Amgen, Inc	2.600	08/19/26	142,408
100,000		AstraZeneca plc	3.125	06/12/27	98,775
75,000		Celgene Corp	3.625	05/15/24	78,110
250,000		Celgene Corp	3.875	08/15/25	263,686
150,000		Gilead Sciences, Inc	2.950	03/01/27	148,543
75,000		Gilead Sciences, Inc	4.150	03/01/47	77,246
150,000		Johnson & Johnson	2.950	03/03/27	152,102
100,000		Johnson & Johnson	3.625	03/03/37	104,321
100,000		Mylan NV	3.750	12/15/20	103,660
25,000		Mylan NV	3.950	06/15/26	25,443
175,000		Novartis Capital Corp	3.000	11/20/25	178,599
200,000		Novartis Capital Corp	3.100	05/17/27	203,296
73,000		Perrigo Finance plc	4.900	12/15/44	73,948
50,000		Pfizer, Inc	4.125	12/15/46	53,359
200,000	g	Roche Holdings, Inc	2.375	01/28/27	189,835
150,000		Teva Pharmaceutical Finance Netherlands III BV	3.150	10/01/26	138,230

		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES			3,956,601

REAL ESTATE - 2.5%
100,000		Alexandria Real Estate Equities, Inc	3.950	01/15/27	102,037
100,000		Alexandria Real Estate Equities, Inc	3.950	01/15/28	101,803
200,000		American Tower Corp	3.300	02/15/21	204,892
50,000		American Tower Corp	4.400	02/15/26	52,858
150,000		Brandywine Operating Partnership LP	4.100	10/01/24	150,597
100,000		Brixmor Operating Partnership LP	3.875	08/15/22	103,001
100,000		Brixmor Operating Partnership LP	3.650	06/15/24	99,464

TIAA-CREF LIFE FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$ 200,000		Brixmor Operating Partnership LP	3.850%	02/01/25	$200,066
100,000		Brixmor Operating Partnership LP	4.125	06/15/26	100,797
35,000		Camden Property Trust	4.625	06/15/21	37,246
100,000		Camden Property Trust	2.950	12/15/22	99,871
100,000		Crown Castle International Corp	2.250	09/01/21	98,596
110,000		Crown Castle International Corp	4.875	04/15/22	119,710
75,000		Crown Castle International Corp	3.650	09/01/27	74,926
100,000		DCT Industrial Operating Partnership LP	4.500	10/15/23	105,324
100,000		DDR Corp	3.625	02/01/25	97,184
75,000		DDR Corp	4.250	02/01/26	75,195
100,000		DDR Corp	4.700	06/01/27	102,982
100,000		Digital Realty Trust LP	3.700	08/15/27	100,979
100,000		Duke Realty LP	3.250	06/30/26	98,850
100,000		Equity One, Inc	3.750	11/15/22	103,024
75,000		Essex Portfolio LP	3.375	01/15/23	76,282
100,000		Federal Realty Investment Trust	3.250	07/15/27	98,523
25,000		Healthcare Realty Trust, Inc	5.750	01/15/21	27,415
100,000		Healthcare Realty Trust, Inc	3.750	04/15/23	101,651
175,000		Healthcare Realty Trust, Inc	3.875	05/01/25	176,362
100,000		Healthcare Trust of America Holdings LP	3.700	04/15/23	102,433
125,000		Healthcare Trust of America Holdings LP	3.500	08/01/26	122,272
100,000		Highwoods Realty LP	3.875	03/01/27	100,842
100,000		Host Hotels & Resorts LP	4.500	02/01/26	105,165
100,000		Kimco Realty Corp	3.400	11/01/22	102,938
100,000		Liberty Property LP	3.250	10/01/26	97,687
100,000		Mid-America Apartments LP	4.300	10/15/23	106,001
125,000		Mid-America Apartments LP	3.750	06/15/24	128,832
100,000		Mid-America Apartments LP	3.600	06/01/27	100,382
50,000		National Retail Properties, Inc	3.800	10/15/22	51,938
100,000		National Retail Properties, Inc	3.300	04/15/23	101,395
100,000		National Retail Properties, Inc	4.000	11/15/25	102,494
150,000		Regency Centers LP	3.900	11/01/25	153,462
200,000		Regency Centers LP	3.600	02/01/27	199,630
50,000		Weingarten Realty Investors	3.375	10/15/22	50,883
100,000		Weingarten Realty Investors	3.500	04/15/23	100,644
100,000		Weingarten Realty Investors	4.450	01/15/24	105,000
100,000		Weingarten Realty Investors	3.850	06/01/25	101,141
100,000		Weingarten Realty Investors	3.250	08/15/26	95,724
25,000		Welltower, Inc	4.000	06/01/25	26,054

		TOTAL REAL ESTATE			4,764,552

RETAILING - 1.4%
100,000	g	Argos Merger Sub, Inc	7.125	03/15/23	78,030
25,000		Asbury Automotive Group, Inc	6.000	12/15/24	26,125
300,000		AutoZone, Inc	2.500	04/15/21	299,783
15,000		Dollar Tree, Inc	5.750	03/01/23	15,819
125,000		Enable Midstream Partners LP	4.400	03/15/27	127,088
200,000		Home Depot, Inc	2.000	04/01/21	200,069
150,000		Home Depot, Inc	3.350	09/15/25	155,095
100,000		Home Depot, Inc	3.000	04/01/26	100,310
100,000		Home Depot, Inc	3.500	09/15/56	92,144
75,000		L Brands, Inc	6.875	11/01/35	73,125
75,000		L Brands, Inc	6.750	07/01/36	72,548

TIAA-CREF LIFE FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$ 125,000		Macy’s Retail Holdings, Inc	4.500%	12/15/34	$107,524
70,000		Men’s Wearhouse, Inc	7.000	07/01/22	66,675
550,000		O’Reilly Automotive, Inc	3.550	03/15/26	551,070
125,000		O’Reilly Automotive, Inc	3.600	09/01/27	124,863
150,000		Priceline Group, Inc	3.550	03/15/28	150,044
125,000	g	Rolls-Royce plc	2.375	10/14/20	124,827
100,000	g	Rolls-Royce plc	3.625	10/14/25	103,391
100,000		Target Corp	2.500	04/15/26	95,886
125,000		Target Corp	3.625	04/15/46	117,539

		TOTAL RETAILING			2,681,955

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.3%
300,000		Intel Corp	3.150	05/11/27	304,442
125,000		Intel Corp	4.100	05/11/47	132,427
100,000		Maxim Integrated Products, Inc	3.450	06/15/27	100,560
100,000		Texas Instruments, Inc	2.625	05/15/24	99,807

		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT			637,236

SOFTWARE & SERVICES - 0.8%
100,000		Activision Blizzard Inc	2.300	09/15/21	99,411
100,000		Activision Blizzard Inc	3.400	09/15/26	101,129
575,000		Microsoft Corp	2.400	08/08/26	557,166
100,000		Microsoft Corp	4.100	02/06/37	109,134
100,000		Microsoft Corp	4.250	02/06/47	110,489
100,000		NCR Corp	5.875	12/15/21	103,325
50,000	g	Open Text Corp	5.625	01/15/23	52,375
50,000	g	Open Text Corp	5.875	06/01/26	54,875
125,000		Oracle Corp	2.500	05/15/22	126,621
200,000		VMware, Inc	2.950	08/21/22	200,672

		TOTAL SOFTWARE & SERVICES			1,515,197

TECHNOLOGY HARDWARE & EQUIPMENT - 1.1%
200,000		Amphenol Corp	3.125	09/15/21	203,793
250,000		Apple, Inc	3.200	05/11/27	254,419
150,000	g	Broadcom Corp	3.875	01/15/27	154,425
250,000		Cisco Systems, Inc	1.850	09/20/21	247,376
75,000	g	CommScope, Inc	5.000	06/15/21	76,875
75,000	g	CommScope, Inc	5.500	06/15/24	78,469
100,000	g	Diamond Finance Corp	3.480	06/01/19	101,913
225,000	g	Diamond Finance Corp	4.420	06/15/21	236,206
100,000	g	Diamond Finance Corp	6.020	06/15/26	111,015
200,000	g	Millicom International Cellular S.A.	5.125	01/15/28	201,700
100,000		Tyco Electronics Group S.A.	2.375	12/17/18	100,560
150,000		Tyco Electronics Group S.A.	3.500	02/03/22	155,751
100,000		Tyco Electronics Group S.A.	3.700	02/15/26	104,257

		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT			2,026,759

TELECOMMUNICATION SERVICES - 2.1%
125,000		AT&T, Inc	1.400	12/01/17	124,983
200,000		AT&T, Inc	4.600	02/15/21	212,418
125,000		AT&T, Inc	3.400	05/15/25	123,000
125,000		AT&T, Inc	4.250	03/01/27	128,420
250,000		AT&T, Inc	3.900	08/14/27	250,282

TIAA-CREF LIFE FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$ 150,000		AT&T, Inc	4.500%	05/15/35	$148,028
125,000		AT&T, Inc	5.250	03/01/37	131,029
250,000		AT&T, Inc	4.900	08/14/37	252,946
100,000		AT&T, Inc	4.750	05/15/46	96,282
125,000		AT&T, Inc	5.450	03/01/47	132,154
250,000		AT&T, Inc	5.150	02/14/50	251,913
200,000	g	Bharti Airtel International Netherlands BV	5.125	03/11/23	210,634
100,000		Deutsche Telekom International Finance BV	8.750	06/15/30	146,798
50,000		France Telecom S.A.	5.375	01/13/42	58,611
250,000	g	MTN Mauritius Investment Ltd	5.373	02/13/22	258,880
100,000		Telefonica Emisiones SAU	4.103	03/08/27	103,418
50,000		T-Mobile USA, Inc	6.375	03/01/25	53,835
675,000		Verizon Communications, Inc	3.450	03/15/21	701,583
400,000		Verizon Communications, Inc	4.150	03/15/24	423,370
258,000		Verizon Communications, Inc	4.272	01/15/36	253,344
100,000		Verizon Communications, Inc	4.125	08/15/46	90,853

		TOTAL TELECOMMUNICATION SERVICES			4,152,781

TRANSPORTATION - 1.0%
165,000	g	Asciano Finance Ltd	5.000	04/07/18	167,314
125,000		Burlington Northern Santa Fe LLC	4.125	06/15/47	131,965
225,000		Canadian Pacific Railway Co	2.900	02/01/25	223,823
100,000		CSX Corp	3.800	11/01/46	96,103
200,000		Delta Air Lines, Inc	3.625	03/15/22	205,504
125,000		FedEx Corp	3.250	04/01/26	126,607
20,000		FedEx Corp	4.750	11/15/45	21,769
400,000		Kansas City Southern	2.350	05/15/20	398,848
100,000		Kansas City Southern	4.950	08/15/45	111,245
100,000		Norfolk Southern Corp	3.150	06/01/27	99,862
250,000	g	TTX Co	3.600	01/15/25	256,071
100,000		Union Pacific Corp	3.600	09/15/37	101,295

		TOTAL TRANSPORTATION			1,940,406

UTILITIES - 5.0%
100,000		AEP Transmission Co LLC	3.100	12/01/26	100,227
100,000		AEP Transmission Co LLC	4.000	12/01/46	102,975
50,000		AES Corp	4.875	05/15/23	51,250
200,000		AGL Capital Corp	3.875	11/15/25	205,721
100,000		Alabama Power Co	4.150	08/15/44	105,314
100,000		American Water Capital Corp	3.000	12/01/26	98,989
100,000		American Water Capital Corp	4.000	12/01/46	102,763
150,000		American Water Capital Corp	3.750	09/01/47	149,861
100,000	g	APT Pipelines Ltd	4.250	07/15/27	102,839
75,000		Atmos Energy Corp	8.500	03/15/19	82,053
125,000		Baltimore Gas & Electric Co	3.750	08/15/47	124,377
200,000		Black Hills Corp	4.250	11/30/23	213,150
100,000		Black Hills Corp	3.150	01/15/27	97,422
200,000		Carolina Power & Light Co	5.300	01/15/19	209,361
100,000		CMS Energy Corp	3.600	11/15/25	102,182
25,000		Connecticut Light & Power Co	5.500	02/01/19	26,178
125,000		Consolidated Edison Co of New York, Inc	3.850	06/15/46	126,665
150,000		Consolidated Edison Co of New York, Inc	3.875	06/15/47	153,808
100,000		Consolidated Edison, Inc	2.000	05/15/21	99,001

TIAA-CREF LIFE FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$ 100,000		DTE Electric Co	3.750%	08/15/47	$100,982
15,000		Duke Energy Carolinas LLC	4.300	06/15/20	15,897
100,000		Duke Energy Corp	1.800	09/01/21	97,956
150,000		Duke Energy Corp	2.650	09/01/26	143,386
100,000		Duke Energy Corp	3.750	09/01/46	96,269
150,000		Energy Transfer Partners LP	4.750	01/15/26	157,833
100,000		Energy Transfer Partners LP	5.150	02/01/43	97,490
200,000		Energy Transfer Partners LP	5.150	03/15/45	195,280
100,000		Entergy Corp	2.950	09/01/26	96,666
175,000		Exelon Generation Co LLC	3.400	03/15/22	179,774
150,000		Fortis, Inc	3.055	10/04/26	144,376
50,000		Indiana Michigan Power Co	7.000	03/15/19	53,530
100,000		Indiana Michigan Power Co	3.750	07/01/47	98,246
25,000		Integrys Energy Group, Inc	4.170	11/01/20	26,371
100,000		Interstate Power & Light Co	3.700	09/15/46	96,996
200,000	g	KazMunayGas National Co JSC	3.875	04/19/22	201,760
200,000	g	KazTransGas JSC	4.375	09/26/27	198,508
100,000		LG&E and KU Energy LLC	3.750	11/15/20	103,979
200,000	g	Listrindo Capital BV	4.950	09/14/26	203,000
100,000		MidAmerican Energy Co	4.250	05/01/46	107,043
200,000	g	Minejesa Capital BV	4.625	08/10/30	203,847
80,000		MPLX LP	4.000	02/15/25	81,326
100,000		MPLX LP	4.125	03/01/27	101,776
100,000		MPLX LP	5.200	03/01/47	104,640
200,000	g	NBK SPC Ltd	2.750	05/30/22	198,239
250,000		NextEra Energy Capital Holdings, Inc	3.550	05/01/27	256,401
175,000		NiSource Finance Corp	3.490	05/15/27	177,059
50,000		NiSource Finance Corp	4.800	02/15/44	55,309
125,000		NiSource Finance Corp	3.950	03/30/48	123,117
100,000		Northeast Utilities	1.450	05/01/18	99,963
125,000		Northern States Power Co	3.600	09/15/47	123,224
100,000		NRG Energy, Inc	6.250	05/01/24	104,000
125,000		Oncor Electric Delivery Co LLC	2.150	06/01/19	125,041
100,000		ONEOK, Inc	4.000	07/13/27	101,197
125,000		Pacific Gas & Electric Co	4.250	03/15/46	134,434
100,000		Pacific Gas & Electric Co	4.000	12/01/46	104,745
175,000		Phillips 66 Partners LP	3.550	10/01/26	171,135
100,000		Phillips 66 Partners LP	4.900	10/01/46	100,031
300,000		PPL Capital Funding, Inc	4.200	06/15/22	321,138
250,000		PPL Electric Utilities Corp	3.000	09/15/21	256,331
50,000		Progress Energy, Inc	7.050	03/15/19	53,589
80,000		Public Service Co of Colorado	4.750	08/15/41	89,911
100,000		Public Service Co of Oklahoma	5.150	12/01/19	106,238
100,000		Public Service Electric & Gas Co	3.800	03/01/46	101,134
200,000	g	Saka Energi Indonesia PT	4.450	05/05/24	201,785
125,000		Sempra Energy	2.875	10/01/22	125,389
125,000		Southern Co	4.400	07/01/46	130,041
100,000		Southern Co Gas Capital Corp	3.950	10/01/46	95,416
150,000		Southern Power Co	2.500	12/15/21	149,313
150,000		Southern Power Co	4.150	12/01/25	157,752
150,000		Spectra Energy Partners LP	4.500	03/15/45	151,015
55,000		Virginia Electric & Power Co	2.950	01/15/22	56,087
125,000		Virginia Electric & Power Co	3.500	03/15/27	129,574

TIAA-CREF LIFE FUNDS - Bond Fund

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE

$ 100,000		Virginia Electric & Power Co		4.000%	11/15/46	$102,791
50,000		Western Gas Partners LP		4.650	07/01/26	52,387
75,000		Williams Partners LP		3.600	03/15/22	77,469
100,000		Williams Partners LP		4.500	11/15/23	106,402
75,000		Williams Partners LP		4.900	01/15/45	76,056
100,000		Xcel Energy, Inc		3.350	12/01/26	101,255
35,000		Xcel Energy, Inc		4.800	09/15/41	38,512

		TOTAL UTILITIES				9,714,547

		TOTAL CORPORATE BONDS (Cost $78,919,404)				80,388,983

GOVERNMENT BONDS - 42.6%

AGENCY SECURITIES - 0.2%
400,000		Private Export Funding Corp (PEFCO)		2.250	03/15/20	405,080

		TOTAL AGENCY SECURITIES				405,080

FOREIGN GOVERNMENT BONDS - 4.7%
200,000		Argentina Republic Government International Bond		5.625	01/26/22	209,800
200,000	g	Bermuda Government International Bond		3.717	01/25/27	202,500
BRL 350,000		Brazil Notas do Tesouro Nacional Serie F		10.000	01/01/21	114,591
$ 150,000	g	Caisse d’Amortissement de la Dette Sociale		1.875	07/28/20	149,697
200,000		Colombia Government International Bond		2.625	03/15/23	196,250
200,000		Colombia Government International Bond		5.000	06/15/45	205,750
200,000	g	Costa Rica Government International Bond		7.158	03/12/45	216,500
200,000	g	Croatia Government International Bond		6.750	11/05/19	216,713
225,000	g	Ecuador Government International Bond		9.650	12/13/26	237,375
125,000	g	El Salvador Government International Bond		8.625	02/28/29	140,312
100,000		European Investment Bank		4.875	02/15/36	129,049
200,000	g	Export Credit Bank of Turkey		5.375	10/24/23	205,700
250,000	g	Guatemala Government International Bond		4.500	05/03/26	251,875
300,000	g	Guatemala Government International Bond		4.375	06/05/27	297,000
200,000	g	Indonesia Government International Bond		3.850	07/18/27	205,605
193,000	g	Ivory Coast Government International Bond (Step Bond)		5.750	12/31/32	188,533
150,000		Jamaica Government International Bond		8.000	03/15/39	185,625
200,000		Japan Bank for International Cooperation		2.375	04/20/26	194,565
200,000	g,i	Kommunalbanken AS.	LIBOR 3 M + 0.180%	1.496	02/20/18	200,149
250,000	g	Korea Housing Finance Corp		2.000	10/11/21	242,268
350,000	g	Kuwait International Government Bond		2.750	03/20/22	353,531
100,000		Mexico Government International Bond		4.000	10/02/23	105,720
250,000		Mexico Government International Bond		4.150	03/28/27	262,763
200,000		Mexico Government International Bond		4.750	03/08/44	206,100
200,000		Nigeria Government International Bond		5.625	06/27/22	203,540
250,000	g	Oman Government International Bond		6.500	03/08/47	256,996
200,000		Panama Government International Bond		4.500	05/15/47	211,000
200,000	g	Paraguay Government International Bond		4.700	03/27/27	208,500
200,000	g	Perusahaan Penerbit SBSN Indonesia III		3.400	03/29/22	204,000
125,000		Peruvian Government International Bond		5.625	11/18/50	157,812
150,000	g	Provincia de Buenos Aires		7.875	06/15/27	162,570
200,000	g	Provincia de Mendoza Argentina		8.375	05/19/24	220,650

TIAA-CREF LIFE FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$ 250,000		Republic of South Africa Government International Bond	4.850%	09/27/27	$247,518
775,000	g	Saudi Government International Bond	2.875	03/04/23	770,267
200,000	g	Senegal Government International Bond	6.250	05/23/33	205,858
200,000	g	Southern Gas Corridor CJSC	6.875	03/24/26	224,943
200,000	g	Sri Lanka Government International Bond	5.750	01/18/22	211,323
200,000	g	Sri Lanka Government International Bond	6.200	05/11/27	210,201
250,000	g	Ukraine Government International Bond	7.375	09/25/32	243,190
UYU 2,765,000	g	Uruguay Government International Bond	9.875	06/20/22	102,996
$ 125,000		Uruguay Government International Bond	4.375	10/27/27	134,563
70,000		Uruguay Government International Bond	5.100	06/18/50	73,815
200,000	g	Zambia Government International Bond	8.500	04/14/24	214,019

		TOTAL FOREIGN GOVERNMENT BONDS			9,181,732

MORTGAGE BACKED - 15.1%
256,569		Federal Home Loan Mortgage Corp (FHLMC)	3.500	08/15/43	267,472
1,532		Federal Home Loan Mortgage Corp Gold (FGLMC)	6.000	03/01/33	1,723
95,368		FGLMC	6.000	11/01/33	109,689
15,869		FGLMC	5.000	05/01/34	17,318
9,989		FGLMC	6.000	09/01/34	11,333
3,345		FGLMC	5.000	02/01/36	3,669
182		FGLMC	6.500	05/01/36	202
26,971		FGLMC	6.000	08/01/37	30,787
6,138		FGLMC	6.500	09/01/37	6,886
5,164		FGLMC	6.500	11/01/37	5,724
21,725		FGLMC	5.000	04/01/38	23,983
3,614		FGLMC	6.500	05/01/38	4,044
4,546		FGLMC	5.500	01/01/39	5,005
17,159		FGLMC	5.000	07/01/39	18,831
25,743		FGLMC	5.000	01/01/40	28,249
393,909		FGLMC	3.500	04/01/45	409,230
1,491,628		FGLMC	3.500	10/01/45	1,548,786
701,712		FGLMC	4.000	12/01/45	747,137
613,620		FGLMC	3.500	08/01/46	636,942
43,954		Federal National Mortgage Association (FNMA)	6.000	08/01/21	46,386
1,383		FNMA	5.500	09/01/24	1,529
118,208		FNMA	3.500	01/01/26	123,446
254,632		FNMA	3.500	06/01/32	266,676
986,510		FNMA	3.500	07/01/32	1,029,136
10,274		FNMA	6.500	07/01/32	11,677
497,364		FNMA	2.500	08/01/32	501,281
549,579		FNMA	3.000	08/01/32	564,900
239,672		FNMA	5.500	03/01/34	268,661
19,405		FNMA	6.500	02/01/35	21,502
192,814		FNMA	5.000	05/01/35	212,465
7,565		FNMA	7.500	07/01/35	7,615
266,398		FNMA	5.000	02/01/36	293,554
5,032		FNMA	6.500	09/01/36	5,576
12,344		FNMA	7.000	02/01/37	13,419
22,492		FNMA	7.000	04/01/37	26,463
1,910		FNMA	6.500	08/01/37	2,116
2,864		FNMA	7.000	11/01/37	3,186
1,123		FNMA	6.500	02/01/38	1,244

TIAA-CREF LIFE FUNDS - Bond Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE

$ 226	FNMA	6.500%	03/01/38	$251
58,738	FNMA	6.500	07/01/39	65,087
226,037	FNMA	4.500	09/01/39	247,516
181,265	FNMA	4.500	10/01/39	198,488
70,436	FNMA	5.000	03/01/40	78,186
735,219	FNMA	5.500	07/01/40	823,643
330,644	FNMA	6.000	10/01/40	376,752
145,808	FNMA	5.000	02/01/41	162,853
122,665	FNMA	5.000	07/01/41	134,175
523,606	FNMA	4.500	08/01/42	569,692
516,432	FNMA	4.500	10/01/43	562,092
412,876	FNMA	4.500	10/01/44	449,853
775,726	FNMA	4.500	11/01/44	845,589
807,704	FNMA	4.000	12/01/44	857,447
511,189	FNMA	3.000	02/25/45	519,256
2,654,560	FNMA	4.000	07/01/45	2,834,241
448,122	FNMA	4.000	09/01/45	477,778
904,711	FNMA	3.500	01/01/46	937,854
606,747	FNMA	4.000	01/01/46	645,939
1,619,916	FNMA	3.000	11/01/46	1,625,499
1,755,758	FNMA	3.000	12/01/46	1,761,809
991,071	FNMA	3.500	12/01/46	1,022,053
978,500	FNMA	3.500	01/01/47	1,009,089
1,099,751	FNMA	3.500	02/01/47	1,134,131
7,434	Government National Mortgage Association (GNMA)	5.000	03/15/34	8,116
79,194	GNMA	5.000	06/15/34	86,781
7,578	GNMA	5.000	04/15/38	8,342
3,847	GNMA	6.000	08/15/38	4,336
3,840	GNMA	6.000	08/20/38	4,348
19,342	GNMA	4.500	04/15/40	20,710
280,531	GNMA	3.500	09/20/44	293,415
1,050,646	GNMA	3.500	06/20/47	1,093,369
2,045,227	GNMA	3.000	08/20/47	2,075,415
1,010,936	GNMA	3.500	08/20/47	1,052,043

	TOTAL MORTGAGE BACKED			29,263,990

U.S. TREASURY SECURITIES - 22.6%
1,000,000	United States Treasury Bond	3.125	11/15/41	1,057,344
2,935,700	United States Treasury Bond	3.000	11/15/45	3,019,184
290,000	United States Treasury Bond	2.500	05/15/46	269,303
1,865,000	United States Treasury Bond	2.875	11/15/46	1,869,954
1,630,000	United States Treasury Bond	3.000	05/15/47	1,676,035
250,000	United States Treasury Note	0.750	02/28/18	249,551
400,000	United States Treasury Note	0.875	03/31/18	399,249
3,500,000	United States Treasury Note	0.875	05/31/18	3,491,113
1,750,000	United States Treasury Note	0.625	06/30/18	1,741,455
1,850,000	United States Treasury Note	0.750	08/31/18	1,839,738
1,000,000	United States Treasury Note	0.750	09/30/18	993,945
255,000	United States Treasury Note	1.250	12/31/18	254,522
900,000	United States Treasury Note	1.125	01/31/19	896,520
75,000	United States Treasury Note	1.125	02/28/19	74,695
170,000	United States Treasury Note	1.250	04/30/19	169,495
480,000	United States Treasury Note	1.250	05/31/19	478,463

TIAA-CREF LIFE FUNDS - Bond Fund

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE

$ 220,000		United States Treasury Note		1.375%	07/31/19	$219,622
1,045,000		United States Treasury Note		0.875	09/15/19	1,032,795
785,000		United States Treasury Note		1.625	03/15/20	786,104
2,000,000		United States Treasury Note		1.500	05/15/20	1,995,625
4,510,000		United States Treasury Note		1.375	09/15/20	4,477,937
2,158,000		United States Treasury Note		1.375	05/31/21	2,128,159
2,980,000		United States Treasury Note		1.625	08/31/22	2,938,094
300,000		United States Treasury Note		1.625	04/30/23	293,707
1,000,000		United States Treasury Note		1.625	05/31/23	978,047
2,405,000		United States Treasury Note		2.250	12/31/23	2,426,513
3,605,000		United States Treasury Note		2.125	03/31/24	3,604,155
300,000		United States Treasury Note		2.000	04/30/24	297,574
1,000,000		United States Treasury Note		2.000	06/30/24	990,664
1,000,000		United States Treasury Note		2.125	07/31/24	998,008
2,040,000		United States Treasury Note		2.250	08/15/27	2,025,178

		TOTAL U.S. TREASURY SECURITIES				43,672,748

		TOTAL GOVERNMENT BONDS (Cost $82,194,065)				82,523,550

STRUCTURED ASSETS - 10.4%

ASSET BACKED - 3.8%
66,686	i	ACE Securities Corp Home Equity Loan Trust	LIBOR 1 M + 0.735%	1.972	08/25/35	66,773
		Series - 2005 HE5 (Class M2)
14,208		AmeriCredit Automobile Receivables Trust		1.270	07/08/19	14,207
		Series - 2014 4 (Class A3)
200,000		AmeriCredit Automobile Receivables Trust		3.340	08/08/21	202,784
		Series - 2015 3 (Class D)
200,000	g	Avis Budget Rental Car Funding AESOP LLC		3.040	03/20/19	200,546
		Series - 2012 3A (Class B)
1,000,000	g	Capital Automotive REIT		3.660	10/15/44	1,011,679
		Series - 2014 1A (Class A)
497,917	g	Capital Automotive REIT		3.870	04/15/47	502,056
		Series - 2017 1A (Class A1)
144,702	g,i	CBRE Realty Finance	LIBOR 3 M + 0.300%	1.603	04/07/52	4,472
		Series - 2007 1A (Class A2)
17,045		Centex Home Equity		5.540	01/25/32	17,022
		Series - 2002 A (Class AF6)
487,500	g	DB Master Finance LLC		3.262	02/20/45	488,265
		Series - 2015 1A (Class A2I)
500,000	g,h	DB Master Finance LLC		3.629	11/20/47	501,713
		Series - 2017 1A (Class A2I)
641,875	g	Domino’s Pizza Master Issuer LLC		3.484	10/25/45	648,589
		Series - 2015 1A (Class A2I)
493,750	g	Domino’s Pizza Master Issuer LLC		4.474	10/25/45	509,367
		Series - 2015 1A (Class A2II)
500,000	g	Domino’s Pizza Master Issuer LLC		3.082	07/25/47	497,645
		Series - 2017 1A (Class A2II)
102,320	i	Lehman XS Trust		6.500	06/25/46	86,520
		Series - 2006 13 (Class 2A1)
991,117	g	MVW Owner Trust		2.420	12/20/34	989,233
		Series - 2017 1A (Class A)

TIAA-CREF LIFE FUNDS - Bond Fund

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE

$ 68,752	g,i	Orange Lake Timeshare Trust		3.030%	07/09/29	$68,455
		Series - 2014 AA (Class B)
70,125		Residential Funding Mortgage Securities II, Inc (Step Bond)		6.060	02/25/36	73,397
		Series - 2006 HI1 (Class M2)
26,906	g	Sierra Receivables Funding Co LLC		1.590	11/20/29	26,885
		Series - 2013 1A (Class A)
43,050	g	Sierra Receivables Funding Co LLC		2.390	11/20/29	43,047
		Series - 2013 1A (Class B)
299,157	g	SLM Student Loan Trust		3.830	01/17/45	304,425
		Series - 2012 A (Class A2)
165,650	g	SolarCity LMC		4.020	07/20/44	161,458
		Series - 2014 2 (Class A)
183,328	g	SpringCastle America Funding LLC		3.050	04/25/29	184,549
		Series - 2016 AA (Class A)
742,500	g	Taco Bell Funding LLC		3.832	05/25/46	756,979
		Series - 2016 1A (Class A2I)
45,691	†,g,m	Wachovia Amortization Controlled Heloc NIM		5.683	08/12/47	45,882
		Series - 2006 N1 (Class N1)

		TOTAL ASSET BACKED				7,405,948

OTHER MORTGAGE BACKED - 6.6%
68,497	g	Banc of America Commercial Mortgage Trust		5.416	01/15/49	68,849
		Series - 2007 1 (Class AM)
80,483	i	Banc of America Commercial Mortgage Trust		5.482	01/15/49	80,370
		Series - 2007 1 (Class AMFX)
165,000	g,i	Banc of America Commercial Mortgage Trust		5.821	02/10/51	164,546
		Series - 2007 4 (Class E)
150,000	g,i	Banc of America Commercial Mortgage Trust		6.000	02/10/51	149,624
		Series - 2007 4 (Class D)
200,000	g	BBCMS Trust		4.197	08/10/35	216,703
		Series - 2015 SRCH (Class A2)
1,175,000	i	Bear Stearns Commercial Mortgage Securities Trust		6.120	09/11/42	1,174,470
		Series - 2007 T28 (Class AJ)
1,000,000		CGMS Commercial Mortgage Trust		3.197	08/15/50	1,004,118
		Series - 2017 B1 (Class A3)
98,482	i	CHL Mortgage Pass-Through Trust Series - 2004 HYB9 (Class 1A1)		3.358	02/20/35	99,371
304,604	g,i	Citigroup Mortgage Loan Trust	LIBOR 1 M + 0.180%	1.414	05/25/37	296,044
		Series - 2015 8 (Class 1A1)
1,013,637	i	COBALT CMBS Commercial Mortgage Trust		5.771	05/15/46	1,028,639
		Series - 2007 C3 (Class AJ)
946,931	i	Connecticut Avenue Securities	LIBOR 1 M + 1.300%	2.537	04/25/29	957,968
		Series - 2016 C06 (Class 1M1)
7,801	i	Credit Suisse Commercial Mortgage Trust		5.903	09/15/39	7,840
		Series - 2007 C4 (Class A1AJ)
79,513	i	Credit Suisse Commercial Mortgage Trust		5.625	01/15/49	81,499
		Series - 2007 C2 (Class AJ)
175,000	g,i	DBUBS Mortgage Trust		5.685	11/10/46	190,045
		Series - 2011 LC1A (Class C)

TIAA-CREF LIFE FUNDS - Bond Fund

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE

$ 364,000	g,i	JP Morgan Chase Commercial Mortgage Securities Trust		5.802%	02/15/46	$383,415
		Series - 2011 C3 (Class D)
100,000	g,i	JP Morgan Chase Commercial Mortgage Securities Trust		5.581	07/15/46	107,186
		Series - 2011 C4 (Class C)
31,811	i	LB-UBS Commercial Mortgage Trust		5.533	02/15/40	31,791
		Series - 2007 C1 (Class C)
250,000	i	LB-UBS Commercial Mortgage Trust		5.563	02/15/40	249,832
		Series - 2007 C1 (Class D)
307,080	i	LB-UBS Commercial Mortgage Trust		6.114	07/15/40	306,987
		Series - 2007 C6 (Class AM)
268,216	g,i	LVII Resecuritization Trust	LIBOR 1 M + 2.800%	4.039	07/25/47	268,803
		Series - 2015 A (Class A)
170,000	i	Merrill Lynch Mortgage Trust		6.665	02/12/51	170,795
		Series - 0 C1 (Class AJA)
409,065	i	Morgan Stanley Capital I Trust		5.389	11/12/41	409,340
		Series - 2006 HQ10 (Class AJ)
465,858	i	Morgan Stanley Capital I Trust		5.907	06/11/49	467,375
		Series - 2007 IQ15 (Class AJ)
250,000	i	Structured Agency Credit Risk Debt Note (STACR)	LIBOR 1 M + 2.200%	3.437	09/25/24	258,175
		Series - 2014 HQ2 (Class M2)
115,410	i	Structured Agency Credit Risk Debt Note (STACR)	LIBOR 1 M + 2.200%	3.437	03/25/25	116,378
		Series - 2015 HQ1 (Class M2)
250,000	i	Structured Agency Credit Risk Debt Note (STACR)	LIBOR 1 M + 3.800%	5.037	03/25/25	269,224
		Series - 2015 HQ1 (Class M3)
15,039	i	Structured Agency Credit Risk Debt Note (STACR)	LIBOR 1 M + 1.100%	2.337	05/25/25	15,046
		Series - 2015 HQ2 (Class M1)
275,000	i	Structured Agency Credit Risk Debt Note (STACR)	LIBOR 1 M + 1.950%	3.187	05/25/25	279,851
		Series - 2015 HQ2 (Class M2)
1,000,000	h,i	Structured Agency Credit Risk Debt Note (STACR)	LIBOR 1 M + 0.750%	1.984	03/25/30	1,001,641
		Series - 2017 DNA3 (Class M1)
342,652	i	Wachovia Bank Commercial Mortgage Trust		5.818	05/15/46	342,558
		Series - 2007 C34 (Class AM)
1,200,000	i	Wachovia Bank Commercial Mortgage Trust		6.274	05/15/46	1,218,757
		Series - 2007 C34 (Class AJ)
200,000	i	Wachovia Bank Commercial Mortgage Trust		6.148	04/15/47	205,798
		Series - 2007 C31 (Class C)
42,976	i	Wachovia Bank Commercial Mortgage Trust		5.953	02/15/51	42,939
		Series - 2007 C33 (Class AM)
1,000,000		Wells Fargo Commercial Mortgage Trust		3.157	09/15/50	1,001,814
		Series - 2017 C39 (Class A4)
50,000	g,i	Wells Fargo Mortgage Backed Securities Trust		5.276	11/15/43	53,357
		Series - 2010 C1 (Class B)

		TOTAL OTHER MORTGAGE BACKED				12,721,148

		TOTAL STRUCTURED ASSETS (Cost $20,098,402)				20,127,096

		TOTAL BONDS (Cost $181,211,871)				183,039,629

TIAA-CREF LIFE FUNDS - Bond Fund

SHARES		COMPANY	RATE	MATURITY DATE	VALUE

PREFERRED STOCKS - 0.1%

BANKS - 0.1%
5,517	*	Federal Home Loan Mortgage Corp	8.375%	12/30/49	$37,681
17,265	*	Federal National Mortgage Association	8.250	12/30/49	120,337

		TOTAL BANKS			158,018

		TOTAL PREFERRED STOCKS (Cost $569,550)			158,018

PRINCIPAL		ISSUER

SHORT-TERM INVESTMENTS - 4.6%

GOVERNMENT AGENCY DEBT - 4.6%
$8,850,000		Federal Home Loan Bank (FHLB)	0.700	10/02/17	8,850,000

		TOTAL GOVERNMENT AGENCY DEBT			8,850,000

		TOTAL SHORT-TERM INVESTMENTS (Cost $8,849,827)			8,850,000

		TOTAL INVESTMENTS - 99.8% (Cost $191,666,846)			193,087,658
		OTHER ASSETS & LIABILITIES, NET - 0.2%			450,912

		NET ASSETS - 100.0%			$193,538,570

Abbreviation(s):

BRL	Brazilian Real

ISR	Intercontinental Exchange Swap Rate

LIBOR	London Interbank Offered Rate

M	Month

MTN	Medium Term Note

REIT	Real Estate Investment Trust

USD	United States Dollar

UYU	Uruguayan Peso

Y	Year

*	Non-income producing

†	Security is categorized as Level 3 in the fair value hierarchy.

g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At 9/30/17, the aggregate value of these securities was $29,417,952 or 15.2% of net assets.

h	All or a portion of these securities were purchased on a delayed delivery basis.

i	Floating or variable rate security includes the reference rate and spread, unless the variable rate is based on the underlying asset of the security. Coupon reflects the rate at period end.

m	Indicates a security that has been deemed illiquid.

TIAA-CREF LIFE FUNDS - Money Market Fund

TIAA-CREF LIFE FUNDS

MONEY MARKET FUND

SCHEDULE OF INVESTMENTS (unaudited)

September 30, 2017

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE

SHORT-TERM INVESTMENTS - 100.0%

GOVERNMENT AGENCY DEBT - 67.7%
$ 469,000	Federal Agricultural Mortgage Corp (FAMC)	1.030%	10/03/17	$468,973
158,000	FAMC	1.050	10/06/17	157,977
1,000,000	FAMC	1.040	11/20/17	998,556
524,000	FAMC	1.110	01/30/18	522,045
945,000	Federal Farm Credit Bank (FFCB)	1.000-1.070	10/02/17	944,973
990,000	FFCB	0.990	10/12/17	989,701
250,000	FFCB	0.750	10/16/17	249,922
815,000	FFCB	1.000	10/19/17	814,592
500,000	FFCB	1.000	10/24/17	499,680
1,000,000	FFCB	1.050	10/27/17	999,242
1,000,000	FFCB	1.000	10/30/17	999,194
1,000,000	FFCB	1.000	10/31/17	999,167
250,000	FFCB	1.040	11/01/17	249,776
340,000	FFCB	1.060-1.070	11/03/17	339,669
1,000,000	FFCB	1.050	12/05/17	998,104
280,000	FFCB	1.020	12/14/17	279,413
200,000	FFCB	1.160	12/15/17	199,517
1,000,000	FFCB	1.040	12/28/17	997,458
500,000	Federal Home Loan Bank (FHLB)	0.700	10/02/17	499,990
1,100,000	FHLB	1.030-1.050	10/03/17	1,099,936
1,400,000	FHLB	1.020	10/04/17	1,399,881
1,790,000	FHLB	1.010-1.020	10/10/17	1,789,546
500,000	FHLB	1.055	10/11/17	499,854
1,365,000	FHLB	1.055-1.060	10/13/17	1,364,519
645,000	FHLB	1.070	10/18/17	644,674
250,000	FHLB	1.080	10/19/17	249,865
1,963,000	FHLB	0.990-1.090	10/20/17	1,961,902
978,000	FHLB	1.030-1.065	10/23/17	977,371
1,178,000	FHLB	1.030-1.080	10/25/17	1,177,167
628,000	FHLB	1.035-1.050	11/01/17	627,436
840,000	FHLB	1.030-1.080	11/02/17	839,226
100,000	FHLB	1.080	11/03/17	99,901
500,000	FHLB	1.025	11/08/17	499,459
1,180,000	FHLB	1.005-1.020	11/09/17	1,178,704
1,295,000	FHLB	1.050-1.075	11/10/17	1,293,475
355,000	FHLB	1.040	11/16/17	354,528
990,000	FHLB	1.035	11/21/17	988,548
200,000	FHLB	1.073	11/22/17	199,690
200,000	FHLB	1.070	11/27/17	199,661
1,000,000	FHLB	1.035	11/29/17	998,304
700,000	FHLB	1.020	12/06/17	698,691
500,000	FHLB	1.090	12/07/17	498,986
1,400,000	FHLB	1.040	12/19/17	1,396,805
225,000	FHLB	1.055	12/27/17	224,426

TIAA-CREF LIFE FUNDS - Money Market Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE

$ 250,000	FHLB	1.060%	01/02/18	$249,316
500,000	FHLB	1.050	01/03/18	498,629
195,000	FHLB	1.165	01/05/18	194,394
250,000	FHLB	1.150	01/26/18	249,066
1,170,000	Federal Home Loan Mortgage Corp (FHLMC)	1.010-1.013	10/05/17	1,169,868
600,000	FHLMC	1.040	10/16/17	599,740
765,000	FHLMC	1.015	10/17/17	764,655
250,000	FHLMC	1.020	10/18/17	249,880
500,000	FHLMC	1.025	10/19/17	499,744
500,000	FHLMC	1.000	10/24/17	499,681
1,500,000	FHLMC	0.098-1.000	10/26/17	1,498,972
500,000	FHLMC	1.020	11/02/17	499,547
250,000	FHLMC	1.090	11/10/17	249,697
580,000	FHLMC	1.000	11/21/17	579,178
500,000	FHLMC	1.020	12/04/17	499,093
300,000	FHLMC	1.030	12/06/17	299,433
500,000	FHLMC	1.000	12/14/17	498,972
460,000	FHLMC	1.050	12/18/17	458,953
176,000	FHLMC	1.100	02/21/18	175,231
500,000	Federal National Mortgage Association (FNMA)	0.999	10/04/17	499,958
2,009,000	FNMA	1.010-1.060	10/06/17	2,008,708
1,087,000	FNMA	1.025-1.035	10/11/17	1,086,688
2,490,000	FNMA	0.990-1.040	10/18/17	2,488,819
500,000	FNMA	1.040	10/31/17	499,567
1,000,000	FNMA	1.010	11/01/17	999,130
210,000	FNMA	1.030	11/08/17	209,772
1,000,000	FNMA	1.050	11/15/17	998,688
627,000	FNMA	1.015	11/22/17	626,081
1,545,000	FNMA	0.990	12/12/17	1,541,941
385,000	FNMA	1.030	12/13/17	384,196

	TOTAL GOVERNMENT AGENCY DEBT			54,548,101

TREASURY DEBT - 18.8%
400,000	United States Cash Management Bill	1.026	01/02/18	398,940
722,000	United States Treasury Bill	0.960-0.970	10/12/17	721,787
500,000	United States Treasury Bill	0.971	11/02/17	499,568
500,000	United States Treasury Bill	0.975	11/09/17	499,472
1,585,000	United States Treasury Bill	0.010-0.990	11/16/17	1,582,999
1,075,000	United States Treasury Bill	0.985	11/24/17	1,073,412
758,000	United States Treasury Bill	0.980-1.021	12/07/17	756,579
500,000	United States Treasury Bill	0.953	12/14/17	499,021
500,000	United States Treasury Bill	0.995	12/21/17	498,881
1,010,000	United States Treasury Bill	1.011-1.030	01/04/18	1,007,280
193,000	United States Treasury Bill	1.085	01/11/18	192,407
500,000	United States Treasury Bill	1.022	01/18/18	498,453
143,000	United States Treasury Bill	1.020	01/25/18	142,530
140,000	United States Treasury Bill	1.116	02/01/18	139,466
225,000	United States Treasury Bill	1.051	02/08/18	224,146
300,000	United States Treasury Bill	1.130	03/08/18	298,512
250,000	United States Treasury Note	0.625	11/30/17	249,846
800,000	United States Treasury Note	0.875	11/30/17	799,820
200,000	United States Treasury Note	1.000	12/15/17	200,000
1,000,000	United States Treasury Note	0.750	01/31/18	998,765

TIAA-CREF LIFE FUNDS - Money Market Fund

PRINCIPAL		ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE

$ 500,000		United States Treasury Note		0.875%	01/31/18	$499,510
900,000		United States Treasury Note		1.000	02/15/18	899,389
1,044,000		United States Treasury Note		0.750	02/28/18	1,042,256
1,000,000		United States Treasury Note		1.000	03/15/18	999,340
440,000		United States Treasury Note		1.125	06/15/18	439,601

		TOTAL TREASURY DEBT				15,161,980

VARIABLE RATE SECURITIES - 13.5%
500,000	i	Federal Agricultural Mortgage Corp (FAMC)	LIBOR 3 M - 0.230%	1.087	04/27/18	500,000
500,000	i	FAMC	LIBOR 1 M - 0.120%	1.112	08/03/18	500,000
500,000	i	FAMC	LIBOR 1 M - 0.100%	1.136	11/01/18	500,000
300,000	i	FAMC	LIBOR 1 M - 0.075%	1.157	02/04/19	300,000
300,000	i	Federal Farm Credit Bank (FFCB)	EFFR + 0.225%	1.278	11/13/17	299,998
500,000	i	FFCB	EFFR + 0.110%	1.270	01/22/18	500,259
425,000	i	FFCB	LIBOR 1 M + 0.050%	1.282	02/02/18	424,841
250,000	i	FFCB	LIBOR 3 M - 0.030%	1.282	02/06/18	249,979
250,000	i	FFCB	LIBOR 1 M + 0.150%	1.387	02/23/18	249,985
500,000	i	FFCB	LIBOR 1 M - 0.100%	1.132	08/08/18	500,005
300,000	i	FFCB	FRED - 2.850%	1.400	08/10/18	300,052
300,000	i	FFCB	LIBOR 1 M + 0.030%	1.267	08/27/18	299,986
500,000	i	FFCB	LIBOR 1 M - 0.050%	1.184	09/17/18	499,952
500,000	i	FFCB	FRED - 3.020%	1.230	01/14/19	500,709
500,000	i	FFCB	LIBOR 3 M - 0.160%	1.144	01/15/19	500,000
500,000	i	FFCB	LIBOR 1 M - 0.110%	1.127	01/25/19	500,033
250,000	i	FFCB	FRED - 3.080%	1.170	06/27/19	250,043
250,000	i	FFCB	FRED - 3.080%	1.170	08/16/19	249,954
300,000	i	Federal Home Loan Bank (FHLB)	LIBOR 3 M - 0.150%	1.164	02/23/18	300,017
300,000	i	FHLB	LIBOR 3 M - 0.265%	1.042	04/20/18	300,006
500,000	i	FHLB	LIBOR 3 M - 0.200%	1.104	01/18/19	500,064
500,000	i	FHLB	LIBOR 1 M - 0.040%	1.196	02/22/19	500,388
400,000	i	FHLB	LIBOR 3 M - 0.235%	1.081	03/06/19	399,727
300,000	i	Federal Home Loan Mortgage Corp (FHLMC)	LIBOR 3 M - 0.110%	1.199	11/13/17	300,000
500,000	i	FHLMC	LIBOR 1 M - 0.160%	1.077	07/19/18	500,000
475,000	i	Federal National Mortgage Association (FNMA)	LIBOR 1 M + 0.010%	1.241	10/05/17	474,993
500,000	i	FNMA	LIBOR 3 M - 0.030%	1.275	01/11/18	500,319

		TOTAL VARIABLE RATE SECURITIES				10,901,310

		TOTAL SHORT-TERM INVESTMENTS (Cost $80,611,391)				80,611,391

		TOTAL PORTFOLIO - 100.0% (Cost $80,611,391)				80,611,391
		OTHER ASSETS & LIABILITIES, NET - 0.0%				28,257

		NET ASSETS - 100.0%				$80,639,648

Abbreviation(s):

EFFR	Effective Federal Funds Rate

FRED	Federal Bank Prime Loan Rate

LIBOR	London Interbank Offered Rate

M	Month

i	Floating or variable rate security includes the reference rate and spread, unless the variable rate based on the underlying asset of the security. Coupon reflects the rate at period end.

TIAA-CREF LIFE FUNDS - Balanced Fund

TIAA-CREF LIFE FUNDS

BALANCED FUND

SCHEDULE OF INVESTMENTS (unaudited)

September 30, 2017

SHARES	SECURITY	VALUE

TIAA-CREF Life Funds – 99.9%(a)

FIXED INCOME - 49.5%
1,107,332	TIAA-CREF Life Bond Fund	$28,380,915

	TOTAL FIXED INCOME	28,380,915

INTERNATIONAL EQUITY - 10.1%
259,582	TIAA-CREF Life International Equity Fund	5,806,860

	TOTAL INTERNATIONAL EQUITY	5,806,860

U.S. EQUITY - 40.3%
151,260	TIAA-CREF Life Growth Equity Fund	5,171,596
137,571	TIAA-CREF Life Growth & Income Fund	5,782,123
137,852	TIAA-CREF Life Large-Cap Value Fund	5,220,443
35,324	TIAA-CREF Life Real Estate Securities Fund	1,156,161
30,358	TIAA-CREF Life Small-Cap Equity Fund	1,153,315
82,881	TIAA-CREF Life Stock Index Fund	4,614,822

	TOTAL U.S. EQUITY	23098460

	TOTAL TIAA-CREF LIFE FUNDS (Cost $52,295,768)	57,286,235

	TOTAL INVESTMENTS - 99.9% (Cost $52,295,768)	57,286,235
	OTHER ASSETS & LIABILITIES, NET - 0.1%	28,865

	NET ASSETS - 100.0%	$57,315,100

(a)	The Fund invests its assets in the affiliated TIAA-CREF Life Funds.

TIAA-CREF LIFE FUNDS - Notes to Schedules of Investments (unaudited)

Note 1—organization and significant accounting policies

TIAA-CREF Life Funds (the “Trust”) is a Delaware statutory trust that is registered with the Securities and Exchange Commission (“Commission”) under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The Trust consists of the following funds: Growth Equity Fund, Growth & Income Fund, Large-Cap Value Fund, Real Estate Securities Fund, Small-Cap Equity Fund, Social Choice Equity Fund, Stock Index Fund, International Equity Fund, Bond Fund, Money Market Fund and Balanced Fund (collectively the “Funds” or individually, the “Fund”). The Funds are currently available only through the purchase of variable annuity contracts or variable life insurance policies issued by TIAA-CREF Life Insurance Company (“TIAA-CREF Life”).

The accompanying schedules of investments were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) which may require the use of estimates made by management. Actual results may differ from those estimates. The Funds are investment companies and follow the accounting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification 946, Financial Services—Investment Companies. The following is a summary of the significant accounting policies consistently followed by the Funds.

Security valuation: For all Funds (other than the Money Market Fund), investments in securities are recorded at their estimated fair value as described in the valuation of investments note to the schedules of investments. Investments held by the Money Market Fund are recorded at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter accreting or amortizing any discount or premium to its face value at a constant rate until maturity.

Investment transactions: Security transactions are accounted for as of the trade date for financial reporting purposes.

Foreign currency transactions and translation: Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day using exchange rates obtained from an independent third party. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is reflected as a component of security gains and losses.

Transactions with affiliates: The Funds may purchase or sell investment securities in transactions with affiliated entities under procedures adopted by the Board of Trustees (“Board”) pursuant to the 1940 Act. These transactions are effected at market rates without incurring broker commissions.

New accounting pronouncement: In March 2017, the FASB issued ASU 2017-08, Premium Amortization on Purchased Callable Debt Securities. ASU 2017-08 shortens the premium amortization period on a purchased callable debt security from the security’s contractual life to the earliest call date. It is anticipated that this change will reduce losses recognized when a security is called on an earlier date. This guidance is effective for fiscal years beginning after December 15, 2018. This guidance will not significantly impact the Funds’ financial statements.

New rule issuances: In October 2016, the Commission issued Final Rule Release No. 33-10231, Investment Company Reporting Modernization. This final rule modernizes investment company reporting by requiring the filing of new Forms N-PORT and N-CEN,

TIAA-CREF LIFE FUNDS - Notes to Schedules of Investments (unaudited)

and amends Regulation S-X disclosures related to derivatives and other disclosures in the financial statements and other filings. The requirements of this final rule in relation to Forms N-PORT and N-CEN must be adopted by June 1, 2018. Management is currently assessing the impact of Forms N-PORT and N-CEN on the Funds’ various filings. On August 1, 2017, the Funds adopted amendments to Regulation S-X disclosures related to derivatives and other disclosures in the financial statements and other filings. The amended S-X disclosures required under this rule did not have an impact on net assets or results of operations but resulted in new disclosures in the schedules of investments for certain investment types. Please refer to the schedules of investments, Note 3, and note 4 of the financial statement disclosures for details.

In October 2016, the Commission issued Final Rule Release No. 33-10233, Investment Company Liquidity Risk Management Programs. This final rule requires funds to establish a liquidity risk management program and enhances disclosures regarding funds’ liquidity. The requirements of this final rule must be adopted by December 1, 2018. Management is currently assessing the impact of this rule to the Funds’ financial statements and other filings.

In March 2017, the Commission issued Final Rule Release No. 34-80295, Amendment to Securities Transaction Settlement Cycle. This final rule shortens the standard settlement cycle from T+3 to T+2. It is expected that this shortened settlement time will decrease certain risks due to the reduction of unsettled trades and risk exposure. The compliance date for this final rule was September 5, 2017. This rule did not expected to materially impact the Funds’ financial statements and other filings.

Note 2—valuation of investments

Portfolio investments are valued at fair value utilizing various valuation methods approved by the Board. U.S. GAAP establishes a hierarchy that prioritizes market inputs to valuation methods. The three levels of inputs are:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.)
•	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized as Level 3. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

In accordance with ASC 820, certain portfolio investments that are measured at fair value using the net asset value per share practical expedient are not categorized within the fair value hierarchy. These investments will be disclosed at their fair value to allow reconciliation back to the schedules of investments. As of September 30, 2017, no investments were valued utilizing the practical expedient.

TIAA-CREF LIFE FUNDS - Notes to Schedules of Investments (unaudited)

A description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value follows:

Exchange-traded equity securities, common and preferred stock: Equity securities listed or traded on a national market or exchange are valued based on their sale price at the official close of business of such market or exchange on the valuation date, or if there is no official close of business, the latest sale price, or at the mean of the latest available bid and asked prices if no sale is reported. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Foreign equity securities are valued at the last sale price or official closing price reported on the exchange where traded and converted to U.S. dollars at the prevailing rates of exchange on the date of valuation. For events affecting the value of foreign securities between the time when the exchange on which they are traded closes and the time when the Funds’ net assets are calculated, such securities will be valued at fair value in accordance with procedures adopted by the Board. Foreign securities are generally categorized as Level 2 of the fair value hierarchy.

Debt securities: Debt securities will generally be valued using prices provided by a pricing service that may employ various indications of value including but not limited to broker-dealer quotations. Certain debt securities, other than money market instruments, are valued based on the most recent bid price or the equivalent quoted yield for such securities (or those of comparable maturity, quality and type). Debt securities are generally categorized as Level 2 of the fair value hierarchy; in instances where prices, yields or any other key inputs are unobservable, they are categorized as Level 3 of the hierarchy.

The Money Market Fund: The Money Market Fund’s portfolio securities are valued on an amortized cost basis. Money Market investments are generally categorized as Level 2 of the fair value hierarchy.

Investments in registered investment companies: These investments are valued at their NAV on the valuation date. These investments are categorized as Level 1 of the fair value hierarchy.

Futures contracts: Stock and bond index futures contracts, which are traded on commodity exchanges, are valued at the last sale price as of the close of such commodity exchanges and are categorized as Level 1 of the fair value hierarchy.

Options: Purchased and written options listed or traded on a national market or exchange are valued at the last sale price as of the close of such exchange or at the mean of the closing bid and asked prices if no sale is reported. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Total return swap contracts: Total return swap contracts are marked-to-market daily based upon a price supplied by a pricing service. Total return swaps are generally categorized as Level 2 in the fair value hierarchy.

Any portfolio security for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued at fair value, as determined in good faith using procedures approved by the Board. To the extent the inputs are observable and timely, the values would be categorized as Level 2 of the fair value hierarchy; otherwise they would be categorized as Level 3.

TIAA-CREF LIFE FUNDS - Notes to Schedules of Investments (unaudited)

Transfers between levels are recognized at the end of the reporting period. For the period ended September 30, 2017, there were no material transfers between levels by the Funds.

As of September 30, 2017, 100% of the value of investments in the Balanced Fund was valued based on Level 1 inputs, while 100% of the value of investments in the Money Market Fund was valued based on level 2 inputs.

The following table summarizes the market value of the Funds’ investments as of September 30, 2017, based on the inputs used to value them:

Fund	Level 1	Level 2	Level 3	Total
Growth Equity
Equity investments:
Consumer discretionary	$14,861,268	$571,259	$—	$15,432,527
Health care	14,233,670	1,604,767	—	15,838,437
Information technology	41,668,702	1,833,048	—	43,501,750
All other equity investments*	17,429,236	—	—	17,429,236
Short-term investments	—	1,050,000	—	1,050,000
Purchased options	8,000	—	—	8,000
Written Options**	(3,800)	—	—	(3,800)
Total	$88,197,076	$5,059,074	$—	$93,256,150
Growth & Income
Equity investments:
Consumer discretionary	$15,859,907	$1,207,991	$—	$17,067,898
Consumer staples	11,698,689	709,255	—	12,407,944
Financials	17,291,663	1,103,557	—	18,395,220
Health care	19,314,877	1,915,861	—	21,230,738
Industrials	14,320,242	916,606	—	15,236,848
Information technology	35,501,966	1,425,929	—	36,927,895
All other equity investments*	18,141,470	—	—	18,141,470
Short-term investments	824,185	950,000	—	1,774,185
Purchased options	3,605	—	—	3,605
Written Options**	(146,338)	—	—	(146,338)
Total	$132,810,266	$8,229,199	$—	$141,039,465
Large-Cap Value
Equity investments:
Consumer discretionary	$4,810,944	$1,141,002	$—	$5,951,946
Energy	8,808,677	179,526	—	8,988,203
Financials	17,620,329	354,636	—	17,974,965
Industrials	6,627,066	—	160	6,627,226
Information technology	9,271,086	235,252	—	9,506,338
Materials	4,420,916	267,391	—	4,688,307
All other equity investments*	21,744,675	—	—	21,744,675
Short-term investments	584,711	—	—	584,711
Purchased options	17,590	—	—	17,590
Written Options**	(6,965)	—	—	(6,965)
Total	$73,899,029	$2,177,807	$160	$76,076,996

TIAA-CREF LIFE FUNDS - Notes to Schedules of Investments (unaudited)

Fund	Level 1	Level 2	Level 3	Total
Real Estate Securities
Equity investments:
Real estate development	$—	$319,500	$—	$319,500
All other equity investments*	73,412,815	—	—	73,412,815
Short-term investments	—	1,350,000	—	1,350,000
Total	$73,412,815	$1,669,500	$—	$75,082,315
Small-Cap Equity
Equity investments*	$55,967,745	$—	$—	$55,967,745
Short-term investments	270,313	750,000	—	1,020,313
Futures**	24,144	—	—	24,144
Total	$56,262,202	$750,000	$—	$57,012,202
Social Choice Equity
Equity investments*	$58,361,088	$—	$—	$58,361,088
Short-term investments	—	500,000	—	500,000
Futures**	1,040	—	—	1,040
Total	$58,362,128	$500,000	$—	$58,862,128
Stock Index
Equity investments:
Health care	$57,548,805	$9	$112	$57,548,926
Industrials	44,810,897	—	2,320	44,813,217
Real Estate	16,386,143	11,555	—	16,397,698
All other equity investments*	294,520,600	—	—	294,520,600
Short-term investments	4,006,254	3,850,000	—	7,856,254
Futures**	31,702	—	—	31,702
Total	$417,304,401	$3,861,564	$2,432	$421,168,397
International Equity
Equity investments:
Asia	$—	$26,069,077	$—	$26,069,077
Europe	—	75,400,962	—	75,400,962
Latin America	1,405,874	—	—	1,405,874
All other equity investments*	3,436,353	3,359,939	—	6,796,292
Short-term investments	4,542,056	2,200,000	—	6,742,056
Total	$9,384,283	$107,029,978	$—	$116,414,261
Bond
Bank loan obligations	$—	$1,040,011	$—	$1,040,011
Corporate bonds	—	80,388,983	—	80,388,983
Government bonds	—	82,523,550	—	82,523,550
Structured assets	—	20,081,214	45,882	20,127,096
Preferred stocks	158,018	—	—	158,018
Short-term investments	—	8,850,000	—	8,850,000
Total	$158,018	$192,883,758	$45,882	$193,087,658

*	For detailed categories, see the accompanying schedules of investments.

**	Derivative instruments, excluding purchased options, are not reflected in the market value of portfolio investments.

Note 3—derivative instruments

As defined by U.S. GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variables. Derivatives require little or no initial investment and permit or require net settlement. The Funds value derivatives at fair value.

TIAA-CREF LIFE FUNDS - Notes to Schedules of Investments (unaudited)

Futures contracts: Certain Funds are subject to equity price risk in the normal course of pursuing their investment objectives. The Funds use futures contracts to manage exposure to the equity markets and for cash management purposes to remain highly invested in these markets while minimizing transaction costs. Buying futures contracts tends to increase exposure to the underlying instrument/index, while selling futures contracts tends to decrease exposure to the underlying instrument/index or hedge other investments. Initial margin deposits are made upon entering into a futures contract, and variation margin receipts or payments are settled daily reflecting changes in the value of the futures contracts. Daily changes in the value of such contracts are reflected in net unrealized gains and losses. Gains or losses are realized upon the expiration or closing of the futures contracts or if the counterparties do not perform in accordance with contractual provisions. With futures contracts, there is minimal counterparty credit risk to the Funds since futures contracts are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded funds, guarantees the futures contracts against default. The futures contracts outstanding as of September 30, 2017 are disclosed in the schedules of investments.

Options: Certain Funds are subject to equity price risk in the normal course of pursuing their investment objectives. To manage the risk, the Funds may invest in both equity and index options. The Funds use options contracts for hedging and cash management purposes and to seek to increase total return. Call and put equity options give the holder the right, in return for a premium paid, to purchase or sell, respectively, a security at a specified exercise price at any time during the period of the option. Index options are written or purchased options in which the underlying investment is a specified index. The exercise of an index option will not result in the physical delivery of the underlier, but a cash transfer of the difference between the settlement price of the underlier and the strike price of the option. Purchased options are included in the schedules of investments. Premiums on unexercised, expired options are recorded as realized gains or losses; premiums on exercised options are recorded as an adjustment to the proceeds from the sale or cost of the purchase. The difference between the premium and the amount received or paid in a closing transaction is also treated as a realized gain or loss. Risks related to the use of options include possible illiquidity of the options markets, and price movements in underlying security values. The purchased and written options outstanding as of September 30, 2017 are disclosed in the schedules of investments.

Total return swap contracts: Total return swaps are agreements that provide a Fund with a return based on the performance of an underlying asset, in exchange for fee payments to a counterparty based on a specific rate. To the extent the total return of the reference security or index underlying the total return swap exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment or make a payment to the counterparty, respectively. Total return swaps are exposed to the market risk factor of the specific underlying financial instrument or index. Additional risks to the Fund include the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The Fund’s maximum loss from counterparty risk is the fair value of the contract. Certain Funds may invest in total return swap contracts to gain or hedge exposure to the underlying reference assets. The total return swap contracts outstanding as of September 30, 2017 are disclosed in the schedules of investments.

Note 4—affiliates

Investments in other investment companies advised by Advisors are deemed to be affiliated investments. The Balanced Fund invests its assets in shares of the affiliated TIAA-CREF Life Funds. Information regarding transactions with affiliated companies is as follows (dollar amounts are in thousands):

Issue	Value at 12/31/16	Purchase cost	Sales proceeds	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Dividend income	Value at 9/30/17
TIAA-CREF Life Balanced Fund
TIAA-CREF Life Funds:
Growth Equity	$4,416	$566	$828	$110	$981	$—	$5,172
Growth & Income	5,023	566	559	39	751	—	5,782
Large-Cap Value	4,623	730	498	12	374	—	5,220
Real Estate Securities	1,030	300	231	15	72	—	1,156
Small Cap Equity	1,008	225	167	26	86	—	1,153
Stock Index	4,024	431	388	16	537	—	4,615
International Equity	5,088	769	1,284	(4)	1,238	63	5,807
Bond	24,690	4,257	1,579	(68)	1,081	5	28,381
	$49,902	$7,844	$5,534	$146	$5,120	$68	$57,286

TIAA-CREF LIFE FUNDS - Notes to Schedules of Investments (unaudited)

Note 5—investments

Securities lending: Certain Funds may lend their securities to qualified institutional borrowers to earn additional income. A Fund receives collateral (in the form of cash, Treasury securities or other collateral permitted by applicable law) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of loaned securities during the period of the loan; any additional collateral required due to changes in security values is delivered to the Fund the next business day. Cash collateral received by the Fund will generally be invested in high-quality short-term instruments or in one or more funds maintained by the securities lending agent (“Agent”) for the purpose of investing cash collateral.

The value of the loaned securities are reflected in the schedule of investments. As of September 30, 2017, securities lending transactions are for equity securities, and the resulting loans are continuous, can be recalled at any time, and have no set maturity. In lending its securities, a Fund bears the market risk with respect to the investment of collateral and the risk that the Agent may default on its contractual obligations to the Fund. The Agent bears the risk that the borrower may default on its obligation to return the loaned securities as the Agent is contractually obligated to indemnify the Fund if at the time of a default by a borrower some or all of the loan securities have not been returned.

Securities purchased on a when-issued or delayed-delivery basis: The Funds may purchase securities on a when-issued or delayed-delivery basis. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after trade date; interest income is not accrued until settlement date. At the time a Fund enters into such transactions, it is required to have segregated assets with a current value at least equal to the amount of its when-issued or delayed-delivery purchase commitments.

Mortgage dollar roll transactions: Some of the Funds may enter into mortgage dollar rolls in which a Fund sells mortgage securities for delivery in the current month, realizing a gain (loss), and simultaneously contracts to repurchase similar securities on a specified future date. During the roll period, a Fund forgoes principal and interest paid on the securities. The Fund is compensated by the interest earned on the cash proceeds of the initial sale and by the lower repurchase price at the future date. The difference between the sales proceeds and the lower repurchase price is recorded as a realized gain. The Fund maintains a segregated account, the dollar value of which is at least equal to its obligations with respect to dollar rolls.

Restricted securities: Restricted securities held by the Funds, if any, may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in securities that are widely held and publicly traded.

Net unrealized appreciation (depreciation): At September 30, 2017, net unrealized appreciation (depreciation) based on the aggregate cost of all investments for federal income tax purposes, consisting of gross unrealized appreciation and gross unrealized depreciation was as follows:

Fund	Book cost	Gross unrealized appreciation	Gross unrealized (depreciation)	Net unrealized appreciation (depreciation)
Growth Equity	$60,861,265	$32,480,862	$(82,177)	$32,398,685
Growth & Income	98,651,143	43,359,027	(824,367)	42,534,660
Large-Cap Value	61,359,501	17,164,761	(2,440,301)	14,724,460
Real Estate Securities	57,414,074	17,889,455	(221,214)	17,668,241
Small-Cap Equity	46,949,886	11,053,530	(1,015,358)	10,038,172
Social Choice Equity	35,661,071	24,219,166	(1,019,149)	23,200,017
Stock Index	216,237,665	212,391,244	(7,492,214)	204,899,030
International Equity	98,586,644	18,288,275	(460,658)	17,827,617
Bond	191,666,846	2,739,723	(1,318,911)	1,420,812
Balanced	52,295,768	4,990,467	—	4,990,467

Item 2. Controls and Procedures.

(a) An evaluation was performed within 90 days of the filing date of the report under the supervision of the Registrant’s management, including the principal executive officer and principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on that evaluation, the Registrant’s management, including the principal executive officer and principal financial officer, concluded that the Registrant’s disclosure controls and procedures were effective for this quarterly reporting period.

(b) There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

3(a) Section 302 certification of the principal executive officer

3(b) Section 302 certification of the principal financial officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TIAA-CREF LIFE FUNDS

Dated: November 15, 2017	By:	/s/ Bradley Finkle
Bradley Finkle
Principal Executive Officer and President

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

Dated: November 15, 2017	By:	/s/ Bradley Finkle
Bradley Finkle
Principal Executive Officer and President
(principal executive officer)

Dated: November 15, 2017	By:	/s/ E. Scott Wickerham
E. Scott Wickerham
Principal Financial Officer, Principal Accounting
Officer and Treasurer
(principal financial officer)

EXHIBIT LIST

Item 3. Exhibits.

3(a) Section 302 certification of the principal executive officer

3(b) Section 302 certification of the principal financial officer